UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – June 30, 2018

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2018

AXA Premier VIP Trust

Semi-Annual Report

June 30, 2018

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Fixed Income	79.9%
Equity	20.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2018
EQ/Intermediate Government Bond Portfolio	32.3%
EQ/Core Bond Index Portfolio	22.8
EQ/PIMCO Ultra Short Bond Portfolio	11.9
ATM Large Cap Managed Volatility Portfolio	6.3
Multimanager Core Bond Portfolio	3.8
EQ/Quality Bond PLUS Portfolio	2.9
1290 VT DoubleLine Opportunistic Bond Portfolio	2.6
EQ/Global Bond PLUS Portfolio	2.2
AXA Large Cap Core Managed Volatility Portfolio	1.7
1290 VT High Yield Bond Portfolio	1.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$995.77	$2.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.48	2.34
Class B
Actual	1,000.00	995.77	2.31
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.48	2.34
Class K
Actual	1,000.00	996.82	1.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.72	1.09

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.47%, 0.47% and 0.22%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,933,046	$29,089,506
1290 VT Equity Income Portfolio‡	1,283,039	7,629,333
1290 VT GAMCO Small Company Value Portfolio‡	113,060	7,208,728
1290 VT High Yield Bond Portfolio‡	1,614,444	15,578,841
1290 VT Micro Cap Portfolio‡	92,634	1,250,324
ATM International Managed Volatility Portfolio‡	1,426,877	15,384,384
ATM Large Cap Managed Volatility Portfolio‡	4,632,022	70,640,075
ATM Mid Cap Managed Volatility Portfolio‡	508,557	4,359,675
ATM Small Cap Managed Volatility Portfolio‡	241,817	3,337,914
AXA Global Equity Managed Volatility Portfolio‡	297,712	5,484,073
AXA International Core Managed Volatility Portfolio‡	461,187	5,092,754
AXA International Value Managed Volatility Portfolio‡	197,043	2,703,247
AXA Large Cap Core Managed Volatility Portfolio‡	1,685,697	19,120,103
AXA Large Cap Growth Managed Volatility Portfolio‡	413,467	14,567,304
AXA Large Cap Value Managed Volatility Portfolio‡	414,903	7,752,191
AXA/AB Small Cap Growth Portfolio‡	162,336	3,669,591
AXA/Loomis Sayles Growth Portfolio‡	790,429	7,122,429
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	215,841	2,697,027
EQ/BlackRock Basic Value Equity Portfolio‡	541,099	13,394,477
EQ/Core Bond Index Portfolio‡	26,450,621	257,049,042
EQ/Global Bond PLUS Portfolio‡	2,733,297	24,550,813
EQ/Intermediate Government Bond Portfolio‡	36,023,842	364,149,338
EQ/International Equity Index Portfolio‡	113,031	1,110,540
EQ/JPMorgan Value Opportunities Portfolio‡	598,081	11,277,915
EQ/Large Cap Growth Index Portfolio‡	101,151	1,577,354
EQ/MFS International Growth Portfolio‡	1,339,152	11,274,282
EQ/PIMCO Ultra Short Bond Portfolio‡	13,354,993	133,734,198
EQ/Quality Bond PLUS Portfolio‡	3,949,971	33,080,144
EQ/T. Rowe Price Growth Stock Portfolio*‡	88,967	4,684,167
Multimanager Core Bond Portfolio‡	4,495,339	43,091,808
Multimanager Mid Cap Growth Portfolio*‡	322,353	3,782,531
Multimanager Mid Cap Value Portfolio‡	124,873	2,158,209

Total Investments in Securities (100.0%) (Cost $1,039,867,757)		1,127,602,317
Other Assets Less Liabilities (0.0%)		422,340

Net Assets (100%)		$1,128,024,657

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	2,933,046	25,320,624	6,748,759	(2,679,907)	(739)	(299,231)	29,089,506	—	—
1290 VT Equity Income Portfolio	1,283,039	8,962,901	204,209	(1,330,884)	110,798	(317,691)	7,629,333	—	—
1290 VT GAMCO Small Company Value Portfolio	113,060	7,452,046	136,138	(487,255)	9,596	98,203	7,208,728	—	—
1290 VT High Yield Bond Portfolio	1,614,444	16,478,464	340,347	(1,218,140)	(924)	(20,906)	15,578,841	—	—
1290 VT Micro Cap Portfolio	92,634	1,071,967	—	—	—	178,357	1,250,324	—	—
ATM International Managed Volatility Portfolio	1,426,877	18,417,984	408,414	(3,061,767)	340,556	(720,803)	15,384,384	—	—
ATM Large Cap Managed Volatility Portfolio	4,632,022	77,325,958	1,837,866	(9,877,954)	1,556,015	(201,810)	70,640,075	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Mid Cap Managed Volatility Portfolio	508,557	4,398,932	68,070	(243,628)	(33)	136,334	4,359,675	—	—
ATM Small Cap Managed Volatility Portfolio	241,817	3,279,205	68,068	(243,628)	9,201	225,068	3,337,914	—	—
AXA Global Equity Managed Volatility Portfolio	297,712	6,809,731	136,137	(1,387,255)	240,876	(315,416)	5,484,073	—	—
AXA International Core Managed Volatility Portfolio	461,187	5,582,276	136,137	(487,255)	104,425	(242,829)	5,092,754	—	—
AXA International Value Managed Volatility Portfolio	197,043	2,934,549	68,071	(243,628)	41,074	(96,819)	2,703,247	—	—
AXA Large Cap Core Managed Volatility Portfolio	1,685,697	22,491,487	476,483	(4,405,395)	1,643,065	(1,085,537)	19,120,103	—	—
AXA Large Cap Growth Managed Volatility Portfolio	413,467	14,720,395	408,414	(1,461,767)	192,063	708,199	14,567,304	—	—
AXA Large Cap Value Managed Volatility Portfolio	414,903	10,076,553	272,276	(2,474,512)	531,597	(653,723)	7,752,191	—	—
AXA/AB Small Cap Growth Portfolio	162,336	3,469,628	68,069	(243,628)	13,878	361,644	3,669,591	—	—
AXA/Loomis Sayles Growth Portfolio	790,429	8,721,089	136,137	(2,187,255)	627,562	(175,104)	7,122,429	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio*	215,841	2,367,357	—	—	—	329,670	2,697,027	—	—
EQ/BlackRock Basic Value Equity Portfolio	541,099	15,787,570	408,414	(2,861,767)	1,258,178	(1,197,918)	13,394,477	—	—
EQ/Core Bond Index Portfolio	26,450,621	275,388,891	7,530,421	(22,657,395)	163,936	(3,376,811)	257,049,042	—	—
EQ/Global Bond PLUS Portfolio	2,733,297	26,712,176	612,622	(2,192,652)	1,302	(582,635)	24,550,813	—	—
EQ/Intermediate Government Bond Portfolio	36,023,842	389,477,730	8,440,563	(31,209,860)	213,691	(2,772,786)	364,149,338	—	—
EQ/International Equity Index Portfolio	113,031	1,135,990	—	—	—	(25,450)	1,110,540	—	—
EQ/JPMorgan Value Opportunities Portfolio	598,081	12,524,029	1,272,278	(2,174,512)	171,943	(515,823)	11,277,915	—	—
EQ/Large Cap Growth Index Portfolio	101,151	1,474,731	—	—	—	102,623	1,577,354	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	1,339,152	14,079,809	272,275	(3,274,512)	823,376	(626,666)	11,274,282	—	—
EQ/PIMCO Ultra Short Bond Portfolio	13,354,993	138,257,706	5,967,315	(11,694,139)	(105)	1,203,421	133,734,198	—	—
EQ/Quality Bond PLUS Portfolio	3,949,971	30,364,040	6,284,898	(3,167,163)	(14,884)	(386,747)	33,080,144	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	88,967	4,916,247	68,069	(743,628)	107,905	335,574	4,684,167	—	—
Multimanager Core Bond Portfolio	4,495,339	44,147,638	4,119,228	(3,898,047)	(11,034)	(1,265,977)	43,091,808	630,123	—
Multimanager Mid Cap Growth Portfolio*	322,353	3,587,617	68,067	(243,628)	14,342	356,133	3,782,531	—	—
Multimanager Mid Cap Value Portfolio	124,873	2,118,613	—	—	—	39,596	2,158,209	—	—

Total		1,199,853,933	46,557,745	(116,151,161)	8,147,660	(10,805,860)	1,127,602,317	630,123	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,127,602,317	$—	$1,127,602,317

Total Assets	$—	$1,127,602,317	$—	$1,127,602,317

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,127,602,317	$—	$1,127,602,317

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$46,557,745
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$116,151,161

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,708,565
Aggregate gross unrealized depreciation	(9,059,217)

Net unrealized appreciation	$86,649,348

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,040,952,969

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,039,867,757)	$1,127,602,317
Cash	702,827
Receivable for securities sold	609,893
Receivable from Separate Accounts for Portfolio shares sold	98,482
Dividends, interest and other receivables	96,488
Other assets	12,354

Total assets	1,129,122,361

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	425,078
Distribution fees payable – Class B	227,315
Administrative fees payable	128,637
Payable for securities purchased	96,488
Investment management fees payable	45,461
Trustees’ fees payable	26,843
Distribution fees payable – Class A	4,248
Accrued expenses	143,634

Total liabilities	1,097,704

NET ASSETS	$1,128,024,657

Net assets were comprised of:
Paid in capital	$1,022,470,727
Accumulated undistributed net investment income (loss)	(1,962,048)
Accumulated undistributed net realized gain (loss)	19,781,418
Net unrealized appreciation (depreciation)	87,734,560

Net assets	$1,128,024,657

Class A
Net asset value, offering and redemption price per share, $20,619,751 / 2,189,176 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.42

Class B
Net asset value, offering and redemption price per share, $1,099,102,769 / 116,632,252 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.42

Class K
Net asset value, offering and redemption price per share, $8,302,137 / 882,020 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$630,123
Interest	4,556

Total income	634,679

EXPENSES
Distribution fees – Class B	1,399,558
Administrative fees	787,158
Investment management fees	574,277
Custodian fees	84,637
Printing and mailing expenses	64,076
Professional fees	36,276
Distribution fees – Class A	26,163
Trustees’ fees	14,188
Miscellaneous	12,101

Gross expenses	2,998,434
Less: Waiver from investment manager	(326,503)

Net expenses	2,671,931

NET INVESTMENT INCOME (LOSS)	(2,037,252)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	8,147,660
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(10,805,860)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,658,200)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,695,452)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,037,252)	$11,585,344
Net realized gain (loss)	8,147,660	33,046,403
Net change in unrealized appreciation (depreciation)	(10,805,860)	16,901,351

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4,695,452)	61,533,098

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(269,071)
Class B	—	(13,272,285)
Class K	—	(111,267)

	—	(13,652,623)

Distributions from net realized capital gains
Class A	—	(586,197)
Class B	—	(29,160,111)
Class K	—	(199,650)

	—	(29,945,958)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(43,598,581)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 77,541 and 580,117 shares, respectively ]	730,569	5,550,717
Capital shares issued in reinvestment of dividends and distributions [ 0 and 90,084 shares, respectively ]	—	855,268
Capital shares repurchased [ (171,621) and (912,222) shares, respectively ]	(1,615,013)	(8,706,162)

Total Class A transactions	(884,444)	(2,300,177)

Class B
Capital shares sold [ 7,596,040 and 7,988,644 shares, respectively ]	71,433,031	76,513,018
Capital shares issued in reinvestment of dividends and distributions [ 0 and 4,466,761 shares, respectively ]	—	42,432,396
Capital shares repurchased [ (14,631,361) and (30,717,614) shares, respectively ]	(137,901,842)	(293,266,822)

Total Class B transactions	(66,468,811)	(174,321,408)

Class K
Capital shares sold [ 104,802 and 418,400 shares, respectively ]	985,618	4,005,807
Capital shares issued in reinvestment of dividends and distributions [ 0 and 32,807 shares, respectively ]	—	310,917
Capital shares repurchased [ (81,190) and (96,446) shares, respectively ]	(759,938)	(926,569)

Total Class K transactions	225,680	3,390,155

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(67,127,575)	(173,231,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,823,027)	(155,296,913)
NET ASSETS:
Beginning of period	1,199,847,684	1,355,144,597

End of period (a)	$1,128,024,657	$1,199,847,684

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,962,048)	$75,204

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class A			2017		2016		2015		2014		2013
Net asset value, beginning of period	$9.46		$9.34		$9.29		$9.55		$9.67		$9.60

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.10		0.08		0.06		0.05		0.05
Net realized and unrealized gain (loss)	(0.02)		0.37		0.18		(0.07)		0.20		0.36

Total from investment operations	(0.04)		0.47		0.26		(0.01)		0.25		0.41

Less distributions:
Dividends from net investment income	—		(0.11)		(0.09)		(0.08)		(0.08)		(0.09)
Distributions from net realized gains	—		(0.24)		(0.12)		(0.17)		(0.29)		(0.25)

Total dividends and distributions	—		(0.35)		(0.21)		(0.25)		(0.37)		(0.34)

Net asset value, end of period	$9.42		$9.46		$9.34		$9.29		$9.55		$9.67

Total return (b)	(0.42)%		5.03%		2.84%		(0.16)%		2.61%		4.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,620		$21,594		$23,596		$25,419		$27,181		$28,762
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.47	%(j)	0.46	%(j)	0.47	%(j)	0.46	%(j)	0.45	%(j)
Before waivers (a)(f)	0.53%		0.53%		0.53%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.36)%		0.99%		0.86%		0.64%		0.53%		0.53%
Before waivers (a)(f)(x)	(0.42)%		0.93%		0.80%		0.60%		0.46%		0.46%
Portfolio turnover rate (z)^	4%		9%		12%		10%		7%		9%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016		2015		2014		2013
Net asset value, beginning of period	$9.46		$9.35		$9.29		$9.56		$9.68		$9.61

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.09		0.08		0.06		0.05		0.04
Net realized and unrealized gain (loss)	(0.02)		0.37		0.19		(0.08)		0.20		0.37

Total from investment operations	(0.04)		0.46		0.27		(0.02)		0.25		0.41

Less distributions:
Dividends from net investment income	—		(0.11)		(0.09)		(0.08)		(0.08)		(0.09)
Distributions from net realized gains	—		(0.24)		(0.12)		(0.17)		(0.29)		(0.25)

Total dividends and distributions	—		(0.35)		(0.21)		(0.25)		(0.37)		(0.34)

Net asset value, end of period	$9.42		$9.46		$9.35		$9.29		$9.56		$9.68

Total return (b)	(0.42)%		4.91%		2.95%		(0.26)%		2.61%		4.32%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,099,103		$1,170,151		$1,326,851		$1,382,210		$1,528,163		$1,779,026
Ratio of expenses to average net assets:
After waivers (a)(f)	0.47	%(j)	0.47	%(j)	0.46	%(j)	0.47	%(j)	0.46	%(j)	0.45	%(j)
Before waivers (a)(f)	0.53%		0.53%		0.53%		0.52%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.36)%		0.91%		0.86%		0.66%		0.53%		0.43%
Before waivers (a)(f)(x)	(0.42)%		0.85%		0.80%		0.61%		0.45%		0.36%
Portfolio turnover rate (z)^	4%		9%		12%		10%		7%		9%

See Notes to Financial Statements.

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AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class K			2017		2016		2015		2014		2013
Net asset value, beginning of period	$9.44		$9.33		$9.27		$9.54		$9.66		$9.59

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.14		0.12		0.11		0.13		0.16
Net realized and unrealized gain (loss)	(0.03)		0.34		0.18		(0.11)		0.15		0.28

Total from investment operations	(0.03)		0.48		0.30		—	#	0.28		0.44

Less distributions:
Dividends from net investment income	—		(0.13)		(0.12)		(0.10)		(0.11)		(0.12)
Distributions from net realized gains	—		(0.24)		(0.12)		(0.17)		(0.29)		(0.25)

Total dividends and distributions	—		(0.37)		(0.24)		(0.27)		(0.40)		(0.37)

Net asset value, end of period	$9.41		$9.44		$9.33		$9.27		$9.54		$9.66

Total return (b)	(0.32)%		5.18%		3.21%		(0.02)%		2.87%		4.59%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,302		$8,103		$4,697		$3,647		$2,473		$1,004
Ratio of expenses to average net assets:
After waivers (a)(f)	0.22	%(j)	0.22	%(j)	0.21	%(j)	0.22	%(j)	0.21	%(j)	0.20	%(j)
Before waivers (a)(f)	0.28%		0.28%		0.28%		0.27%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.11)%		1.49%		1.31%		1.12%		1.32%		1.58%
Before waivers (a)(f)(x)	(0.16)%		1.43%		1.25%		1.08%		1.25%		1.50%
Portfolio turnover rate (z)^	4%		9%		12%		10%		7%		9%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.00% for Class A, 1.00% for Class B and 0.75% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Fixed Income	59.5%
Equity	40.5

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
EQ/Intermediate Government Bond Portfolio	23.5%
EQ/Core Bond Index Portfolio	17.2
ATM Large Cap Managed Volatility Portfolio	10.8
EQ/PIMCO Ultra Short Bond Portfolio	9.0
ATM International Managed Volatility Portfolio	3.9
Multimanager Core Bond Portfolio	2.9
AXA Large Cap Core Managed Volatility Portfolio	2.7
EQ/MFS International Growth Portfolio	2.6
EQ/Quality Bond PLUS Portfolio	2.4
AXA Large Cap Growth Managed Volatility Portfolio	2.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$1,002.01	$2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.65
Class B
Actual	1,000.00	1,002.01	2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.65
Class K
Actual	1,000.00	1,004.02	1.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.42	1.39

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.53%, 0.53% and 0.28%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,588,786	$25,675,183
1290 VT Equity Income Portfolio‡	2,630,017	15,638,863
1290 VT GAMCO Small Company Value Portfolio‡	181,921	11,599,342
1290 VT High Yield Bond Portfolio‡	1,253,228	12,093,222
1290 VT Micro Cap Portfolio‡	324,747	4,383,249
1290 VT Small Cap Value Portfolio‡	922,247	10,882,512
ATM International Managed Volatility Portfolio‡	4,749,139	51,204,538
ATM Large Cap Managed Volatility Portfolio‡	9,344,268	142,503,610
ATM Mid Cap Managed Volatility Portfolio‡	1,078,055	9,241,767
ATM Small Cap Managed Volatility Portfolio‡	2,249,306	31,048,238
AXA Global Equity Managed Volatility Portfolio‡	1,059,790	19,522,112
AXA International Core Managed Volatility Portfolio‡	1,118,783	12,354,396
AXA International Value Managed Volatility Portfolio‡	564,258	7,741,086
AXA Large Cap Core Managed Volatility Portfolio‡	3,164,636	35,895,037
AXA Large Cap Growth Managed Volatility Portfolio‡	884,712	31,170,251
AXA Large Cap Value Managed Volatility Portfolio‡	1,234,539	23,066,570
AXA/AB Small Cap Growth Portfolio‡	775,816	17,537,227
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	226,398	4,168,161
AXA/Loomis Sayles Growth Portfolio‡	1,073,493	9,673,074
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	309,167	3,863,178
EQ/BlackRock Basic Value Equity Portfolio‡	762,626	18,878,230
EQ/Core Bond Index Portfolio‡	23,430,415	227,698,462
EQ/Global Bond PLUS Portfolio‡	2,245,304	20,167,593
EQ/Intermediate Government Bond Portfolio‡	30,726,046	310,596,225
EQ/International Equity Index Portfolio‡	217,119	2,133,211
EQ/JPMorgan Value Opportunities Portfolio‡	1,033,444	19,487,478
EQ/Large Cap Growth Index Portfolio‡	135,875	2,118,850
EQ/MFS International Growth Portfolio‡	4,071,789	34,280,265
EQ/PIMCO Ultra Short Bond Portfolio‡	11,898,330	119,147,465
EQ/Quality Bond PLUS Portfolio‡	3,844,953	32,200,643
EQ/T. Rowe Price Growth Stock Portfolio*‡	122,558	6,452,780
Multimanager Core Bond Portfolio‡	4,029,567	38,626,972
Multimanager Mid Cap Growth Portfolio*‡	414,112	4,859,240
Multimanager Mid Cap Value Portfolio‡	297,303	5,138,339

Total Investments in Securities (100.0%) (Cost $1,113,225,726)		1,321,047,369
Other Assets Less Liabilities (0.0%)		(14,274)

Net Assets (100%)		$1,321,033,095

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	2,588,786	22,215,907	5,507,824	(1,790,406)	(1,897)	(256,245)	25,675,183	—	—
1290 VT Equity Income Portfolio	2,630,017	16,833,299	317,390	(1,119,004)	7,219	(400,041)	15,638,863	—	—
1290 VT GAMCO Small Company Value Portfolio	181,921	10,497,455	1,753,912	(895,203)	17,158	226,020	11,599,342	—	—
1290 VT High Yield Bond Portfolio	1,253,228	12,751,871	253,911	(895,203)	3,548	(20,905)	12,093,222	—	—
1290 VT Micro Cap Portfolio	324,747	3,908,410	63,479	(223,801)	15,916	619,245	4,383,249	—	—
1290 VT Small Cap Value Portfolio	922,247	10,025,955	126,956	(447,602)	4,245	1,172,958	10,882,512	—	—
ATM International Managed Volatility Portfolio	4,749,139	57,331,864	1,079,126	(5,804,614)	331,820	(1,733,658)	51,204,538	—	—

See Notes to Financial Statements.

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AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Large Cap Managed Volatility Portfolio	9,344,268	147,290,438	2,919,989	(10,294,837)	239,157	2,348,863	142,503,610	—	—
ATM Mid Cap Managed Volatility Portfolio	1,078,055	10,304,007	126,958	(1,447,602)	17,114	241,290	9,241,767	—	—
ATM Small Cap Managed Volatility Portfolio	2,249,306	30,015,075	444,346	(1,566,606)	53,419	2,102,004	31,048,238	—	—
AXA Global Equity Managed Volatility Portfolio	1,059,790	27,609,449	380,868	(8,342,805)	3,934,721	(4,060,121)	19,522,112	—	—
AXA International Core Managed Volatility Portfolio	1,118,783	13,337,596	253,912	(895,203)	208,814	(550,723)	12,354,396	—	—
AXA International Value Managed Volatility Portfolio	564,258	8,225,128	126,957	(447,602)	66,810	(230,207)	7,741,086	—	—
AXA Large Cap Core Managed Volatility Portfolio	3,164,636	44,417,829	698,256	(10,261,809)	3,408,534	(2,367,773)	35,895,037	—	—
AXA Large Cap Growth Managed Volatility Portfolio	884,712	30,890,773	634,780	(2,238,008)	68,110	1,814,596	31,170,251	—	—
AXA Large Cap Value Managed Volatility Portfolio	1,234,539	23,534,888	1,444,346	(1,566,606)	250,761	(596,819)	23,066,570	—	—
AXA/AB Small Cap Growth Portfolio	775,816	13,958,089	2,917,390	(1,119,004)	50,495	1,730,257	17,537,227	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	226,398	4,132,231	63,478	(223,801)	6,122	190,131	4,168,161	—	—
AXA/Loomis Sayles Growth Portfolio	1,073,493	11,656,607	190,433	(2,821,402)	845,872	(198,436)	9,673,074	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio*	309,167	3,042,355	563,479	(223,801)	10,407	470,738	3,863,178	—	—
EQ/BlackRock Basic Value Equity Portfolio	762,626	23,321,696	507,824	(5,090,406)	2,712,158	(2,573,042)	18,878,230	—	—
EQ/Core Bond Index Portfolio	23,430,415	232,302,018	15,979,983	(17,842,256)	(31,260)	(2,710,023)	227,698,462	—	—
EQ/Global Bond PLUS Portfolio	2,245,304	21,604,119	380,868	(1,342,805)	(2,993)	(471,596)	20,167,593	—	—
EQ/Intermediate Government Bond Portfolio	30,726,046	327,805,513	10,966,933	(26,037,276)	8,692	(2,147,637)	310,596,225	—	—
EQ/International Equity Index Portfolio	217,119	2,182,099	—	—	—	(48,888)	2,133,211	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/JPMorgan Value Opportunities Portfolio	1,033,444	20,140,043	1,380,869	(1,342,805)	21,918	(712,547)	19,487,478	—	—
EQ/Large Cap Growth Index Portfolio	135,875	1,980,997	—	—	—	137,853	2,118,850	—	—
EQ/MFS International Growth Portfolio	4,071,789	38,340,352	634,780	(5,138,008)	986,657	(543,516)	34,280,265	—	—
EQ/PIMCO Ultra Short Bond Portfolio	11,898,330	120,357,502	5,785,207	(8,056,829)	64	1,061,521	119,147,465	—	—
EQ/Quality Bond PLUS Portfolio	3,844,953	29,535,744	5,071,302	(2,014,207)	(11,564)	(380,632)	32,200,643	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	122,558	8,745,275	926,956	(3,997,602)	785,703	(7,552)	6,452,780	—	—
Multimanager Core Bond Portfolio	4,029,567	38,931,185	3,527,767	(2,685,610)	(9,354)	(1,137,016)	38,626,972	566,031	—
Multimanager Mid Cap Growth Portfolio*	414,112	5,329,968	63,479	(1,123,801)	263,139	326,455	4,859,240	—	—
Multimanager Mid Cap Value Portfolio	297,303	6,408,217	63,477	(1,423,802)	505,349	(414,902)	5,138,339	—	—

Total		1,378,963,954	65,157,235	(128,720,326)	14,766,854	(9,120,348)	1,321,047,369	566,031	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,321,047,369	$—	$1,321,047,369

Total Assets	$—	$1,321,047,369	$—	$1,321,047,369

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,321,047,369	$—	$1,321,047,369

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$65,157,235
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$128,720,326

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,186,622
Aggregate gross unrealized depreciation	(14,455,680)

Net unrealized appreciation	$205,730,942

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,115,316,427

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $1,113,225,726)	$1,321,047,369
Cash	1,703,964
Dividends, interest and other receivables	86,422
Receivable from Separate Accounts for Portfolio shares sold	49,870
Other assets	14,385

Total assets	1,322,902,010

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	790,296
Payable for securities purchased	375,516
Distribution fees payable – Class B	263,032
Administrative fees payable	150,943
Investment management fees payable	122,759
Trustees’ fees payable	29,871
Distribution fees payable – Class A	3,610
Accrued expenses	132,888

Total liabilities	1,868,915

NET ASSETS	$1,321,033,095

Net assets were comprised of:
Paid in capital	$1,078,908,123
Accumulated undistributed net investment income (loss)	(2,524,927)
Accumulated undistributed net realized gain (loss)	36,828,256
Net unrealized appreciation (depreciation)	207,821,643

Net assets	$1,321,033,095

Class A
Net asset value, offering and redemption price per share, $17,522,433 / 1,757,121 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.97

Class B
Net asset value, offering and redemption price per share, $1,269,605,455 / 127,244,423 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.98

Class K
Net asset value, offering and redemption price per share, $33,905,207 / 3,395,231 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.99

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$566,031
Interest	4,744

Total income	570,775

EXPENSES
Distribution fees – Class B	1,606,854
Administrative fees	916,841
Investment management fees	668,883
Custodian fees	97,293
Printing and mailing expenses	74,507
Professional fees	38,872
Recoupment fees	33,420
Distribution fees – Class A	22,085
Trustees’ fees	16,434
Miscellaneous	13,201

Total expenses	3,488,390

NET INVESTMENT INCOME (LOSS)	(2,917,615)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	14,766,854
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(9,120,348)

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,646,506

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,728,891

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(2,917,615)	$12,117,623
Net realized gain (loss)	14,766,854	57,662,812
Net change in unrealized appreciation (depreciation)	(9,120,348)	48,628,712

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,728,891	118,409,147

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(220,945)
Class B	—	(15,618,717)
Class K	—	(500,016)

	—	(16,339,678)

Distributions from net realized capital gains
Class A	—	(583,893)
Class B	—	(42,471,571)
Class K	—	(1,139,171)

	—	(44,194,635)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(60,534,313)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 131,222 and 381,682 shares, respectively ]	1,305,185	3,825,583
Capital shares issued in reinvestment of dividends and distributions [ 0 and 80,782 shares, respectively ]	—	804,838
Capital shares repurchased [ (176,432) and (557,186) shares, respectively ]	(1,758,118)	(5,535,328)

Total Class A transactions	(452,933)	(904,907)

Class B
Capital shares sold [ 5,996,400 and 7,526,493 shares, respectively ]	59,706,320	74,998,817
Capital shares issued in reinvestment of dividends and distributions [ 0 and 5,826,806 shares, respectively ]	—	58,090,288
Capital shares repurchased [ (11,899,494) and (21,844,356) shares, respectively ]	(118,625,083)	(217,457,921)

Total Class B transactions	(58,918,763)	(84,368,816)

Class K
Capital shares sold [ 92,088 and 286,350 shares, respectively ]	920,082	2,855,205
Capital shares issued in reinvestment of dividends and distributions [ 0 and 164,436 shares, respectively ]	—	1,639,187
Capital shares repurchased [ (249,570) and (814,267) shares, respectively ]	(2,489,905)	(8,216,955)

Total Class K transactions	(1,569,823)	(3,722,563)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(60,941,519)	(88,996,286)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,212,628)	(31,121,452)
NET ASSETS:
Beginning of period	1,379,245,723	1,410,367,175

End of period (a)	$1,321,033,095	$1,379,245,723

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(2,524,927)	$392,688

See Notes to Financial Statements.

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AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class A			2017		2016		2015		2014		2013
Net asset value, beginning of period	$9.95		$9.56		$9.46		$9.96		$10.15		$9.64

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.09		0.08		0.05		0.05		0.05
Net realized and unrealized gain (loss)	0.04		0.75		0.37		(0.12)		0.27		0.92

Total from investment operations	0.02		0.84		0.45		(0.07)		0.32		0.97

Less distributions:
Dividends from net investment income	—		(0.12)		(0.09)		(0.08)		(0.10)		(0.14)
Distributions from net realized gains	—		(0.33)		(0.26)		(0.35)		(0.41)		(0.32)

Total dividends and distributions	—		(0.45)		(0.35)		(0.43)		(0.51)		(0.46)

Net asset value, end of period	$9.97		$9.95		$9.56		$9.46		$9.96		$10.15

Total return (b)	0.20%		8.79%		4.73%		(0.67)%		3.19%		10.17%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$17,522		$17,939		$18,136		$18,349		$20,884		$22,020
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.52	%(j)	0.52	%(j)	0.53	%(j)	0.51	%(j)	0.51	%(j)
Before waivers (a)(f)	0.53%		0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.44)%		0.93%		0.79%		0.53%		0.48%		0.52%
Before waivers (a)(f)(x)	(0.44)%		0.93%		0.78%		0.53%		0.47%		0.50%
Portfolio turnover rate (z)^	5%		10%		11%		8%		10%		12%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016		2015		2014		2013
Net asset value, beginning of period	$9.96		$9.57		$9.46		$9.96		$10.16		$9.64

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.09		0.08		0.05		0.05		0.05
Net realized and unrealized gain (loss)	0.04		0.75		0.38		(0.12)		0.26		0.93

Total from investment operations	0.02		0.84		0.46		(0.07)		0.31		0.98

Less distributions:
Dividends from net investment income	—		(0.12)		(0.09)		(0.08)		(0.10)		(0.14)
Distributions from net realized gains	—		(0.33)		(0.26)		(0.35)		(0.41)		(0.32)

Total dividends and distributions	—		(0.45)		(0.35)		(0.43)		(0.51)		(0.46)

Net asset value, end of period	$9.98		$9.96		$9.57		$9.46		$9.96		$10.16

Total return (b)	0.20%		8.78%		4.84%		(0.67)%		3.08%		10.28%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,269,605		$1,325,942		$1,354,790		$1,414,428		$1,607,870		$1,811,723
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.52	%(j)	0.52	%(j)	0.53	%(j)	0.51	%(j)	0.51	%(j)
Before waivers (a)(f)	0.53%		0.53%		0.53%		0.53%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.44)%		0.86%		0.81%		0.54%		0.46%		0.49%
Before waivers (a)(f)(x)	(0.44)%		0.86%		0.80%		0.54%		0.45%		0.47%
Portfolio turnover rate (z)^	5%		10%		11%		8%		10%		12%

See Notes to Financial Statements.

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AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class K			2017		2016		2015		2014		2013
Net asset value, beginning of period	$9.95		$9.56		$9.46		$9.96		$10.15		$9.64

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.11		0.11		0.08		0.08		0.08
Net realized and unrealized gain (loss)	0.05		0.76		0.37		(0.12)		0.27		0.92

Total from investment operations	0.04		0.87		0.48		(0.04)		0.35		1.00

Less distributions:
Dividends from net investment income	—		(0.15)		(0.12)		(0.11)		(0.13)		(0.17)
Distributions from net realized gains	—		(0.33)		(0.26)		(0.35)		(0.41)		(0.32)

Total dividends and distributions	—		(0.48)		(0.38)		(0.46)		(0.54)		(0.49)

Net asset value, end of period	$9.99		$9.95		$9.56		$9.46		$9.96		$10.15

Total return (b)	0.40%		9.05%		4.99%		(0.42)%		3.44%		10.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$33,905		$35,366		$37,441		$36,735		$40,720		$41,040
Ratio of expenses to average net assets:
After waivers (a)(f)	0.28	%(j)	0.27	%(j)	0.27	%(j)	0.28	%(j)	0.26	%(j)	0.26	%(j)
Before waivers (a)(f)	0.28%		0.28%		0.28%		0.28%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.19)%		1.07%		1.10%		0.79%		0.75%		0.78%
Before waivers (a)(f)(x)	(0.19)%		1.06%		1.09%		0.79%		0.73%		0.76%
Portfolio turnover rate (z)^	5%		10%		11%		8%		10%		12%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	50.6%
Fixed Income	49.4

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
EQ/Intermediate Government Bond Portfolio	19.3%
EQ/Core Bond Index Portfolio	14.5
ATM Large Cap Managed Volatility Portfolio	11.8
EQ/PIMCO Ultra Short Bond Portfolio	7.3
ATM International Managed Volatility Portfolio	5.8
EQ/MFS International Growth Portfolio	4.0
ATM Small Cap Managed Volatility Portfolio	3.2
AXA Large Cap Core Managed Volatility Portfolio	3.0
AXA/AB Small Cap Growth Portfolio	2.6
Multimanager Core Bond Portfolio	2.5
UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$1,004.86	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.52
Class B
Actual	1,000.00	1,004.90	2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.30	2.52
Class K
Actual	1,000.00	1,005.55	1.26
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.54	1.27

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	13,222,833	$131,142,041
1290 VT Equity Income Portfolio‡	17,827,185	106,005,753
1290 VT GAMCO Small Company Value Portfolio‡	1,852,110	118,091,291
1290 VT High Yield Bond Portfolio‡	6,173,502	59,572,199
1290 VT Micro Cap Portfolio‡	2,142,729	28,921,312
1290 VT Small Cap Value Portfolio‡	5,751,857	67,871,913
ATM International Managed Volatility Portfolio‡	41,304,223	445,336,267
ATM Large Cap Managed Volatility Portfolio‡	59,655,212	909,764,478
ATM Mid Cap Managed Volatility Portfolio‡	6,562,240	56,255,674
ATM Small Cap Managed Volatility Portfolio‡	17,606,945	243,037,058
AXA Global Equity Managed Volatility Portfolio‡	9,419,516	173,514,447
AXA International Core Managed Volatility Portfolio‡	10,148,516	112,067,124
AXA International Value Managed Volatility Portfolio‡	3,736,245	51,257,770
AXA Large Cap Core Managed Volatility Portfolio‡	20,321,627	230,499,027
AXA Large Cap Growth Managed Volatility Portfolio‡	5,292,690	186,472,491
AXA Large Cap Value Managed Volatility Portfolio‡	7,645,033	142,842,537
AXA/AB Small Cap Growth Portfolio‡	8,913,669	201,492,383
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,758,776	32,380,359
AXA/Loomis Sayles Growth Portfolio‡	8,518,485	76,758,677
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,104,858	51,291,932
EQ/BlackRock Basic Value Equity Portfolio‡	5,330,565	131,954,026
EQ/Core Bond Index Portfolio‡	114,684,093	1,114,508,278
EQ/Global Bond PLUS Portfolio‡	10,953,474	98,385,449
EQ/Intermediate Government Bond Portfolio‡	146,983,373	1,485,790,930
EQ/International Equity Index Portfolio‡	1,306,100	12,832,526
EQ/JPMorgan Value Opportunities Portfolio‡	6,374,545	120,203,731
EQ/Large Cap Growth Index Portfolio‡	822,681	12,828,963
EQ/MFS International Growth Portfolio‡	36,957,841	311,146,893
EQ/PIMCO Ultra Short Bond Portfolio‡	56,568,003	566,460,533
EQ/Quality Bond PLUS Portfolio‡	18,859,725	157,946,080
EQ/T. Rowe Price Growth Stock Portfolio*‡	733,898	38,640,273
Multimanager Core Bond Portfolio‡	19,909,408	190,849,334
Multimanager Mid Cap Growth Portfolio*‡	1,014,684	11,906,426
Multimanager Mid Cap Value Portfolio‡	1,514,192	26,170,084

Total Investments in Securities (100.0%) (Cost $6,235,510,265)		7,704,198,259
Other Assets Less Liabilities (0.0%)		1,337,832

Net Assets (100%)		$7,705,536,091

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	13,222,833	111,790,460	27,549,663	(6,884,104)	(11,143)	(1,302,835)	131,142,041	—	—
1290 VT Equity Income Portfolio	17,827,185	102,779,031	11,128,283	(5,900,662)	40,694	(2,041,593)	106,005,753	—	—
1290 VT GAMCO Small Company Value Portfolio	1,852,110	119,535,635	5,406,904	(8,917,218)	324,204	1,741,766	118,091,291	—	—
1290 VT High Yield Bond Portfolio	6,173,502	62,546,546	64,141	(2,950,330)	(3,164)	(84,994)	59,572,199	—	—
1290 VT Micro Cap Portfolio	2,142,729	25,696,909	21,381	(983,444)	96,174	4,090,292	28,921,312	—	—
1290 VT Small Cap Value Portfolio	5,751,857	65,488,795	42,762	(5,366,888)	19,553	7,687,691	67,871,913	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	41,304,223	477,456,204	5,555,894	(25,569,532)	1,295,600	(13,401,899)	445,336,267	—	—
ATM Large Cap Managed Volatility Portfolio	59,655,212	981,063,359	1,069,026	(89,172,177)	14,134,391	2,669,879	909,764,478	—	—
ATM Mid Cap Managed Volatility Portfolio	6,562,240	57,396,224	64,140	(2,950,330)	83,549	1,662,091	56,255,674	—	—
ATM Small Cap Managed Volatility Portfolio	17,606,945	239,408,035	213,805	(13,834,436)	878,683	16,370,971	243,037,058	—	—
AXA Global Equity Managed Volatility Portfolio	9,419,516	214,856,744	192,426	(39,350,992)	1,862,766	(4,046,497)	173,514,447	—	—
AXA International Core Managed Volatility Portfolio	10,148,516	125,971,668	128,285	(10,900,662)	3,803,024	(6,935,191)	112,067,124	—	—
AXA International Value Managed Volatility Portfolio	3,736,245	55,230,270	64,142	(2,950,330)	(204,322)	(881,990)	51,257,770	—	—
AXA Large Cap Core Managed Volatility Portfolio	20,321,627	247,787,604	256,565	(23,801,322)	4,045,955	2,210,225	230,499,027	—	—
AXA Large Cap Growth Managed Volatility Portfolio	5,292,690	177,638,030	8,235,184	(10,817,878)	442,858	10,974,297	186,472,491	—	—
AXA Large Cap Value Managed Volatility Portfolio	7,645,033	147,782,686	5,171,044	(7,867,548)	1,630,896	(3,874,541)	142,842,537	—	—
AXA/AB Small Cap Growth Portfolio	8,913,669	193,087,142	192,425	(12,850,992)	1,264,555	19,799,253	201,492,383	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1,758,776	31,824,973	21,382	(983,444)	34,691	1,482,757	32,380,359	—	—
AXA/Loomis Sayles Growth Portfolio	8,518,485	90,887,835	85,521	(18,933,774)	5,749,779	(1,030,684)	76,758,677	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio*	4,104,858	46,834,579	42,763	(1,966,888)	144,144	6,237,334	51,291,932	—	—
EQ/BlackRock Basic Value Equity Portfolio	5,330,565	145,016,978	192,426	(13,850,992)	6,699,231	(6,103,617)	131,954,026	—	—
EQ/Core Bond Index Portfolio	114,684,093	1,128,806,657	71,340,070	(72,039,725)	(221,726)	(13,376,998)	1,114,508,278	—	—
EQ/Global Bond PLUS Portfolio	10,953,474	105,519,975	106,903	(4,917,218)	(102,381)	(2,221,830)	98,385,449	—	—
EQ/Intermediate Government Bond Portfolio	146,983,373	1,565,133,721	31,646,299	(100,725,151)	(339,389)	(9,924,550)	1,485,790,930	—	—
EQ/International Equity Index Portfolio	1,306,100	13,126,613	—	—	—	(294,087)	12,832,526	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,374,545	124,506,204	6,849,663	(6,884,104)	117,198	(4,385,230)	120,203,731	—	—
EQ/Large Cap Growth Index Portfolio	822,681	11,994,306	—	—	—	834,657	12,828,963	—	—
EQ/MFS International Growth Portfolio	36,957,841	364,997,461	320,706	(58,251,653)	13,151,832	(9,071,453)	311,146,893	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	56,568,003	546,454,414	44,541,414	(29,503,306)	1,041	4,966,970	566,460,533	—	—
EQ/Quality Bond PLUS Portfolio	18,859,725	162,555,349	10,171,044	(12,867,548)	(23,631)	(1,889,134)	157,946,080	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	733,898	51,102,026	4,042,761	(20,966,888)	4,222,351	240,023	38,640,273	—	—
Multimanager Core Bond Portfolio	19,909,408	196,320,632	10,017,314	(9,834,436)	(54,364)	(5,599,812)	190,849,334	2,803,510	—
Multimanager Mid Cap Growth Portfolio*	1,014,684	10,774,348	—	—	—	1,132,078	11,906,426	—	—
Multimanager Mid Cap Value Portfolio	1,514,192	29,761,402	21,382	(3,983,444)	1,913,928	(1,543,184)	26,170,084	—	—

Total		8,031,132,815	244,755,718	(626,777,416)	60,996,977	(5,909,835)	7,704,198,259	2,803,510	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,704,198,259	$—	$7,704,198,259

Total Assets	$—	$7,704,198,259	$—	$7,704,198,259

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,704,198,259	$—	$7,704,198,259

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$244,755,718
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$626,777,416

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,517,863,654
Aggregate gross unrealized depreciation	(77,827,987)

Net unrealized appreciation	$1,440,035,667

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,264,162,592

See Notes to Financial Statements.

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AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,235,510,265)	$7,704,198,259
Cash	3,969,245
Receivable for securities sold	4,117,508
Receivable from Separate Accounts for Portfolio shares sold	660,637
Dividends, interest and other receivables	427,325
Other assets	84,159

Total assets	7,713,457,133

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	3,929,864
Distribution fees payable – Class B	1,116,579
Administrative fees payable	882,333
Investment management fees payable	600,608
Payable for securities purchased	427,325
Distribution fees payable – Class A	420,395
Trustees’ fees payable	176,079
Accrued expenses	367,859

Total liabilities	7,921,042

NET ASSETS	$7,705,536,091

Net assets were comprised of:
Paid in capital	$6,052,907,237
Accumulated undistributed net investment income (loss)	(13,632,090)
Accumulated undistributed net realized gain (loss)	197,572,950
Net unrealized appreciation (depreciation)	1,468,687,994

Net assets	$7,705,536,091

Class A
Net asset value, offering and redemption price per share, $2,026,384,173 / 139,911,940 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.48

Class B
Net asset value, offering and redemption price per share, $5,376,435,443 / 374,090,903 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.37

Class K
Net asset value, offering and redemption price per share, $302,716,475 / 20,871,859 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.50

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,803,510
Interest	25,768

Total income	2,829,278

EXPENSES
Distribution fees – Class B	6,840,807
Administrative fees	5,360,728
Investment management fees	3,668,609
Distribution fees – Class A	2,556,420
Printing and mailing expenses	435,404
Professional fees	129,851
Custodian fees	116,931
Trustees’ fees	95,959
Miscellaneous	76,118

Total expenses	19,280,827

NET INVESTMENT INCOME (LOSS)	(16,451,549)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($60,996,977 of realized gain (loss) from affiliates)	60,997,597
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(5,909,835)

NET REALIZED AND UNREALIZED GAIN (LOSS)	55,087,762

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$38,636,213

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(16,451,549)	$69,953,136
Net realized gain (loss)	60,997,597	372,655,874
Net change in unrealized appreciation (depreciation)	(5,909,835)	403,100,511

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,636,213	845,709,521

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(25,655,738)
Class B	—	(68,787,288)
Class K	—	(4,433,727)

	—	(98,876,753)

Distributions from net realized capital gains
Class A	—	(69,723,452)
Class B	—	(187,534,553)
Class K	—	(10,044,492)

	—	(267,302,497)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(366,179,250)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,287,253 and 3,615,344 shares, respectively ]	18,627,237	51,643,423
Capital shares issued in reinvestment of dividends and distributions [ 0 and 6,622,842 shares, respectively ]	—	95,379,190
Capital shares repurchased [ (6,522,160) and (17,011,688) shares, respectively ]	(94,394,036)	(243,469,221)

Total Class A transactions	(75,766,799)	(96,446,608)

Class B
Capital shares sold [ 4,959,076 and 6,441,450 shares, respectively ]	71,459,016	91,281,549
Capital shares issued in reinvestment of dividends and distributions [ 0 and 17,934,892 shares, respectively ]	—	256,321,841
Capital shares repurchased [ (24,800,855) and (50,783,200) shares, respectively ]	(355,918,281)	(720,301,825)

Total Class B transactions	(284,459,265)	(372,698,435)

Class K
Capital shares sold [ 560,546 and 1,248,438 shares, respectively ]	8,090,901	17,754,238
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,004,809 shares, respectively ]	—	14,478,219
Capital shares repurchased [ (975,720) and (2,100,516) shares, respectively ]	(14,168,020)	(30,192,512)

Total Class K transactions	(6,077,119)	2,039,945

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(366,303,183)	(467,105,098)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(327,666,970)	12,425,173
NET ASSETS:
Beginning of period	8,033,203,061	8,020,777,888

End of period (a)	$7,705,536,091	$8,033,203,061

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(13,632,090)	$2,819,459

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class A			2017		2016		2015		2014		2013
Net asset value, beginning of period	$14.41		$13.59		$13.43		$14.18		$14.55		$13.45

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.12		0.11		0.08		0.07		0.08
Net realized and unrealized gain (loss)	0.10		1.37		0.60		(0.20)		0.37		1.66

Total from investment operations	0.07		1.49		0.71		(0.12)		0.44		1.74

Less distributions:
Dividends from net investment income	—		(0.18)		(0.12)		(0.12)		(0.16)		(0.23)
Distributions from net realized gains	—		(0.49)		(0.43)		(0.51)		(0.65)		(0.41)

Total dividends and distributions	—		(0.67)		(0.55)		(0.63)		(0.81)		(0.64)

Net asset value, end of period	$14.48		$14.41		$13.59		$13.43		$14.18		$14.55

Total return (b)	0.49%		11.00%		5.35%		(0.84)%		3.04%		13.07%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,026,384		$2,092,058		$2,064,205		$2,122,648		$2,307,372		$2,408,537
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.51	%(k)	0.53	%(n)	0.53	%(o)
Before waivers (a)(f)	0.50%		0.51%		0.52%		0.51%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.43)%		0.87%		0.78%		0.53%		0.48%		0.57%
Before waivers (a)(f)(x)	(0.43)%		0.87%		0.78%		0.53%		0.48%		0.57%
Portfolio turnover rate (z)^	3%		9%		9%		8%		10%		11%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016		2015		2014		2013
Net asset value, beginning of period	$14.30		$13.49		$13.33		$14.09		$14.46		$13.36

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.12		0.10		0.07		0.07		0.08
Net realized and unrealized gain (loss)	0.10		1.36		0.61		(0.20)		0.37		1.66

Total from investment operations	0.07		1.48		0.71		(0.13)		0.44		1.74

Less distributions:
Dividends from net investment income	—		(0.18)		(0.12)		(0.12)		(0.16)		(0.23)
Distributions from net realized gains	—		(0.49)		(0.43)		(0.51)		(0.65)		(0.41)

Total dividends and distributions	—		(0.67)		(0.55)		(0.63)		(0.81)		(0.64)

Net asset value, end of period	$14.37		$14.30		$13.49		$13.33		$14.09		$14.46

Total return (b)	0.49%		11.00%		5.38%		(0.92)%		3.06%		13.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,376,435		$5,634,278		$5,669,408		$6,037,275		$6,809,285		$7,511,631
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.51	%(k)	0.52	%(m)	0.51	%(k)	0.53	%(n)	0.53	%(o)
Before waivers (a)(f)	0.50%		0.51%		0.52%		0.51%		0.53%		0.53%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.43)%		0.85%		0.77%		0.52%		0.46%		0.54%
Before waivers (a)(f)(x)	(0.43)%		0.85%		0.77%		0.52%		0.46%		0.54%
Portfolio turnover rate (z)^	3%		9%		9%		8%		10%		11%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class K			2017		2016		2015		2014		2013
Net asset value, beginning of period	$14.42		$13.59		$13.43		$14.18		$14.55		$13.45

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.16		0.14		0.11		0.11		0.12
Net realized and unrealized gain (loss)	0.09		1.38		0.61		(0.20)		0.37		1.66

Total from investment operations	0.08		1.54		0.75		(0.09)		0.48		1.78

Less distributions:
Dividends from net investment income	—		(0.22)		(0.16)		(0.15)		(0.20)		(0.27)
Distributions from net realized gains	—		(0.49)		(0.43)		(0.51)		(0.65)		(0.41)

Total dividends and distributions	—		(0.71)		(0.59)		(0.66)		(0.85)		(0.68)

Net asset value, end of period	$14.50		$14.42		$13.59		$13.43		$14.18		$14.55

Total return (b)	0.55%		11.34%		5.61%		(0.60)%		3.30%		13.35%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$302,716		$306,867		$287,164		$286,432		$310,021		$317,885
Ratio of expenses to average net assets:
After waivers (a)(f)	0.25	%(j)	0.26	%(k)	0.27	%(m)	0.26	%(k)	0.28	%(n)	0.28	%(o)
Before waivers (a)(f)	0.25%		0.26%		0.27%		0.26%		0.28%		0.28%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.18)%		1.13%		1.04%		0.78%		0.74%		0.82%
Before waivers (a)(f)(x)	(0.18)%		1.13%		1.04%		0.78%		0.74%		0.82%
Portfolio turnover rate (z)^	3%		9%		9%		8%		10%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.11% for Class A, 1.11% for Class B and 0.86% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.12% for Class A, 1.12% for Class B and 0.87% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.15% for Class A, 1.15% for Class B and 0.90% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	71.0%
Fixed Income	29.0

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
ATM Large Cap Managed Volatility Portfolio	15.9%
EQ/Intermediate Government Bond Portfolio	12.3
EQ/Core Bond Index Portfolio	8.4
ATM International Managed Volatility Portfolio	7.9
ATM Small Cap Managed Volatility Portfolio	5.7
EQ/MFS International Growth Portfolio	4.8
AXA Large Cap Core Managed Volatility Portfolio	4.2
EQ/PIMCO Ultra Short Bond Portfolio	4.1
AXA/AB Small Cap Growth Portfolio	3.7
AXA Large Cap Growth Managed Volatility Portfolio	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$1,011.31	$2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.31	2.51
Class B
Actual	1,000.00	1,011.31	2.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.31	2.51
Class K
Actual	1,000.00	1,013.06	1.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.55	1.26

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.50%, 0.50% and 0.25%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	8,794,513	$87,222,640
1290 VT Equity Income Portfolio‡	30,409,072	180,821,401
1290 VT GAMCO Small Company Value Portfolio‡	3,036,490	193,607,848
1290 VT High Yield Bond Portfolio‡	3,478,463	33,565,992
1290 VT Micro Cap Portfolio‡	4,902,623	66,172,754
1290 VT Small Cap Value Portfolio‡	9,095,819	107,330,664
ATM International Managed Volatility Portfolio‡	68,452,481	738,044,940
ATM Large Cap Managed Volatility Portfolio‡	97,291,687	1,483,734,924
ATM Mid Cap Managed Volatility Portfolio‡	9,580,432	82,129,525
ATM Small Cap Managed Volatility Portfolio‡	38,243,667	527,895,576
AXA Global Equity Managed Volatility Portfolio‡	14,923,133	274,895,145
AXA International Core Managed Volatility Portfolio‡	16,551,835	182,777,126
AXA International Value Managed Volatility Portfolio‡	7,363,965	101,026,662
AXA Large Cap Core Managed Volatility Portfolio‡	34,789,307	394,599,388
AXA Large Cap Growth Managed Volatility Portfolio‡	8,753,790	308,414,262
AXA Large Cap Value Managed Volatility Portfolio‡	15,431,309	288,324,088
AXA/AB Small Cap Growth Portfolio‡	15,132,464	342,067,475
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	3,864,973	71,156,999
AXA/Loomis Sayles Growth Portfolio‡	13,126,329	118,279,200
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,060,940	125,715,686
EQ/BlackRock Basic Value Equity Portfolio‡	9,202,879	227,810,180
EQ/Core Bond Index Portfolio‡	81,023,255	787,389,830
EQ/Global Bond PLUS Portfolio‡	1,224,729	11,000,666
EQ/Intermediate Government Bond Portfolio‡	113,125,126	1,143,532,654
EQ/International Equity Index Portfolio‡	6,460,848	63,478,305
EQ/JPMorgan Value Opportunities Portfolio‡	8,416,072	158,700,455
EQ/Large Cap Growth Index Portfolio‡	1,373,259	21,414,741
EQ/MFS International Growth Portfolio‡	52,878,486	445,182,303
EQ/PIMCO Ultra Short Bond Portfolio‡	37,742,330	377,944,050
EQ/Quality Bond PLUS Portfolio‡	14,860,038	124,449,581
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,398,739	73,644,663
Multimanager Core Bond Portfolio‡	14,678,622	140,707,607
Multimanager Mid Cap Growth Portfolio*‡	1,593,072	18,693,297
Multimanager Mid Cap Value Portfolio‡	1,237,440	21,386,928

Total Investments in Securities (100.0%) (Cost $6,742,488,753)		9,323,117,555
Other Assets Less Liabilities (0.0%)		4,136,269

Net Assets (100%)		$9,327,253,824

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	8,794,513	77,654,777	15,700,001	(5,210,934)	(7,446)	(913,758)	87,222,640	—	—
1290 VT Equity Income Portfolio	30,409,072	195,818,440	—	(10,421,867)	69,235	(4,644,407)	180,821,401	—	—
1290 VT GAMCO Small Company Value Portfolio	3,036,490	189,679,262	11,000,000	(10,421,867)	216,712	3,133,741	193,607,848	—	—
1290 VT High Yield Bond Portfolio	3,478,463	29,925,995	5,000,001	(1,302,733)	(979)	(56,292)	33,565,992	—	—
1290 VT Micro Cap Portfolio	4,902,623	59,171,811	—	(2,605,467)	262,457	9,343,953	66,172,754	—	—
1290 VT Small Cap Value Portfolio	9,095,819	99,593,594	—	(3,908,200)	204,415	11,440,855	107,330,664	—	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM International Managed Volatility Portfolio	68,452,481	804,736,058	4,999,999	(51,990,203)	3,413,988	(23,114,902)	738,044,940	—	—
ATM Large Cap Managed Volatility Portfolio	97,291,687	1,601,511,375	—	(145,230,404)	22,246,908	5,207,045	1,483,734,924	—	—
ATM Mid Cap Managed Volatility Portfolio	9,580,432	84,772,585	—	(5,210,933)	158,826	2,409,047	82,129,525	—	—
ATM Small Cap Managed Volatility Portfolio	38,243,667	517,105,946	—	(26,054,668)	1,229,872	35,614,426	527,895,576	—	—
AXA Global Equity Managed Volatility Portfolio	14,923,133	339,727,795	—	(61,382,804)	3,999,931	(7,449,777)	274,895,145	—	—
AXA International Core Managed Volatility Portfolio	16,551,835	203,281,274	—	(15,421,867)	5,158,653	(10,240,934)	182,777,126	—	—
AXA International Value Managed Volatility Portfolio	7,363,965	109,668,854	—	(6,513,667)	(73,040)	(2,055,485)	101,026,662	—	—
AXA Large Cap Core Managed Volatility Portfolio	34,789,307	431,497,655	—	(47,896,468)	9,679,292	1,318,909	394,599,388	—	—
AXA Large Cap Growth Managed Volatility Portfolio	8,753,790	306,656,350	—	(16,935,533)	741,884	17,951,561	308,414,262	—	—
AXA Large Cap Value Managed Volatility Portfolio	15,431,309	303,181,660	8,000,000	(18,238,268)	4,484,854	(9,104,158)	288,324,088	—	—
AXA/AB Small Cap Growth Portfolio	15,132,464	324,026,476	—	(16,935,535)	1,279,016	33,697,518	342,067,475	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	3,864,973	70,417,602	—	(2,605,467)	96,383	3,248,481	71,156,999	—	—
AXA/Loomis Sayles Growth Portfolio	13,126,329	138,014,161	—	(26,763,668)	7,920,369	(891,662)	118,279,200	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio*	10,060,940	115,252,501	—	(5,210,933)	394,742	15,279,376	125,715,686	—	—
EQ/BlackRock Basic Value Equity Portfolio	9,202,879	240,135,925	—	(13,027,334)	5,417,689	(4,716,100)	227,810,180	—	—
EQ/Core Bond Index Portfolio	81,023,255	823,752,576	28,300,000	(54,990,202)	16,952	(9,689,496)	787,389,830	—	—
EQ/Global Bond PLUS Portfolio	1,224,729	11,257,602	—	—	—	(256,936)	11,000,666	—	—
EQ/Intermediate Government Bond Portfolio	113,125,126	1,165,459,522	66,000,000	(80,136,670)	(353,578)	(7,436,620)	1,143,532,654	—	—
EQ/International Equity Index Portfolio	6,460,848	68,824,388	—	(3,908,202)	283,241	(1,721,122)	63,478,305	—	—
EQ/JPMorgan Value Opportunities Portfolio	8,416,072	172,112,724	3,000,000	(10,421,867)	204,653	(6,195,055)	158,700,455	—	—
EQ/Large Cap Growth Index Portfolio	1,373,259	21,267,670	—	(1,302,733)	305,299	1,144,505	21,414,741	—	—
EQ/MFS International Growth Portfolio	52,878,486	479,671,502	—	(40,054,667)	6,587,681	(1,022,213)	445,182,303	—	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/PIMCO Ultra Short Bond Portfolio	37,742,330	365,023,573	33,000,000	(23,449,201)	2,804	3,366,874	377,944,050	—	—
EQ/Quality Bond PLUS Portfolio	14,860,038	112,378,117	20,000,000	(6,513,668)	(24,945)	(1,389,923)	124,449,581	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	1,398,739	70,724,888	—	(3,908,200)	258,790	6,569,185	73,644,663	—	—
Multimanager Core Bond Portfolio	14,678,622	139,574,987	13,055,929	(7,816,400)	(41,321)	(4,065,588)	140,707,607	2,055,928	—
Multimanager Mid Cap Growth Portfolio *	1,593,072	16,915,915	—	—	—	1,777,382	18,693,297	—	—
Multimanager Mid Cap Value Portfolio	1,237,440	22,295,419	—	(1,302,734)	492,520	(98,277)	21,386,928	—	—

Total		9,711,088,979	208,055,930	(727,093,364)	74,625,857	56,440,153	9,323,117,555	2,055,928	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,323,117,555	$—	$9,323,117,555

Total Assets	$—	$9,323,117,555	$—	$9,323,117,555

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,323,117,555	$—	$9,323,117,555

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$208,055,930
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$727,093,364

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,550,125,447
Aggregate gross unrealized depreciation	(45,145,078)

Net unrealized appreciation	$2,504,980,369

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,818,137,186

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $6,742,488,753)	$9,323,117,555
Cash	4,687,904
Receivable for securities sold	5,017,196
Receivable from Separate Accounts for Portfolio shares sold	1,235,730
Dividends, interest and other receivables	315,053
Other assets	101,686

Total assets	9,334,475,124

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	2,428,823
Distribution fees payable – Class B	1,882,363
Administrative fees payable	1,072,017
Investment management fees payable	723,485
Payable for securities purchased	315,053
Trustees’ fees payable	196,072
Distribution fees payable – Class A	45,679
Accrued expenses	557,808

Total liabilities	7,221,300

NET ASSETS	$9,327,253,824

Net assets were comprised of:
Paid in capital	$6,511,815,583
Accumulated undistributed net investment income (loss)	(16,995,032)
Accumulated undistributed net realized gain (loss)	251,804,471
Net unrealized appreciation (depreciation)	2,580,628,802

Net assets	$9,327,253,824

Class A
Net asset value, offering and redemption price per share, $218,298,025 / 18,789,529 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.62

Class B
Net asset value, offering and redemption price per share, $9,033,443,082 / 777,265,484 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.62

Class K
Net asset value, offering and redemption price per share, $75,512,717 / 6,489,489 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.64

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$2,055,928
Interest	29,968

Total income	2,085,896

EXPENSES
Distribution fees – Class B	11,475,137
Administrative fees	6,496,789
Investment management fees	4,407,612
Printing and mailing expenses	527,347
Distribution fees – Class A	277,698
Professional fees	151,643
Trustees’ fees	116,116
Custodian fees	108,649
Miscellaneous	89,846

Total expenses	23,650,837

NET INVESTMENT INCOME (LOSS)	(21,564,941)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	74,625,857
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	56,440,153

NET REALIZED AND UNREALIZED GAIN (LOSS)	131,066,010

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$109,501,069

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(21,564,941)	$81,305,662
Net realized gain (loss)	74,625,857	567,829,559
Net change in unrealized appreciation (depreciation)	56,440,153	673,900,572

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	109,501,069	1,323,035,793

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(3,047,588)
Class B	—	(125,055,757)
Class K	—	(1,238,281)

	—	(129,341,626)

Distributions from net realized capital gains
Class A	—	(9,644,821)
Class B	—	(397,114,596)
Class K	—	(3,322,920)

	—	(410,082,337)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(539,423,963)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 429,922 and 1,024,672 shares, respectively ]	4,993,076	11,517,555
Capital shares issued in reinvestment of dividends and distributions [ 0 and 1,109,094 shares, respectively ]	—	12,692,409
Capital shares repurchased [ (1,302,962) and (3,074,793) shares, respectively ]	(15,097,734)	(34,676,896)

Total Class A transactions	(10,104,658)	(10,466,932)

Class B
Capital shares sold [ 3,960,677 and 9,065,469 shares, respectively ]	45,854,804	102,276,364
Capital shares issued in reinvestment of dividends and distributions [ 0 and 45,614,303 shares, respectively ]	—	522,170,353
Capital shares repurchased [ (45,567,122) and (89,132,231) shares, respectively ]	(528,444,336)	(1,006,485,953)

Total Class B transactions	(482,589,532)	(382,039,236)

Class K
Capital shares sold [ 165,307 and 410,614 shares, respectively ]	1,912,361	4,634,093
Capital shares issued in reinvestment of dividends and distributions [ 0 and 398,229 shares, respectively ]	—	4,561,201
Capital shares repurchased [ (580,599) and (1,186,488) shares, respectively ]	(6,720,108)	(13,268,654)

Total Class K transactions	(4,807,747)	(4,073,360)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(497,501,937)	(396,579,528)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(388,000,868)	387,032,302
NET ASSETS:
Beginning of period	9,715,254,692	9,328,222,390

End of period (a)	$9,327,253,824	$9,715,254,692

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(16,995,032)	$4,569,909

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class A			2017		2016		2015		2014		2013
Net asset value, beginning of period	$11.49		$10.58		$10.38		$11.14		$11.66		$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.10		0.08		0.05		0.06		0.07
Net realized and unrealized gain (loss)	0.16		1.47		0.68		(0.19)		0.38		1.95

Total from investment operations	0.13		1.57		0.76		(0.14)		0.44		2.02

Less distributions:
Dividends from net investment income	—		(0.16)		(0.10)		(0.10)		(0.15)		(0.24)
Distributions from net realized gains	—		(0.50)		(0.46)		(0.52)		(0.81)		(0.39)

Total dividends and distributions	—		(0.66)		(0.56)		(0.62)		(0.96)		(0.63)

Net asset value, end of period	$11.62		$11.49		$10.58		$10.38		$11.14		$11.66

Total return (b)	1.13%		14.94%		7.24%		(1.29)%		3.72%		19.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$218,298		$225,874		$218,035		$221,573		$246,364		$255,926
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.51	%(k)	0.51	%(m)	0.51	%(k)	0.52	%(n)	0.52	%(m)
Before waivers (a)(f)	0.50%		0.51%		0.51%		0.51%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.46)%		0.86%		0.74%		0.47%		0.49%		0.64%
Before waivers (a)(f)(x)	(0.46)%		0.86%		0.74%		0.47%		0.49%		0.64%
Portfolio turnover rate (z)^	2%		8%		8%		9%		10%		11%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016		2015		2014		2013
Net asset value, beginning of period	$11.49		$10.59		$10.38		$11.14		$11.66		$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.10		0.08		0.05		0.06		0.07
Net realized and unrealized gain (loss)	0.16		1.46		0.69		(0.19)		0.38		1.95

Total from investment operations	0.13		1.56		0.77		(0.14)		0.44		2.02

Less distributions:
Dividends from net investment income	—		(0.16)		(0.10)		(0.10)		(0.15)		(0.24)
Distributions from net realized gains	—		(0.50)		(0.46)		(0.52)		(0.81)		(0.39)

Total dividends and distributions	—		(0.66)		(0.56)		(0.62)		(0.96)		(0.63)

Net asset value, end of period	$11.62		$11.49		$10.59		$10.38		$11.14		$11.66

Total return (b)	1.13%		14.83%		7.34%		(1.29)%		3.72%		19.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,033,443		$9,410,038		$9,033,114		$9,427,864		$10,569,594		$11,503,301
Ratio of expenses to average net assets:
After waivers (a)(f)	0.50	%(j)	0.51	%(k)	0.51	%(m)	0.51	%(k)	0.52	%(n)	0.52	%(m)
Before waivers (a)(f)	0.50%		0.51%		0.51%		0.51%		0.52%		0.52%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.46)%		0.85%		0.74%		0.47%		0.48%		0.61%
Before waivers (a)(f)(x)	(0.46)%		0.85%		0.74%		0.47%		0.48%		0.61%
Portfolio turnover rate (z)^	2%		8%		8%		9%		10%		11%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class K			2017		2016		2015		2014		2013
Net asset value, beginning of period	$11.49		$10.58		$10.38		$11.14		$11.66		$10.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.13		0.11		0.08		0.09		0.10
Net realized and unrealized gain (loss)	0.16		1.47		0.67		(0.19)		0.38		1.95

Total from investment operations	0.15		1.60		0.78		(0.11)		0.47		2.05

Less distributions:
Dividends from net investment income	—		(0.19)		(0.12)		(0.13)		(0.18)		(0.27)
Distributions from net realized gains	—		(0.50)		(0.46)		(0.52)		(0.81)		(0.39)

Total dividends and distributions	—		(0.69)		(0.58)		(0.65)		(0.99)		(0.66)

Net asset value, end of period	$11.64		$11.49		$10.58		$10.38		$11.14		$11.66

Total return (b)	1.31%		15.21%		7.51%		(1.04)%		3.98%		20.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$75,513		$79,342		$77,074		$76,922		$85,699		$87,084
Ratio of expenses to average net assets:
After waivers (a)(f)	0.25	%(j)	0.26	%(k)	0.26	%(m)	0.26	%(k)	0.27	%(n)	0.27	%(m)
Before waivers (a)(f)	0.25%		0.26%		0.26%		0.26%		0.27%		0.27%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.21)%		1.11%		1.02%		0.72%		0.74%		0.89%
Before waivers (a)(f)(x)	(0.21)%		1.11%		1.02%		0.72%		0.74%		0.89%
Portfolio turnover rate (z)^	2%		8%		8%		9%		10%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.13% for Class A, 1.13% for Class B and 0.88% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.14% for Class A, 1.14% for Class B and 0.89% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.16% for Class A, 1.16% for Class B and 0.91% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	91.5%
Fixed Income	8.5

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
ATM Large Cap Managed Volatility Portfolio	23.3%
ATM International Managed Volatility Portfolio	9.1
ATM Small Cap Managed Volatility Portfolio	6.3
EQ/MFS International Growth Portfolio	6.0
AXA Large Cap Core Managed Volatility Portfolio	5.5
AXA Large Cap Value Managed Volatility Portfolio	4.8
AXA Large Cap Growth Managed Volatility Portfolio	4.0
EQ/Intermediate Government Bond Portfolio	3.6
AXA Global Equity Managed Volatility Portfolio	3.6
AXA/AB Small Cap Growth Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$1,015.01	$2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.27	2.55
Class B
Actual	1,000.00	1,015.01	2.54
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.27	2.55
Class K
Actual	1,000.00	1,015.85	1.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.51	1.30

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.51%, 0.51% and 0.26%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,456,402	$14,444,375
1290 VT Equity Income Portfolio‡	13,168,289	78,302,572
1290 VT GAMCO Small Company Value Portfolio‡	1,360,321	86,734,608
1290 VT High Yield Bond Portfolio‡	398,077	3,841,305
1290 VT Micro Cap Portfolio‡	2,223,022	30,005,060
1290 VT Small Cap Value Portfolio‡	3,144,219	37,101,781
ATM International Managed Volatility Portfolio‡	29,381,263	316,784,606
ATM Large Cap Managed Volatility Portfolio‡	53,273,850	812,446,307
ATM Mid Cap Managed Volatility Portfolio‡	5,345,610	45,825,948
ATM Small Cap Managed Volatility Portfolio‡	15,828,191	218,484,070
AXA Global Equity Managed Volatility Portfolio‡	6,823,438	125,692,768
AXA International Core Managed Volatility Portfolio‡	7,784,846	85,965,807
AXA International Value Managed Volatility Portfolio‡	4,571,725	62,719,768
AXA Large Cap Core Managed Volatility Portfolio‡	17,029,804	193,161,369
AXA Large Cap Growth Managed Volatility Portfolio‡	3,993,538	140,700,674
AXA Large Cap Value Managed Volatility Portfolio‡	8,982,617	167,834,434
AXA/AB Small Cap Growth Portfolio‡	5,324,011	120,348,610
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,822,482	33,553,232
AXA/Loomis Sayles Growth Portfolio‡	8,084,162	72,845,057
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,776,662	59,686,403
EQ/BlackRock Basic Value Equity Portfolio‡	4,403,267	108,999,489
EQ/Core Bond Index Portfolio‡	9,118,191	88,611,240
EQ/Intermediate Government Bond Portfolio‡	12,604,136	127,409,723
EQ/International Equity Index Portfolio‡	6,235,984	61,268,999
EQ/JPMorgan Value Opportunities Portfolio‡	3,032,887	57,190,645
EQ/Large Cap Growth Index Portfolio‡	1,700,101	26,511,546
EQ/MFS International Growth Portfolio‡	25,026,886	210,700,565
EQ/PIMCO Ultra Short Bond Portfolio‡	3,699,478	37,045,826
EQ/Quality Bond PLUS Portfolio‡	1,411,623	11,822,031
EQ/T. Rowe Price Growth Stock Portfolio*‡	377,662	19,884,196
Multimanager Core Bond Portfolio‡	1,840,940	17,647,043
Multimanager Mid Cap Growth Portfolio*‡	811,883	9,526,737
Multimanager Mid Cap Value Portfolio‡	440,502	7,613,280

Total Investments in Securities (100.0%) (Cost $2,292,559,616)		3,490,710,074
Other Assets Less Liabilities (0.0%)		1,243,129

Net Assets (100%)		$3,491,953,203

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,456,402	14,460,052	917,214	(763,021)	(1,094)	(168,776)	14,444,375	—	—
1290 VT Equity Income Portfolio	13,168,289	83,641,641	77,463	(3,433,593)	25,734	(2,008,673)	78,302,572	—	—
1290 VT GAMCO Small Company Value Portfolio	1,360,321	89,589,961	94,678	(4,196,613)	66,130	1,180,452	86,734,608	—	—
1290 VT High Yield Bond Portfolio	398,077	2,852,869	1,000,000	—	—	(11,564)	3,841,305	—	—
1290 VT Micro Cap Portfolio	2,223,022	26,774,143	25,821	(1,144,531)	110,539	4,239,088	30,005,060	—	—
1290 VT Small Cap Value Portfolio	3,144,219	34,564,102	34,429	(1,526,041)	30,149	3,999,142	37,101,781	—	—
ATM International Managed Volatility Portfolio	29,381,263	341,175,168	361,498	(16,023,434)	816,885	(9,545,511)	316,784,606	—	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
ATM Large Cap Managed Volatility Portfolio	53,273,850	846,785,006	791,855	(49,698,950)	2,130,931	12,437,465	812,446,307	—	—
ATM Mid Cap Managed Volatility Portfolio	5,345,610	46,277,979	43,035	(1,907,552)	52,135	1,360,351	45,825,948	—	—
ATM Small Cap Managed Volatility Portfolio	15,828,191	211,537,510	189,357	(8,393,227)	367,773	14,782,657	218,484,070	—	—
AXA Global Equity Managed Volatility Portfolio	6,823,438	133,679,050	137,712	(6,104,165)	120,103	(2,139,932)	125,692,768	—	—
AXA International Core Managed Volatility Portfolio	7,784,846	92,468,567	94,677	(4,196,613)	298,124	(2,698,948)	85,965,807	—	—
AXA International Value Managed Volatility Portfolio	4,571,725	66,293,463	51,643	(2,289,062)	(5,142)	(1,331,134)	62,719,768	—	—
AXA Large Cap Core Managed Volatility Portfolio	17,029,804	196,098,814	189,356	(8,393,227)	214,995	5,051,431	193,161,369	—	—
AXA Large Cap Growth Managed Volatility Portfolio	3,993,538	137,866,658	129,107	(5,722,654)	228,306	8,199,257	140,700,674	—	—
AXA Large Cap Value Managed Volatility Portfolio	8,982,617	182,951,416	154,926	(12,467,186)	6,439,247	(9,243,969)	167,834,434	—	—
AXA/AB Small Cap Growth Portfolio	5,324,011	113,669,650	129,106	(5,722,654)	409,340	11,863,168	120,348,610	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1,822,482	33,100,064	25,823	(1,144,531)	37,936	1,533,940	33,553,232	—	—
AXA/Loomis Sayles Growth Portfolio	8,084,162	71,548,680	60,249	(2,670,572)	266,024	3,640,676	72,845,057	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio*	4,776,662	54,502,051	51,642	(2,289,062)	163,674	7,258,098	59,686,403	—	—
EQ/BlackRock Basic Value Equity Portfolio	4,403,267	112,796,925	94,678	(4,196,613)	383,752	(79,253)	108,999,489	—	—
EQ/Core Bond Index Portfolio	9,118,191	84,255,261	9,186,071	(3,815,104)	(10,068)	(1,004,920)	88,611,240	—	—
EQ/Intermediate Government Bond Portfolio	12,604,136	120,807,308	13,129,105	(5,722,654)	(13,653)	(790,383)	127,409,723	—	—
EQ/International Equity Index Portfolio	6,235,984	72,581,726	43,035	(9,907,552)	780,684	(2,228,894)	61,268,999	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,032,887	62,786,557	77,464	(3,433,593)	53,197	(2,292,980)	57,190,645	—	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Large Cap Growth Index Portfolio	1,700,101	26,479,701	17,213	(1,763,021)	401,908	1,375,745	26,511,546	—	—
EQ/MFS International Growth Portfolio	25,026,886	217,522,131	215,177	(9,537,758)	287,478	2,213,537	210,700,565	—	—
EQ/PIMCO Ultra Short Bond Portfolio	3,699,478	37,077,251	1,543,036	(1,907,552)	(333)	333,424	37,045,826	—	—
EQ/Quality Bond PLUS Portfolio	1,411,623	12,339,975	8,607	(381,511)	(2,979)	(142,061)	11,822,031	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	377,662	19,507,440	34,428	(1,526,041)	115,873	1,752,496	19,884,196	—	—
Multimanager Core Bond Portfolio	1,840,940	14,914,401	3,961,460	(763,021)	(3,235)	(462,562)	17,647,043	244,244	—
Multimanager Mid Cap Growth Portfolio*	811,883	8,973,127	8,607	(381,511)	28,219	898,295	9,526,737	—	—
Multimanager Mid Cap Value Portfolio	440,502	7,847,313	8,609	(381,511)	181,473	(42,604)	7,613,280	—	—

Total		3,577,725,960	32,887,081	(181,804,130)	13,974,105	47,927,058	3,490,710,074	244,244	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,490,710,074	$—	$3,490,710,074

Total Assets	$—	$3,490,710,074	$—	$3,490,710,074

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,490,710,074	$—	$3,490,710,074

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$32,887,081
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$181,804,130

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,175,650,907
Aggregate gross unrealized depreciation	(10,596,684)

Net unrealized appreciation	$1,165,054,223

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,325,655,851

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $2,292,559,616)	$3,490,710,074
Cash	1,590,155
Receivable for securities sold	1,849,105
Receivable from Separate Accounts for Portfolio shares sold	298,176
Dividends, interest and other receivables	39,512
Other assets	37,923

Total assets	3,494,524,945

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	809,480
Distribution fees payable – Class B	704,491
Administrative fees payable	402,188
Investment management fees payable	282,152
Trustees’ fees payable	65,295
Payable for securities purchased	39,512
Distribution fees payable – Class A	17,304
Accrued expenses	251,320

Total liabilities	2,571,742

NET ASSETS	$3,491,953,203

Net assets were comprised of:
Paid in capital	$2,207,390,478
Accumulated undistributed net investment income (loss)	(6,826,814)
Accumulated undistributed net realized gain (loss)	93,239,081
Net unrealized appreciation (depreciation)	1,198,150,458

Net assets	$3,491,953,203

Class A
Net asset value, offering and redemption price per share, $82,546,916 / 6,785,584 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.17

Class B
Net asset value, offering and redemption price per share, $3,373,361,252 / 277,258,920 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.17

Class K
Net asset value, offering and redemption price per share, $36,045,035 / 2,958,180 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$244,244
Interest	12,214

Total income	256,458

EXPENSES
Distribution fees – Class B	4,265,048
Administrative fees	2,420,883
Investment management fees	1,708,042
Printing and mailing expenses	196,211
Distribution fees – Class A	104,359
Custodian fees	101,807
Professional fees	69,203
Trustees’ fees	43,057
Miscellaneous	32,465

Total expenses	8,941,075

NET INVESTMENT INCOME (LOSS)	(8,684,617)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	13,974,105
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	47,927,058

NET REALIZED AND UNREALIZED GAIN (LOSS)	61,901,163

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$53,216,546

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(8,684,617)	$29,621,904
Net realized gain (loss)	13,974,105	193,065,155
Net change in unrealized appreciation (depreciation)	47,927,058	374,222,205

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,216,546	596,909,264

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(1,207,668)
Class B	—	(48,797,218)
Class K	—	(600,792)

	—	(50,605,678)

Distributions from net realized capital gains
Class A	—	(2,721,467)
Class B	—	(110,715,443)
Class K	—	(1,161,616)

	—	(114,598,526)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(165,204,204)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 347,282 and 567,516 shares, respectively ]	4,184,057	6,474,931
Capital shares issued in reinvestment of dividends and distributions [ 0 and 332,665 shares, respectively ]	—	3,929,135
Capital shares repurchased [ (553,702) and (1,169,266) shares, respectively ]	(6,681,349)	(13,386,373)

Total Class A transactions	(2,497,292)	(2,982,307)

Class B
Capital shares sold [ 3,660,355 and 9,300,008 shares, respectively ]	44,496,168	104,680,641
Capital shares issued in reinvestment of dividends and distributions [ 0 and 13,505,195 shares, respectively ]	—	159,512,661
Capital shares repurchased [ (14,990,000) and (30,117,894) shares, respectively ]	(181,796,938)	(345,168,360)

Total Class B transactions	(137,300,770)	(80,975,058)

Class K
Capital shares sold [ 184,993 and 276,906 shares, respectively ]	2,261,403	3,160,584
Capital shares issued in reinvestment of dividends and distributions [ 0 and 148,971 shares, respectively ]	—	1,762,408
Capital shares repurchased [ (299,649) and (393,449) shares, respectively ]	(3,631,072)	(4,499,186)

Total Class K transactions	(1,369,669)	423,806

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(141,167,731)	(83,533,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(87,951,185)	348,171,501
NET ASSETS:
Beginning of period	3,579,904,388	3,231,732,887

End of period (a)	$3,491,953,203	$3,579,904,388

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(6,826,814)	$1,857,803

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class A			2017		2016		2015		2014		2013
Net asset value, beginning of period	$11.99		$10.55		$10.24		$11.24		$11.94		$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.10		0.08		0.05		0.06		0.08
Net realized and unrealized gain (loss)	0.21		1.90		0.82		(0.26)		0.51		2.53

Total from investment operations	0.18		2.00		0.90		(0.21)		0.57		2.61

Less distributions:
Dividends from net investment income	—		(0.17)		(0.10)		(0.10)		(0.19)		(0.28)
Distributions from net realized gains	—		(0.39)		(0.49)		(0.69)		(1.08)		(0.33)

Total dividends and distributions	—		(0.56)		(0.59)		(0.79)		(1.27)		(0.61)

Net asset value, end of period	$12.17		$11.99		$10.55		$10.24		$11.24		$11.94

Total return (b)	1.50%		19.17%		8.81%		(1.76)%		4.66%		26.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$82,547		$83,800		$76,625		$75,748		$84,100		$86,838
Ratio of expenses to average net assets (a)(f)	0.51	%(j)	0.52	%(k)	0.52	%(m)	0.51	%(j)	0.53	%(n)	0.52	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		0.88%		0.75%		0.45%		0.54%		0.70%
Portfolio turnover rate (z)^	1%		8%		5%		10%		12%		11%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016		2015		2014		2013
Net asset value, beginning of period	$11.99		$10.55		$10.25		$11.25		$11.94		$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.10		0.08		0.05		0.06		0.07
Net realized and unrealized gain (loss)	0.21		1.90		0.81		(0.26)		0.52		2.54

Total from investment operations	0.18		2.00		0.89		(0.21)		0.58		2.61

Less distributions:
Dividends from net investment income	—		(0.17)		(0.10)		(0.10)		(0.19)		(0.28)
Distributions from net realized gains	—		(0.39)		(0.49)		(0.69)		(1.08)		(0.33)

Total dividends and distributions	—		(0.56)		(0.59)		(0.79)		(1.27)		(0.61)

Net asset value, end of period	$12.17		$11.99		$10.55		$10.25		$11.25		$11.94

Total return (b)	1.50%		19.17%		8.70%		(1.76)%		4.75%		26.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,373,361		$3,459,262		$3,123,018		$3,187,246		$3,482,029		$3,695,543
Ratio of expenses to average net assets (a)(f)	0.51	%(j)	0.52	%(k)	0.52	%(m)	0.51	%(j)	0.53	%(n)	0.52	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.49)%		0.86%		0.75%		0.45%		0.53%		0.67%
Portfolio turnover rate (z)^	1%		8%		5%		10%		12%		11%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class K			2017		2016		2015		2014		2013
Net asset value, beginning of period	$11.99		$10.55		$10.25		$11.24		$11.94		$9.94

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.13		0.10		0.08		0.10		0.11
Net realized and unrealized gain (loss)	0.20		1.90		0.82		(0.25)		0.50		2.54

Total from investment operations	0.19		2.03		0.92		(0.17)		0.60		2.65

Less distributions:
Dividends from net investment income	—		(0.20)		(0.13)		(0.13)		(0.22)		(0.32)
Distributions from net realized gains	—		(0.39)		(0.49)		(0.69)		(1.08)		(0.33)

Total dividends and distributions	—		(0.59)		(0.62)		(0.82)		(1.30)		(0.65)

Net asset value, end of period	$12.18		$11.99		$10.55		$10.25		$11.24		$11.94

Total return (b)	1.58%		19.44%		8.97%		(1.43)%		4.92%		26.80%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$36,045		$36,843		$32,090		$32,037		$34,528		$34,281
Ratio of expenses to average net assets (a)(f)	0.26	%(j)	0.27	%(k)	0.27	%(m)	0.26	%(j)	0.28	%(n)	0.27	%(o)
Ratio of net investment income (loss) to average net assets (a)(f)(x)	(0.24)%		1.13%		1.01%		0.69%		0.81%		0.97%
Portfolio turnover rate (z)^	1%		8%		5%		10%		12%		11%
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.17% for Class A, 1.17% for Class B and 0.92% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.18% for Class A, 1.18% for Class B and 0.93% for Class K.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.19% for Class A, 1.19% for Class B and 0.94% for Class K.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.21% for Class A, 1.21% for Class B and 0.96% for Class K.
(o)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.22% for Class A, 1.22% for Class B and 0.97% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM CONSERVATIVE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Fixed Income	67.9%
Equity	20.7
Alternatives	11.4

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
1290 VT Convertible Securities Portfolio	8.1%
iShares JP Morgan USD Emerging Markets Bond ETF	7.7
EQ/Intermediate Government Bond Portfolio	7.6
EQ/PIMCO Ultra Short Bond Portfolio	7.6
Multimanager Core Bond Portfolio	7.6
EQ/Global Bond PLUS Portfolio	7.5
EQ/PIMCO Global Real Return Portfolio	6.5
Vanguard Total International Bond ETF	6.2
1290 VT High Yield Bond Portfolio	4.9
iShares Floating Rate Bond ETF	4.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class B
Actual	$1,000.00	$1,000.00	$2.96
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.83	2.99

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.60%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco DB Base Metals Fund*	1,320	$23,219
Invesco DB Commodity Index Tracking Fund*	2,390	42,255
Invesco DB G10 Currency Harvest Fund*	7,390	179,774
Invesco DB Gold Fund*	1,470	58,080
Invesco DB Silver Fund*	400	9,796
Invesco S&P 500 BuyWrite ETF	6,750	146,002
iShares Floating Rate Bond ETF	28,720	1,464,720
iShares Global Infrastructure ETF	3,340	143,520
iShares International Treasury Bond ETF	2,240	110,230
iShares JP Morgan USD Emerging Markets Bond ETF	22,420	2,393,783
iShares Micro-Cap ETF	340	35,911
iShares MSCI EAFE Small-Cap ETF	2,170	136,146
iShares U.S. Oil & Gas Exploration & Production ETF	740	54,989
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	28,930	789,500
Vanguard Short-Term Inflation-Protected Securities ETF	6,480	316,548
Vanguard Total International Bond ETF	35,410	1,937,282

Total Exchange Traded Funds (25.1%) (Cost $7,877,936)		7,841,755

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	219,308	2,524,235
1290 VT Energy Portfolio‡	6,956	52,757
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	31,884	416,078
1290 VT GAMCO Small Company Value Portfolio‡	4,897	312,204
1290 VT High Yield Bond Portfolio‡	157,564	1,520,441
1290 VT Low Volatility Global Equity Portfolio‡	13,535	158,915
1290 VT Micro Cap Portfolio‡	9,428	127,249
1290 VT Natural Resources Portfolio‡	6,672	61,178
1290 VT Real Estate Portfolio‡	9,575	106,472
1290 VT SmartBeta Equity Portfolio‡	11,716	151,609
AQR Managed Futures Strategy, Institutional Class*	5,594	48,724
AXA/AB Small Cap Growth Portfolio‡	13,846	312,980
AXA/ClearBridge Large Cap Growth Portfolio‡	24,665	319,283
AXA/Janus Enterprise Portfolio*‡	23,545	462,452
BlackRock Global Long/Short Credit Fund, Institutional Class	7,466	77,123
Eaton Vance Floating-Rate Fund, Institutional Class	97,077	875,637
EQ/BlackRock Basic Value Equity Portfolio‡	12,885	318,948
EQ/Capital Guardian Research Portfolio‡	21,874	610,726
EQ/Emerging Markets Equity PLUS Portfolio‡	28,918	278,526
EQ/Global Bond PLUS Portfolio‡	261,962	2,352,977
EQ/Intermediate Government Bond Portfolio‡	234,190	2,367,320
EQ/International Equity Index Portfolio‡	75,681	743,572
EQ/Invesco Comstock Portfolio‡	17,136	316,668
EQ/MFS International Growth Portfolio‡	57,456	483,717
EQ/PIMCO Global Real Return Portfolio‡	205,953	2,031,906
EQ/PIMCO Ultra Short Bond Portfolio‡	235,794	2,361,191
EQ/T. Rowe Price Growth Stock Portfolio*‡	5,762	303,349
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	1,633	11,711
Franklin K2 Alternative Strategies Fund, Advisor Class	6,571	75,307
MSIF Frontier Markets Portfolio, Institutional Class*	8,306	152,242
Multimanager Core Bond Portfolio‡	246,219	2,360,231
Multimanager Mid Cap Value Portfolio*‡	27,666	478,149
PIMCO Foreign Bond Fund Unhedged, Institutional Class	30,778	303,164
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,611	138,210
Templeton Global Smaller Companies Fund, Advisor Class	18,823	195,946

Total Investment Companies (75.0%) (Cost $22,286,548)		23,411,197

Total Investments in Securities (100.1%) (Cost $30,164,484)		31,252,952
Other Assets Less Liabilities (-0.1%)		(36,955)

Net Assets (100%)		$31,215,997

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio,	219,308	2,527,644	302,111	(422,717)	1,430	115,767	2,524,235	—	—
1290 VT Energy Portfolio	6,956	49,375	6,845	(6,696)	(1)	3,234	52,757	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	31,884	417,145	47,918	(46,871)	7	(2,121)	416,078	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	4,897	306,604	34,225	(33,479)	112	4,742	312,204	—	—
1290 VT High Yield Bond Portfolio	157,564	1,518,568	177,979	(174,091)	60	(2,075)	1,520,441	—	—
1290 VT Low Volatility Global Equity Portfolio,	13,535	173,315	20,536	(35,088)	774	(622)	158,915	—	—
1290 VT Micro Cap Portfolio	9,428	149,822	13,692	(60,092)	7,948	15,879	127,249	—	—
1290 VT Natural Resources Portfolio	6,672	57,771	6,846	(6,696)	(3)	3,260	61,178	—	—
1290 VT Real Estate Portfolio	9,575	120,691	13,691	(28,392)	(6)	488	106,472	—	—
1290 VT SmartBeta Equity Portfolio	11,716	166,765	20,536	(35,088)	2,461	(3,065)	151,609	—	—
AXA/AB Small Cap Growth Portfolio	13,846	322,844	34,227	(80,179)	1,723	34,365	312,980	—	—
AXA/ClearBridge Large Cap Growth Portfolio	24,665	326,433	41,073	(71,175)	1,451	21,501	319,283	—	—
AXA/Janus Enterprise Portfolio*	23,545	472,810	54,764	(101,067)	38	35,907	462,452	—	—
EQ/BlackRock Basic Value Equity Portfolio	12,885	317,103	34,227	(33,479)	375	722	318,948	—	—
EQ/Capital Guardian Research Portfolio	21,874	624,328	75,297	(120,353)	4,446	27,008	610,726	—	—
EQ/Emerging Markets Equity PLUS Portfolio	28,918	329,023	34,226	(64,479)	3,216	(23,460)	278,526	—	—
EQ/Global Bond PLUS Portfolio	261,962	2,305,984	368,112	(267,832)	(62)	(53,225)	2,352,977	—	—
EQ/Intermediate Government Bond Portfolio	234,190	2,297,168	352,312	(267,832)	(308)	(14,020)	2,367,320	—	—
EQ/International Equity Index Portfolio	75,681	788,677	88,988	(118,045)	728	(16,776)	743,572	—	—
EQ/Invesco Comstock Portfolio	17,136	315,741	41,072	(40,175)	873	(843)	316,668	—	—
EQ/MFS International Growth Portfolio	57,456	476,791	54,763	(53,567)	454	5,276	483,717	—	—
EQ/PIMCO Global Real Return Portfolio	205,953	1,967,342	295,241	(227,657)	(37)	(2,983)	2,031,906	—	—
EQ/PIMCO Ultra Short Bond Portfolio	235,794	2,303,580	304,812	(267,832)	(2)	20,633	2,361,191	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	5,762	317,205	41,072	(86,875)	7,499	24,448	303,349	—	—
Multimanager Core Bond Portfolio	246,219	2,307,953	385,477	(267,832)	(47)	(65,320)	2,360,231	33,164	—
Multimanager Mid Cap Value Portfolio*	27,666	467,733	54,764	(53,567)	239	8,980	478,149	—	—

Total		21,428,415	2,904,806	(2,971,156)	33,368	137,700	21,533,133	33,164	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,841,755	$—	$—	$7,841,755
Investment Companies
Investment Companies	1,878,064	21,533,133	—	23,411,197

Total Assets	$9,719,819	$21,533,133	$—	$31,252,952

Total Liabilities	$—	$—	$—	$—

Total	$9,719,819	$21,533,133	$—	$31,252,952

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,706,774
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,356,367

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,523,099
Aggregate gross unrealized depreciation	(456,415)

Net unrealized appreciation	$1,066,684

Federal income tax cost of investments in securities and derivative instruments, if applicable	$30,186,268

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $20,472,219)	$21,533,133
Unaffiliated Issuers (Cost $9,692,265)	9,719,819
Receivable for securities sold	294,330
Dividends, interest and other receivables	9,143
Receivable from investment manager	8,004
Other assets	341

Total assets	31,564,770

LIABILITIES
Overdraft payable	276,169
Payable for securities purchased	9,032
Distribution fees payable – Class B	6,599
Payable to Separate Accounts for Portfolio shares redeemed	1,819
Trustees’ fees payable	228
Accrued expenses	54,926

Total liabilities	348,773

NET ASSETS	$31,215,997

Net assets were comprised of:
Paid in capital	$29,856,242
Accumulated undistributed net investment income (loss)	65,392
Accumulated undistributed net realized gain (loss)	205,895
Net unrealized appreciation (depreciation)	1,088,468

Net assets	$31,215,997

Class B
Net asset value, offering and redemption price per share, $31,215,997 / 3,016,304 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.35

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($33,164 of dividend income received from affiliates)	$136,296
Interest	930

Total income	137,226

EXPENSES
Custodian fees	82,368
Distribution fees – Class B	38,761
Investment management fees	23,257
Administrative fees	21,253
Professional fees	20,807
Printing and mailing expenses	1,719
Trustees’ fees	374
Miscellaneous	250

Gross expenses	188,789
Less: Waiver from investment manager	(44,510)
Reimbursement from investment manager	(51,693)

Net expenses	92,586

NET INVESTMENT INCOME (LOSS)	44,640

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($33,368 of realized gain (loss) from affiliates)	32,166
Net change in unrealized appreciation (depreciation) on investments in securities ($137,700 of change in unrealized appreciation (depreciation) from affiliates)	(79,296)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(47,130)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,490)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$44,640	$448,228
Net realized gain (loss)	32,166	372,095
Net change in unrealized appreciation (depreciation)	(79,296)	1,440,659

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,490)	2,260,982

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(496,594)
Distributions from net realized capital gains
Class B	—	(151,832)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(648,426)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 384,282 and 673,619 shares, respectively ]	3,984,209	6,869,365
Capital shares issued in reinvestment of dividends and distributions [ 0 and 62,777 shares, respectively ]	—	648,426
Capital shares repurchased [ (368,285) and (693,458) shares, respectively ]	(3,819,123)	(7,005,072)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	165,086	512,719

TOTAL INCREASE (DECREASE) IN NET ASSETS	162,596	2,125,275
NET ASSETS:
Beginning of period	31,053,401	28,928,126

End of period (a)	$31,215,997	$31,053,401

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$65,392	$20,752

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,						October 30, 2013* to December 31, 2013
Class B			2017		2016		2015	2014
Net asset value, beginning of period	$10.35		$9.78		$9.44		$9.90	$9.88	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.16		0.22		0.16	0.21	0.08
Net realized and unrealized gain (loss)	(0.01)		0.63		0.32		(0.42)	(0.01)	(0.06)

Total from investment operations	—	#	0.79		0.54		(0.26)	0.20	0.02

Less distributions:
Dividends from net investment income	—		(0.17)		(0.19)		(0.14)	(0.18)	(0.11)
Distributions from net realized gains	—		(0.05)		(0.01)		(0.06)	— #	(0.03)

Total dividends and distributions	—		(0.22)		(0.20)		(0.20)	(0.18)	(0.14)

Net asset value, end of period	$10.35		$10.35		$9.78		$9.44	$9.90	$9.88

Total return (b)	0.00	%‡‡	8.07%		5.69%		(2.67)%	2.02%	0.25%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$31,216		$31,053		$28,928		$17,270	$13,616	$4,710
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60	%(j)	0.60	%(j)	0.58	%(k)	0.62%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.22%		1.27%		1.51%		2.14%	3.65%	3.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.29%		1.53%		2.29%		1.58%	2.11%	5.00	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.33)%		0.87%		1.37%		0.06%	(0.88)%	1.91	%(l)
Portfolio turnover rate (z)^	11%		20%		11%		47%	19%	18%
*	Commencement of Operations.
‡‡	Amount is less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.06%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Fixed Income	49.8%
Equity	36.3
Alternatives	13.9

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
1290 VT Convertible Securities Portfolio	6.6%
EQ/Global Bond PLUS Portfolio	5.6
Multimanager Core Bond Portfolio	5.6
EQ/Intermediate Government Bond Portfolio	5.6
EQ/PIMCO Ultra Short Bond Portfolio	5.6
iShares JP Morgan USD Emerging Markets Bond ETF	5.4
EQ/PIMCO Global Real Return Portfolio	4.8
Vanguard Total International Bond ETF	4.3
EQ/International Equity Index Portfolio	4.2
1290 VT High Yield Bond Portfolio	3.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class B
Actual	$1,000.00	$1,003.76	$2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.09	2.74

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.55%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco DB Base Metals Fund*	3,010	$52,946
Invesco DB Commodity Index Tracking Fund*	4,930	87,162
Invesco DB G10 Currency Harvest Fund*	12,470	303,353
Invesco DB Gold Fund*	4,180	165,152
Invesco DB Silver Fund*	1,090	26,694
Invesco S&P 500 BuyWrite ETF	12,290	265,833
iShares Floating Rate Bond ETF	23,960	1,221,960
iShares Global Infrastructure ETF	6,150	264,266
iShares International Treasury Bond ETF	2,040	100,388
iShares JP Morgan USD Emerging Markets Bond ETF	17,550	1,873,812
iShares Micro-Cap ETF	500	52,810
iShares MSCI EAFE Small-Cap ETF	3,330	208,924
iShares U.S. Oil & Gas Exploration & Production ETF	3,360	249,682
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	21,470	585,916
Vanguard Short-Term Inflation-Protected Securities ETF	5,900	288,215
Vanguard Total International Bond ETF	27,070	1,481,001

Total Exchange Traded Funds (21.0%) (Cost $7,253,625)		7,228,114

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	198,593	2,285,804
1290 VT Energy Portfolio‡	18,507	140,354
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	42,579	555,644
1290 VT GAMCO Small Company Value Portfolio‡	9,697	618,270
1290 VT High Yield Bond Portfolio‡	130,822	1,262,384
1290 VT Low Volatility Global Equity Portfolio‡	26,697	313,455
1290 VT Micro Cap Portfolio‡	18,122	244,607
1290 VT Natural Resources Portfolio‡	17,409	159,633
1290 VT Real Estate Portfolio‡	26,188	291,210
1290 VT SmartBeta Equity Portfolio‡	21,284	275,432
AQR Managed Futures Strategy, Institutional Class*	27,454	239,126
AXA/AB Small Cap Growth Portfolio‡	26,188	591,965
AXA/ClearBridge Large Cap Growth Portfolio‡	46,689	604,385
AXA/Janus Enterprise Portfolio*‡	44,948	882,832
BlackRock Global Long/Short Credit Fund, Institutional Class	24,996	258,211
Eaton Vance Floating-Rate Fund, Institutional Class	71,773	647,391
EQ/BlackRock Basic Value Equity Portfolio‡	24,612	609,243
EQ/Capital Guardian Research Portfolio‡	43,685	1,219,688
EQ/Core Bond Index Portfolio‡	2,112	20,526
EQ/Emerging Markets Equity PLUS Portfolio‡	56,741	546,516
EQ/Global Bond PLUS Portfolio‡	214,682	1,928,300
EQ/Intermediate Government Bond Portfolio‡	189,884	1,919,450
EQ/International Equity Index Portfolio‡	147,130	1,445,567
EQ/Invesco Comstock Portfolio‡	31,895	589,406
EQ/MFS International Growth Portfolio‡	106,401	895,784
EQ/PIMCO Global Real Return Portfolio‡	167,577	1,653,299
EQ/PIMCO Ultra Short Bond Portfolio‡	190,918	1,911,811
EQ/T. Rowe Price Growth Stock Portfolio*‡	12,007	632,194
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	34,566	247,837
Franklin K2 Alternative Strategies Fund, Advisor Class	11,665	133,675
MSIF Frontier Markets Portfolio, Institutional Class*	14,881	272,772
Multimanager Core Bond Portfolio‡	200,523	1,922,195
Multimanager Mid Cap Value Portfolio*‡	52,849	913,394
PIMCO Foreign Bond Fund Unhedged, Institutional Class	26,382	259,860
Templeton Emerging Markets Small Cap Fund, Advisor Class	19,080	274,363
Templeton Global Smaller Companies Fund, Advisor Class	36,610	381,109

Total Investment Companies (78.6%) (Cost $25,530,994)		27,147,692

Total Investments in Securities (99.6%) (Cost $32,784,619)		34,375,806
Other Assets Less Liabilities (0.4%)		147,241

Net Assets (100%)		$34,523,047

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	198,593	2,175,344	126,520	(114,936)	(35)	98,912	2,285,805	—	—
1290 VT Energy Portfolio	18,507	130,141	7,634	(5,790)	(12)	8,381	140,354	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	42,579	516,441	65,235	(23,158)	2	(2,876)	555,644	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	9,697	600,744	34,352	(26,053)	130	9,097	618,270	—	—
1290 VT High Yield Bond Portfolio	130,822	1,247,474	68,706	(52,107)	1	(1,690)	1,262,384	—	—
1290 VT Low Volatility Global Equity Portfolio	26,697	325,965	19,085	(31,474)	373	(494)	313,455	—	—
1290 VT Micro Cap Portfolio	18,122	252,771	11,448	(60,384)	8,449	32,323	244,607	—	—
1290 VT Natural Resources Portfolio	17,409	149,482	7,634	(5,790)	6	8,301	159,633	—	—
1290 VT Real Estate Portfolio	26,188	286,036	15,267	(11,579)	1	1,485	291,210	—	—
1290 VT SmartBeta Equity Portfolio	21,284	272,948	19,083	(14,474)	(4)	(2,121)	275,432	—	—
AXA/AB Small Cap Growth Portfolio	26,188	601,687	34,352	(112,553)	3,497	64,982	591,965	—	—
AXA/ClearBridge Large Cap Growth Portfolio	46,689	620,058	34,353	(94,753)	2,649	42,078	604,385	—	—
AXA/Janus Enterprise Portfolio*	44,948	889,757	53,436	(127,027)	110	66,556	882,832	—	—
EQ/BlackRock Basic Value Equity Portfolio	24,612	599,239	34,352	(26,053)	214	1,491	609,243	—	—
EQ/Capital Guardian Research Portfolio	43,685	1,195,781	68,706	(103,407)	675	57,933	1,219,688	—	—
EQ/Core Bond Index Portfolio	2,112	20,768	—	—	—	(242)	20,526	—	—
EQ/Emerging Markets Equity PLUS Portfolio	56,741	596,520	34,352	(43,053)	1,035	(42,338)	546,516	—	—
EQ/Global Bond PLUS Portfolio	214,682	1,840,907	210,876	(81,055)	(1)	(42,427)	1,928,300	—	—
EQ/Intermediate Government Bond Portfolio	189,884	1,836,683	175,573	(81,055)	(54)	(11,697)	1,919,450	—	—
EQ/International Equity Index Portfolio	147,130	1,489,953	87,789	(100,581)	905	(32,499)	1,445,567	—	—
EQ/Invesco Comstock Portfolio	31,895	613,696	34,353	(60,053)	5,379	(3,970)	589,405	—	—
EQ/MFS International Growth Portfolio	106,401	907,011	49,621	(72,333)	1,457	10,028	895,784	—	—
EQ/PIMCO Global Real Return Portfolio	167,577	1,565,241	160,307	(69,475)	— #	(2,774)	1,653,299	—	—
EQ/PIMCO Ultra Short Bond Portfolio	190,918	1,835,448	140,875	(81,055)	7	16,536	1,911,811	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	12,007	583,327	34,353	(43,453)	1,124	56,843	632,194	—	—
Multimanager Core Bond Portfolio	200,523	1,835,514	223,370	(83,949)	(26)	(52,714)	1,922,195	26,678	—
Multimanager Mid Cap Value Portfolio*	52,849	917,809	49,621	(71,633)	2,174	15,423	913,394	—	—

Total		23,906,745	1,801,253	(1,597,233)	28,056	294,527	24,433,348	26,678	—

#	Amount represents less than $0.50.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,228,114	$—	$—	$7,228,114
Investment Companies
Investment Companies	2,714,344	24,433,348	—	27,147,692

Total Assets	$9,942,458	$24,433,348	$—	$34,375,806

Total Liabilities	$—	$—	$—	$—

Total	$9,942,458	$24,433,348	$—	$34,375,806

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,341,071
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,779,633

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,071,044
Aggregate gross unrealized depreciation	(473,979)

Net unrealized appreciation	$1,597,065

Federal income tax cost of investments in securities and derivative instruments, if applicable	$32,778,741

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $22,868,918)	$24,433,348
Unaffiliated Issuers (Cost $9,915,701)	9,942,458
Cash	218,042
Receivable from investment manager	9,116
Dividends, interest and other receivables	7,588
Receivable from Separate Accounts for Portfolio shares sold	821
Other assets	370

Total assets	34,611,743

LIABILITIES
Payable for securities purchased	9,664
Distribution fees payable – Class B	7,126
Payable to Separate Accounts for Portfolio shares redeemed	1,134
Trustees’ fees payable	1,046
Accrued expenses	69,726

Total liabilities	88,696

NET ASSETS	$34,523,047

Net assets were comprised of:
Paid in capital	$32,524,966
Accumulated undistributed net investment income (loss)	60,491
Accumulated undistributed net realized gain (loss)	346,403
Net unrealized appreciation (depreciation)	1,591,187

Net assets	$34,523,047

Class B
Net asset value, offering and redemption price per share, $34,523,047 / 3,234,447 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.67

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($26,678 of dividend income received from affiliates)	$113,180
Interest	1,096

Total income	114,276

EXPENSES
Custodian fees	83,904
Distribution fees – Class B	42,361
Investment management fees	25,417
Administrative fees	23,226
Professional fees	20,849
Printing and mailing expenses	1,884
Trustees’ fees	409
Miscellaneous	239

Gross expenses	198,289
Less: Waiver from investment manager	(48,643)
Reimbursement from investment manager	(57,181)

Net expenses	92,465

NET INVESTMENT INCOME (LOSS)	21,811

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($28,056 of realized gain (loss) from affiliates)	31,948
Net change in unrealized appreciation (depreciation) on investments in securities ($294,527 of change in unrealized appreciation (depreciation) from affiliates)	85,776

NET REALIZED AND UNREALIZED GAIN (LOSS)	117,724

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$139,535

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$21,811	$440,849
Net realized gain (loss)	31,948	586,521
Net change in unrealized appreciation (depreciation)	85,776	1,912,341

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	139,535	2,939,711

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(502,622)
Distributions from net realized capital gains
Class B	—	(232,920)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(735,542)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 214,796 and 880,198 shares, respectively ]	2,294,813	9,156,691
Capital shares issued in connection with merger (Note 9) [ 0 and 831,598 shares, respectively ]	—	8,545,655
Capital shares issued in reinvestment of dividends and distributions [ 0 and 69,408 shares, respectively ]	—	735,542
Capital shares repurchased [ (162,377) and (1,007,909) shares, respectively ]	(1,738,444)	(10,426,013)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	556,369	8,011,875

TOTAL INCREASE (DECREASE) IN NET ASSETS	695,904	10,216,044
NET ASSETS:
Beginning of period	33,827,143	23,611,099

End of period (a)	$34,523,047	$33,827,143

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$60,491	$38,680

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,						October 30, 2013* to December 31, 2013
Class B			2017		2016		2015	2014
Net asset value, beginning of period	$10.63		$9.80		$9.42		$9.93	$9.93	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.01		0.16		0.16		0.12	0.19	0.08
Net realized and unrealized gain (loss)	0.03		0.91		0.43		(0.43)	(0.02)	—	#

Total from investment operations	0.04		1.07		0.59		(0.31)	0.17	0.08

Less distributions:
Dividends from net investment income	—		(0.16)		(0.16)		(0.13)	(0.16)	(0.12)
Distributions from net realized gains	—		(0.08)		(0.05)		(0.07)	(0.01)	(0.03)

Total dividends and distributions	—		(0.24)		(0.21)		(0.20)	(0.17)	(0.15)

Net asset value, end of period	$10.67		$10.63		$9.80		$9.42	$9.93	$9.93

Total return (b)	0.38%		10.90%		6.22%		(3.04)%	1.78%	0.84%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,523		$33,827		$23,611		$19,789	$17,731	$4,481
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.55	%(j)	0.58	%(k)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.17%		1.36%		1.52%		1.81%	2.86%	3.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	0.13%		1.52%		1.67%		1.24%	1.87%	4.87	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.50)%		0.72%		0.74%		0.06%	(0.35)%	1.74	%(l)
Portfolio turnover rate (z)^	5%		35%		13%		39%	13%	15%
*	Commencement of Operations.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.25%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.07%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MODERATE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	47.4%
Fixed Income	36.2
Alternatives	16.4

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
EQ/International Equity Index Portfolio	5.4%
1290 VT Convertible Securities Portfolio	5.4
EQ/Capital Guardian Research Portfolio	4.5
Multimanager Core Bond Portfolio	4.1
EQ/Global Bond PLUS Portfolio	4.1
EQ/Intermediate Government Bond Portfolio	4.1
EQ/PIMCO Ultra Short Bond Portfolio	4.1
iShares JP Morgan USD Emerging Markets Bond ETF	3.9
EQ/PIMCO Global Real Return Portfolio	3.5
Multimanager Mid Cap Value Portfolio	3.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class B
Actual	$1,000.00	$1,006.48	$3.05
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.75	3.07

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.61%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco DB Base Metals Fund*	3,260	$57,343
Invesco DB Commodity Index Tracking Fund*	7,350	129,948
Invesco DB G10 Currency Harvest Fund*	14,365	349,452
Invesco DB Gold Fund*	6,230	246,147
Invesco DB Silver Fund*	1,350	33,061
Invesco S&P 500 BuyWrite ETF	13,380	289,409
iShares Floating Rate Bond ETF	18,270	931,770
iShares Global Infrastructure ETF	8,680	372,980
iShares International Treasury Bond ETF	1,730	85,133
iShares JP Morgan USD Emerging Markets Bond ETF	10,570	1,128,557
iShares Micro-Cap ETF	540	57,035
iShares MSCI EAFE Small-Cap ETF	5,720	358,873
iShares U.S. Oil & Gas Exploration & Production ETF	2,970	220,701
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	13,450	367,050
Vanguard Short-Term Inflation-Protected Securities ETF	3,450	168,533
Vanguard Total International Bond ETF	16,150	883,567

Total Exchange Traded Funds (19.4%) (Cost $5,584,059)		5,679,559

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	136,095	1,566,452
1290 VT Energy Portfolio‡	27,307	207,096
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	47,524	620,184
1290 VT GAMCO Small Company Value Portfolio‡	10,378	661,731
1290 VT High Yield Bond Portfolio‡	80,100	772,941
1290 VT Low Volatility Global Equity Portfolio‡	28,142	330,421
1290 VT Micro Cap Portfolio‡	20,705	279,458
1290 VT Natural Resources Portfolio‡	22,253	204,042
1290 VT Real Estate Portfolio‡	33,451	371,967
1290 VT SmartBeta Equity Portfolio‡	25,601	331,298
AQR Managed Futures Strategy, Institutional Class*	42,556	370,659
AXA/AB Small Cap Growth Portfolio‡	29,205	660,166
AXA/ClearBridge Large Cap Growth Portfolio‡	51,483	666,444
AXA/Janus Enterprise Portfolio*‡	50,298	987,907
BlackRock Global Long/Short Credit Fund, Institutional Class	34,658	358,020
Eaton Vance Floating-Rate Fund, Institutional Class	25,673	231,571
EQ/BlackRock Basic Value Equity Portfolio‡	26,762	662,471
EQ/Capital Guardian Research Portfolio‡	47,312	1,320,962
EQ/Core Bond Index Portfolio‡	1,479	14,368
EQ/Emerging Markets Equity PLUS Portfolio‡	61,291	590,342
EQ/Global Bond PLUS Portfolio‡	133,395	1,198,174
EQ/Intermediate Government Bond Portfolio*‡	118,181	1,194,641
EQ/International Equity Index Portfolio‡	161,280	1,584,591
EQ/Invesco Comstock Portfolio‡	35,595	657,782
EQ/MFS International Growth Portfolio‡	117,262	987,224
EQ/PIMCO Global Real Return Portfolio‡	103,697	1,023,066
EQ/PIMCO Ultra Short Bond Portfolio‡	118,160	1,183,227
EQ/T. Rowe Price Growth Stock Portfolio*‡	12,980	683,406
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	52,144	373,871
Franklin K2 Alternative Strategies Fund, Advisor Class	9,979	114,362
MSIF Frontier Markets Portfolio, Institutional Class*	16,163	296,274
Multimanager Core Bond Portfolio‡	125,240	1,200,537
Multimanager Mid Cap Value Portfolio*‡	57,648	996,341
PIMCO Foreign Bond Fund Unhedged, Institutional Class	17,714	174,483
Templeton Emerging Markets Small Cap Fund, Advisor Class	21,029	302,400
Templeton Global Smaller Companies Fund, Advisor Class	27,234	283,508

Total Investment Companies (80.1%) (Cost $21,611,478)		23,462,387

Total Investments in Securities (99.5%) (Cost $27,195,537)		29,141,946
Other Assets Less Liabilities (0.5%)		156,598

Net Assets (100%)		$29,298,544

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018 were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	136,095	1,258,106	344,709	(94,712)	141	58,208	1,566,452	—	—
1290 VT Energy Portfolio	27,307	166,308	39,773	(10,928)	4	11,939	207,096	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	47,524	499,593	160,078	(36,427)	(25)	(3,035)	620,184	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018 were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	10,378	547,061	145,839	(40,070)	(59)	8,960	661,731	—	—
1290 VT High Yield Bond Portfolio	80,100	621,544	199,854	(47,356)	(4)	(1,097)	772,941	—	—
1290 VT Low Volatility Global Equity Portfolio	28,142	273,580	79,549	(21,857)	(37)	(814)	330,421	—	—
1290 VT Micro Cap Portfolio	20,705	230,010	66,290	(57,714)	2,285	38,587	279,458	—	—
1290 VT Natural Resources Portfolio	22,253	165,193	39,773	(10,928)	(22)	10,026	204,042	—	—
1290 VT Real Estate Portfolio	33,451	311,286	79,548	(21,857)	(1)	2,991	371,967	—	—
1290 VT SmartBeta Equity Portfolio	25,601	276,776	79,549	(21,857)	1	(3,171)	331,298	—	—
AXA/AB Small Cap Growth Portfolio	29,205	554,798	145,840	(107,070)	1,530	65,068	660,166	—	—
AXA/ClearBridge Large Cap Growth Portfolio	51,483	550,727	159,096	(83,713)	545	39,789	666,444	—	—
AXA/Janus Enterprise Portfolio*	50,298	830,009	225,386	(129,427)	127	61,812	987,907	—	—
EQ/BlackRock Basic Value Equity Portfolio	26,762	558,780	159,097	(55,713)	199	108	662,471	—	—
EQ/Capital Guardian Research Portfolio	47,312	1,098,497	304,934	(135,784)	1,909	51,406	1,320,962	—	—
EQ/Core Bond Index Portfolio	1,479	14,537	—	—	—	(169)	14,368	—	—
EQ/Emerging Markets Equity PLUS Portfolio	61,291	566,009	145,839	(76,570)	2,621	(47,557)	590,342	—	—
EQ/Global Bond PLUS Portfolio	133,395	963,251	332,660	(72,855)	(6)	(24,876)	1,198,174	—	—
EQ/Intermediate Government Bond Portfolio*	118,181	956,226	317,160	(72,855)	(50)	(5,840)	1,194,641	—	—
EQ/International Equity Index Portfolio	161,280	1,366,522	372,121	(117,206)	282	(37,128)	1,584,591	—	—
EQ/Invesco Comstock Portfolio	35,595	556,190	159,094	(55,713)	(29)	(1,760)	657,782	—	—
EQ/MFS International Growth Portfolio	117,262	827,011	225,387	(74,427)	563	8,690	987,224	—	—
EQ/PIMCO Global Real Return Portfolio	103,697	831,628	252,886	(61,927)	(3)	482	1,023,066	—	—
EQ/PIMCO Ultra Short Bond Portfolio	118,160	966,498	280,161	(72,855)	(14)	9,437	1,183,227	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	12,980	552,079	159,098	(83,713)	1,325	54,617	683,406	—	—
Multimanager Core Bond Portfolio	125,240	963,883	342,368	(76,498)	(146)	(29,070)	1,200,537	15,450	—
Multimanager Mid Cap Value Portfolio*	57,648	827,876	225,387	(73,927)	377	16,628	996,341	—	—

Total		17,333,978	5,041,476	(1,713,959)	11,513	284,231	20,957,239	15,450	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,679,559	$—	$—	$5,679,559
Investment Companies
Investment Companies	2,505,148	20,957,239	—	23,462,387

Total Assets	$8,184,707	$20,957,239	$—	$29,141,946

Total Liabilities	$—	$—	$—	$—

Total	$8,184,707	$20,957,239	$—	$29,141,946

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,772,986
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,942,892

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,222,699
Aggregate gross unrealized depreciation	(280,049)

Net unrealized appreciation	$1,942,650

Federal income tax cost of investments in securities and derivative instruments, if applicable	$27,199,296

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $19,164,163)	$20,957,239
Unaffiliated Issuers (Cost $8,031,374)	8,184,707
Cash	212,823
Receivable from investment manager	8,425
Receivable for securities sold	6,726
Dividends, interest and other receivables	4,282
Other assets	295

Total assets	29,374,497

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	19,191
Distribution fees payable – Class B	5,900
Payable for securities purchased	3,791
Trustees’ fees payable	221
Accrued expenses	46,850

Total liabilities	75,953

NET ASSETS	$29,298,544

Net assets were comprised of:
Paid in capital	$27,027,994
Accumulated undistributed net investment income (loss)	30,549
Accumulated undistributed net realized gain (loss)	293,592
Net unrealized appreciation (depreciation)	1,946,409

Net assets	$29,298,544

Class B
Net asset value, offering and redemption price per share, $29,298,544 / 2,694,093 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.88

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($15,450 of dividend income received from affiliates)	$69,827
Interest	914

Total income	70,741

EXPENSES
Custodian fees	80,831
Distribution fees – Class B	33,180
Professional fees	20,745
Investment management fees	19,908
Administrative fees	18,193
Printing and mailing expenses	1,464
Trustees’ fees	312
Miscellaneous	211

Gross expenses	174,844
Less: Waiver from investment manager	(38,101)
Reimbursement from investment manager	(55,341)

Net expenses	81,402

NET INVESTMENT INCOME (LOSS)	(10,661)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($11,513 of realized gain (loss) from affiliates)	16,810
Net change in unrealized appreciation (depreciation) on investments in securities ($284,231 of change in unrealized appreciation (depreciation) from affiliates)	120,788

NET REALIZED AND UNREALIZED GAIN (LOSS)	137,598

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$126,937

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(10,661)	$272,160
Net realized gain (loss)	16,810	554,157
Net change in unrealized appreciation (depreciation)	120,788	1,946,426

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	126,937	2,772,743

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(319,247)
Distributions from net realized capital gains
Class B	—	(237,987)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(557,234)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 658,652 and 418,284 shares, respectively ]	7,192,114	4,378,111
Capital shares issued in reinvestment of dividends and distributions [ 0 and 51,783 shares, respectively ]	—	557,234
Capital shares repurchased [ (207,872) and (455,728) shares, respectively ]	(2,263,363)	(4,764,640)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,928,751	170,705

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,055,688	2,386,214
NET ASSETS:
Beginning of period	24,242,856	21,856,642

End of period (a)	$29,298,544	$24,242,856

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$30,549	$41,210

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,						October 30, 2013* to December 31, 2013
Class B			2017		2016		2015	2014
Net asset value, beginning of period	$10.81		$9.81		$9.38		$9.94	$9.94	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.12		0.14		0.12	0.17	0.10
Net realized and unrealized gain (loss)	0.07		1.14		0.51		(0.45)	0.01 †	0.03

Total from investment operations	0.07		1.26		0.65		(0.33)	0.18	0.13

Less distributions:
Dividends from net investment income	—		(0.15)		(0.14)		(0.13)	(0.15)	(0.16)
Distributions from net realized gains	—		(0.11)		(0.08)		(0.10)	(0.03)	(0.03)

Total dividends and distributions	—		(0.26)		(0.22)		(0.23)	(0.18)	(0.19)

Net asset value, end of period	$10.88		$10.81		$9.81		$9.38	$9.94	$9.94

Total return (b)	0.65%		12.83%		6.88%		(3.34)%	1.88%	1.30%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$29,299		$24,243		$21,857		$16,803	$12,771	$4,433
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.61	%(j)	0.61	%(j)	0.59	%(k)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.32%		1.45%		1.62%		2.24%	3.80%	3.58%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.08)%		1.18%		1.43%		1.25%	1.66%	5.80	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.78)%		0.34%		0.40%		(0.37)%	(1.49)%	2.86	%(l)
Portfolio turnover rate (z)^	7%		19%		17%		49%	21%	43%
*	Commencement of Operations.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.35%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.11%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	59.4%
Fixed Income	22.3
Alternatives	18.3

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
EQ/International Equity Index Portfolio	6.8%
EQ/Capital Guardian Research Portfolio	5.5
AXA/Janus Enterprise Portfolio	4.3
Multimanager Mid Cap Value Portfolio	4.2
1290 VT Convertible Securities Portfolio	4.1
EQ/MFS International Growth Portfolio	4.1
AXA/AB Small Cap Growth Portfolio	3.0
1290 VT GAMCO Small Company Value Portfolio	2.8
AXA/ClearBridge Large Cap Growth Portfolio	2.8
EQ/T. Rowe Price Growth Stock Portfolio	2.7

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class B
Actual	$1,000.00	$1,011.09	$3.17
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.64	3.19

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.64%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco DB Base Metals Fund*	2,920	$51,363
Invesco DB Commodity Index Tracking Fund*	7,490	132,423
Invesco DB G10 Currency Harvest Fund*	8,980	218,453
Invesco DB Gold Fund*	5,185	204,859
Invesco DB Silver Fund*	1,110	27,184
Invesco S&P 500 BuyWrite ETF	9,310	201,375
iShares Floating Rate Bond ETF	5,320	271,320
iShares Global Infrastructure ETF	6,840	293,915
iShares International Treasury Bond ETF	1,060	52,163
iShares JP Morgan USD Emerging Markets Bond ETF	3,380	360,883
iShares Micro-Cap ETF	240	25,349
iShares MSCI EAFE Small-Cap ETF	2,310	144,929
iShares U.S. Oil & Gas Exploration & Production ETF	3,350	248,938
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,360	118,984
Vanguard Short-Term Inflation-Protected Securities ETF	620	30,287
Vanguard Total International Bond ETF	4,760	260,420

Total Exchange Traded Funds (17.6%) (Cost $2,679,173)		2,642,845

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	53,944	620,891
1290 VT Energy Portfolio‡	29,117	220,825
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	17,822	232,577
1290 VT GAMCO Small Company Value Portfolio‡	6,565	418,589
1290 VT High Yield Bond Portfolio‡	27,849	268,731
1290 VT Low Volatility Global Equity Portfolio‡	17,631	207,009
1290 VT Micro Cap Portfolio‡	15,297	206,473
1290 VT Natural Resources Portfolio‡	23,850	218,693
1290 VT Real Estate Portfolio‡	33,162	368,758
1290 VT SmartBeta Equity Portfolio‡	16,026	207,389
AQR Managed Futures Strategy, Institutional Class*	21,551	187,707
AXA/AB Small Cap Growth Portfolio‡	19,939	450,712
AXA/ClearBridge Large Cap Growth Portfolio‡	32,038	414,735
AXA/Janus Enterprise Portfolio*‡	32,947	647,124
BlackRock Global Long/Short Credit Fund, Institutional Class	12,811	132,336
Eaton Vance Floating-Rate Fund, Institutional Class	8,097	73,038
EQ/BlackRock Basic Value Equity Portfolio‡	16,459	407,424
EQ/Capital Guardian Research Portfolio‡	29,631	827,296
EQ/Core Bond Index Portfolio‡	1,584	15,394
EQ/Emerging Markets Equity PLUS Portfolio‡	38,300	368,899
EQ/Global Bond PLUS Portfolio‡	40,687	365,453
EQ/Intermediate Government Bond Portfolio‡	36,890	372,910
EQ/International Equity Index Portfolio‡	103,250	1,014,437
EQ/Invesco Comstock Portfolio‡	22,059	407,640
EQ/MFS International Growth Portfolio‡	73,187	616,158
EQ/PIMCO Global Real Return Portfolio‡	33,448	329,993
EQ/PIMCO Ultra Short Bond Portfolio‡	37,547	375,988
EQ/T. Rowe Price Growth Stock Portfolio*‡	7,810	411,222
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	16,822	120,617
Franklin K2 Alternative Strategies Fund, Advisor Class	7,661	87,792
MSIF Frontier Markets Portfolio, Institutional Class	10,589	194,094
Multimanager Core Bond Portfolio‡	38,962	373,488
Multimanager Mid Cap Value Portfolio*‡	36,022	622,579
PIMCO Foreign Bond Fund Unhedged, Institutional Class	6,411	63,153
Templeton Emerging Markets Small Cap Fund, Advisor Class	13,316	191,480
Templeton Global Smaller Companies Fund, Advisor Class	24,426	254,277

Total Investment Companies (81.8%) (Cost $11,195,041)		12,295,881

Total Investments in Securities (99.4%) (Cost $13,874,214)		14,938,726
Other Assets Less Liabilities (0.6%)		90,072

Net Assets (100%)		$15,028,798

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	53,944	541,975	70,737	(17,213)	1	25,391	620,891	—	—
1290 VT Energy Portfolio	29,117	201,470	24,757	(19,525)	(578)	14,701	220,825	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	17,822	212,294	28,295	(6,886)	(2)	(1,124)	232,577	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	6,565	374,706	49,514	(12,049)	8	6,410	418,589	—	—
1290 VT High Yield Bond Portfolio	27,849	247,625	28,295	(6,886)	5	(308)	268,731	—	—
1290 VT Low Volatility Global Equity Portfolio	17,631	194,370	24,758	(12,025)	59	(153)	207,009	—	—
1290 VT Micro Cap Portfolio	15,297	164,437	17,686	(4,304)	5	28,649	206,473	—	—
1290 VT Natural Resources Portfolio	23,850	201,397	24,758	(19,525)	69	11,994	218,693	—	—
1290 VT Real Estate Portfolio	33,162	333,388	42,442	(10,328)	(10)	3,266	368,758	—	—
1290 VT SmartBeta Equity Portfolio	16,026	196,031	24,758	(12,025)	58	(1,433)	207,389	—	—
AXA/AB Small Cap Growth Portfolio	19,939	383,348	49,516	(25,549)	141	43,256	450,712	—	—
AXA/ClearBridge Large Cap Growth Portfolio	32,038	377,925	49,516	(40,549)	669	27,174	414,735	—	—
AXA/Janus Enterprise Portfolio*	32,947	565,924	70,736	(30,713)	(355)	41,532	647,124	—	—
EQ/BlackRock Basic Value Equity Portfolio	16,459	374,906	49,514	(18,049)	275	778	407,424	—	—
EQ/Capital Guardian Research Portfolio	29,631	746,124	95,492	(51,737)	292	37,125	827,296	—	—
EQ/Core Bond Index Portfolio	1,584	15,576	—	—	—	(182)	15,394	—	—
EQ/Emerging Markets Equity PLUS Portfolio	38,300	380,188	49,516	(33,049)	1,765	(29,521)	368,899	—	—
EQ/Global Bond PLUS Portfolio	40,687	334,683	49,442	(10,328)	(2)	(8,342)	365,453	—	—
EQ/Intermediate Government Bond Portfolio	36,890	332,848	52,442	(10,328)	(1)	(2,051)	372,910	—	—
EQ/International Equity Index Portfolio	103,250	919,935	150,775	(33,172)	62	(23,163)	1,014,437	—	—
EQ/Invesco Comstock Portfolio	22,059	377,772	49,514	(19,549)	393	(490)	407,640	—	—
EQ/MFS International Growth Portfolio	73,187	576,200	70,737	(38,213)	274	7,160	616,158	—	—
EQ/PIMCO Global Real Return Portfolio	33,448	303,454	35,369	(8,606)	2	(226)	329,993	—	—
EQ/PIMCO Ultra Short Bond Portfolio	37,547	340,735	42,442	(10,328)	1	3,138	375,988	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	7,810	378,689	49,515	(55,549)	1,665	36,902	411,222	—	—
Multimanager Core Bond Portfolio	38,962	333,371	61,112	(11,188)	2	(9,809)	373,488	5,134	—
Multimanager Mid Cap Value Portfolio*	36,022	557,410	70,736	(17,213)	11	11,635	622,579	—	—

Total		9,966,781	1,332,374	(534,886)	4,809	222,309	10,991,387	5,134	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,642,845	$—	$—	$2,642,845
Investment Companies
Investment Companies	1,304,494	10,991,387	—	12,295,881

Total Assets	$3,947,339	$10,991,387	$—	$14,938,726

Total Liabilities	$—	$—	$—	$—

Total	$3,947,339	$10,991,387	$—	$14,938,726

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,948,391
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$594,909

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,345,737
Aggregate gross unrealized depreciation	(242,376)

Net unrealized appreciation	$1,103,361

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,835,365

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $9,925,412)	$10,991,387
Unaffiliated Issuers (Cost $3,948,802)	3,947,339
Cash	114,090
Receivable from Separate Accounts for Portfolio shares sold	15,448
Receivable from investment manager	11,410
Dividends, interest and other receivables	1,763
Receivable for securities sold	375
Other assets	157

Total assets	15,081,969

LIABILITIES
Distribution fees payable – Class B	3,091
Payable for securities purchased	1,205
Payable to Separate Accounts for Portfolio shares redeemed	405
Trustees’ fees payable	244
Accrued expenses	48,226

Total liabilities	53,171

NET ASSETS	$15,028,798

Net assets were comprised of:
Paid in capital	$13,744,746
Accumulated undistributed net investment income (loss)	4,141
Accumulated undistributed net realized gain (loss)	215,399
Net unrealized appreciation (depreciation)	1,064,512

Net assets	$15,028,798

Class B
Net asset value, offering and redemption price per share, $15,028,798 / 1,374,325 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.94

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($5,134 of dividend income received from affiliates)	$27,068
Interest	551

Total income	27,619

EXPENSES
Custodian fees	76,219
Professional fees	20,577
Distribution fees – Class B	17,793
Investment management fees	10,676
Administrative fees	9,756
Printing and mailing expenses	786
Trustees’ fees	168
Miscellaneous	89

Gross expenses	136,064
Less: Waiver from investment manager	(20,432)
Reimbursement from investment manager	(70,324)

Net expenses	45,308

NET INVESTMENT INCOME (LOSS)	(17,689)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($4,809 of realized gain (loss) from affiliates)	6,618
Net change in unrealized appreciation (depreciation) on investments in securities ($222,309 of change in unrealized appreciation (depreciation) from affiliates)	156,593

NET REALIZED AND UNREALIZED GAIN (LOSS)	163,211

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$145,522

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(17,689)	$128,622
Net realized gain (loss)	6,618	404,126
Net change in unrealized appreciation (depreciation)	156,593	1,188,104

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	145,522	1,720,852

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(167,433)
Distributions from net realized capital gains
Class B	—	(245,254)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(412,687)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 172,968 and 168,778 shares, respectively ]	1,881,458	1,787,589
Capital shares issued in reinvestment of dividends and distributions [ 0 and 38,395 shares, respectively ]	—	412,687
Capital shares repurchased [ (44,256) and (236,903) shares, respectively ]	(480,174)	(2,436,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,401,284	(236,012)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,546,806	1,072,153
NET ASSETS:
Beginning of period	13,481,992	12,409,839

End of period (a)	$15,028,798	$13,481,992

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$4,141	$21,830

See Notes to Financial Statements.

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CHARTERSM GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,						October 30, 2013* to December 31, 2013
Class B			2017		2016		2015	2014
Net asset value, beginning of period	$10.82		$9.73		$9.22		$10.01	$10.02	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.11		0.10		0.08	0.14	0.08
Net realized and unrealized gain (loss)	0.13		1.33		0.59		(0.53)	0.03	0.06

Total from investment operations	0.12		1.44		0.69		(0.45)	0.17	0.14

Less distributions:
Dividends from net investment income	—		(0.14)		(0.12)		(0.11)	(0.15)	(0.10)
Distributions from net realized gains	—		(0.21)		(0.06)		(0.23)	(0.03)	(0.02)

Total dividends and distributions	—		(0.35)		(0.18)		(0.34)	(0.18)	(0.12)

Net asset value, end of period	$10.94		$10.82		$9.73		$9.22	$10.01	$10.02

Total return (b)	1.11%		14.81%		7.44%		(4.55)%	1.64%	1.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,029		$13,482		$12,410		$11,889	$14,325	$5,785
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.64	%(j)	0.62	%(j)	0.60	%(k)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	1.91%		2.28%		2.26%		2.30%	3.03%	3.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.25)%		1.04%		1.10%		0.77%	1.36%	4.90	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.52)%		(0.62)%		(0.56)%		(0.90)%	(1.02)%	1.99	%(l)
Portfolio turnover rate (z)^	4%		20%		19%		39%	55%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.40%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.13%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Equity	71.3%
Alternatives	20.0
Fixed Income	8.7

Top 10 Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
EQ/International Equity Index Portfolio	8.0%
EQ/Capital Guardian Research Portfolio	6.5
AXA/Janus Enterprise Portfolio	5.0
Multimanager Mid Cap Value Portfolio	4.9
EQ/MFS International Growth Portfolio	4.8
1290 VT Real Estate Portfolio	3.6
AXA/AB Small Cap Growth Portfolio	3.6
AXA/ClearBridge Large Cap Growth Portfolio	3.3
EQ/T. Rowe Price Growth Stock Portfolio	3.3
EQ/Invesco Comstock Portfolio	3.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class B
Actual	$1,000.00	$1,014.40	$3.34
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.47	3.36

*  Expenses are equal to the Portfolio’s Class B shares annualized expense ratio of 0.67%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Invesco DB Base Metals Fund	2,660	$46,789
Invesco DB Commodity Index Tracking Fund	6,470	114,389
Invesco DB G10 Currency Harvest Fund	5,725	139,270
Invesco DB Gold Fund	3,970	156,855
Invesco DB Silver Fund	1,260	30,857
Invesco S&P 500 BuyWrite ETF	5,790	125,238
iShares Floating Rate Bond ETF	1,250	63,750
iShares Global Infrastructure ETF	4,830	207,545
iShares International Treasury Bond ETF	160	7,874
iShares JP Morgan USD Emerging Markets Bond ETF	680	72,604
iShares Micro-Cap ETF	200	21,124
iShares MSCI EAFE Small-Cap ETF	790	49,565
iShares U.S. Oil & Gas Exploration & Production ETF	2,540	188,747
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,120	30,565
Vanguard Short-Term Inflation-Protected Securities ETF	270	13,189
Vanguard Total International Bond ETF	1,070	58,540

Total Exchange Traded Funds (17.2%) (Cost $1,370,612)		1,326,901

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	19,296	222,099
1290 VT Energy Portfolio‡	23,042	174,754
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	5,448	71,090
1290 VT GAMCO Small Company Value Portfolio‡	3,915	249,638
1290 VT High Yield Bond Portfolio‡	5,016	48,404
1290 VT Low Volatility Global Equity Portfolio‡	10,405	122,166
1290 VT Micro Cap Portfolio‡	9,138	123,336
1290 VT Natural Resources Portfolio‡	19,758	181,173
1290 VT Real Estate Portfolio‡	24,950	277,444
1290 VT SmartBeta Equity Portfolio‡	9,585	124,039
AQR Managed Futures Strategy, Institutional Class*	10,160	88,497
AXA/AB Small Cap Growth Portfolio‡	12,100	273,509
AXA/ClearBridge Large Cap Growth Portfolio‡	19,436	251,600
AXA/Janus Enterprise Portfolio*‡	19,522	383,444
BlackRock Global Long/Short Credit Fund, Institutional Class	4,212	43,509
Eaton Vance Floating-Rate Fund, Institutional Class	1,956	17,643
EQ/BlackRock Basic Value Equity Portfolio‡	10,117	250,435
EQ/Capital Guardian Research Portfolio‡	17,991	502,319
EQ/Emerging Markets Equity PLUS Portfolio‡	24,013	231,288
EQ/Global Bond PLUS Portfolio‡	7,804	70,098
EQ/Intermediate Government Bond Portfolio‡	7,380	74,601
EQ/International Equity Index Portfolio‡	62,731	616,338
EQ/Invesco Comstock Portfolio‡	13,563	250,640
EQ/MFS International Growth Portfolio‡	44,116	371,408
EQ/PIMCO Global Real Return Portfolio‡	6,126	60,436
EQ/PIMCO Ultra Short Bond Portfolio‡	7,292	73,016
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,771	251,218
Financial Investors Trust – Listed Private Equity Fund, Institutional Class	3,884	27,850
Franklin K2 Alternative Strategies Fund, Advisor Class	3,635	41,653
MSIF Frontier Markets Portfolio, Institutional Class	6,453	118,275
Multimanager Core Bond Portfolio‡	7,333	70,290
Multimanager Mid Cap Value Portfolio‡	21,555	372,537
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,090	10,732
Templeton Emerging Markets Small Cap Fund, Advisor Class	8,265	118,855
Templeton Global Smaller Companies Fund, Advisor Class	18,048	187,875

Total Investment Companies (82.5%) (Cost $5,874,229)		6,352,209

Total Investments in Securities (99.7%) (Cost $7,244,841)		7,679,110
Other Assets Less Liabilities (0.3%)		25,525

Net Assets (100%)		$7,704,635

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	19,296	180,701	60,432	(26,889)	(63)	7,918	222,099	—	—
1290 VT Energy Portfolio	23,042	140,034	43,168	(19,206)	(80)	10,838	174,754	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	5,448	59,535	21,582	(9,603)	(49)	(375)	71,090	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	3,915	208,337	69,066	(30,730)	(315)	3,280	249,638	—	—
1290 VT High Yield Bond Portfolio	5,016	41,265	12,950	(5,762)	(5)	(44)	48,404	—	—
1290 VT Low Volatility Global Equity Portfolio	10,405	103,442	34,533	(15,365)	(183)	(261)	122,166	—	—
1290 VT Micro Cap Portfolio	9,138	92,518	25,899	(11,524)	60	16,383	123,336	—	—
1290 VT Natural Resources Portfolio	19,758	147,597	43,166	(19,206)	3	9,613	181,173	—	—
1290 VT Real Estate Portfolio	24,950	231,728	77,699	(34,572)	(43)	2,632	277,444	—	—
1290 VT SmartBeta Equity Portfolio	9,585	106,105	34,533	(15,365)	(154)	(1,080)	124,039	—	—
AXA/AB Small Cap Growth Portfolio	12,100	210,950	69,066	(30,730)	(220)	24,443	273,509	—	—
AXA/ClearBridge Large Cap Growth Portfolio	19,436	213,316	69,065	(46,330)	592	14,957	251,600	—	—
AXA/Janus Enterprise Portfolio*	19,522	307,317	99,282	(44,175)	(182)	21,202	383,444	—	—
EQ/BlackRock Basic Value Equity Portfolio	10,117	212,144	69,066	(30,730)	(82)	37	250,435	—	—
EQ/Capital Guardian Research Portfolio	17,991	416,241	133,814	(67,440)	696	19,008	502,319	—	—
EQ/Emerging Markets Equity PLUS Portfolio	24,013	212,417	69,066	(30,730)	182	(19,647)	231,288	—	—
EQ/Global Bond PLUS Portfolio	7,804	59,738	21,583	(9,603)	4	(1,624)	70,098	—	—
EQ/Intermediate Government Bond Portfolio	7,380	62,983	21,582	(9,603)	(18)	(343)	74,601	—	—
EQ/International Equity Index Portfolio	62,731	516,515	192,794	(77,643)	(31)	(15,297)	616,338	—	—
EQ/Invesco Comstock Portfolio	13,563	213,032	69,065	(30,730)	(211)	(516)	250,640	—	—
EQ/MFS International Growth Portfolio	44,116	313,099	99,282	(44,175)	(241)	3,443	371,408	—	—
EQ/PIMCO Global Real Return Portfolio	6,126	50,833	17,267	(7,683)	(6)	25	60,436	—	—
EQ/PIMCO Ultra Short Bond Portfolio	7,292	60,444	21,582	(9,603)	1	592	73,016	—	—
EQ/T. Rowe Price Growth Stock Portfolio*	4,771	207,589	69,065	(46,330)	626	20,268	251,218	—	—
Multimanager Core Bond Portfolio	7,333	59,106	22,520	(9,603)	(10)	(1,723)	70,290	938	—
Multimanager Mid Cap Value Portfolio	21,555	311,472	99,282	(44,175)	(564)	6,522	372,537	—	—

Total		4,738,458	1,566,409	(727,505)	(293)	120,251	5,697,320	938	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,326,901	$—	$—	$1,326,901
Investment Companies
Investment Companies	654,889	5,697,320	—	6,352,209

Total Assets	$1,981,790	$5,697,320	$—	$7,679,110

Total Liabilities	$—	$—	$—	$—

Total	$1,981,790	$5,697,320	$—	$7,679,110

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,040,419
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$881,071

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$618,792
Aggregate gross unrealized depreciation	(167,681)

Net unrealized appreciation	$451,111

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,227,999

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $5,231,335)	$5,697,320
Unaffiliated Issuers (Cost $2,013,506)	1,981,790
Cash	57,706
Receivable from investment manager	13,029
Dividends, interest and other receivables	664
Receivable for securities sold	260
Other assets	82

Total assets	7,750,851

LIABILITIES
Distribution fees payable – Class B	1,596
Payable to Separate Accounts for Portfolio shares redeemed	248
Payable for securities purchased	239
Trustees’ fees payable	130
Accrued expenses	44,003

Total liabilities	46,216

NET ASSETS	$7,704,635

Net assets were comprised of:
Paid in capital	$7,166,940
Accumulated undistributed net investment income (loss)	(5,512)
Accumulated undistributed net realized gain (loss)	108,938
Net unrealized appreciation (depreciation)	434,269

Net assets	$7,704,635

Class B
Net asset value, offering and redemption price per share, $7,704,635 / 683,405 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.27

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends ($938 of dividend income received from affiliates)	$9,299
Interest	280

Total income	9,579

EXPENSES
Custodian fees	73,640
Professional fees	20,477
Distribution fees – Class B	8,791
Investment management fees	5,275
Administrative fees	4,821
Printing and mailing expenses	389
Trustees’ fees	82
Miscellaneous	42

Gross expenses	113,517
Less: Waiver from investment manager	(10,096)
Reimbursement from investment manager	(79,880)

Net expenses	23,541

NET INVESTMENT INCOME (LOSS)	(13,962)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(293) of realized gain (loss) from affiliates)	1,851
Net change in unrealized appreciation (depreciation) on investments in securities ($120,251 of change in unrealized appreciation (depreciation) from affiliates)	93,806

NET REALIZED AND UNREALIZED GAIN (LOSS)	95,657

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,695

See Notes to Financial Statements.

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CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(13,962)	$51,206
Net realized gain (loss)	1,851	182,680
Net change in unrealized appreciation (depreciation)	93,806	666,585

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	81,695	900,471

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(74,516)
Distributions from net realized capital gains
Class B	—	(100,277)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(174,793)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 183,648 and 125,125 shares, respectively ]	2,066,647	1,318,875
Capital shares issued in reinvestment of dividends and distributions [ 0 and 15,934 shares, respectively ]	—	174,793
Capital shares repurchased [ (77,704) and (100,985) shares, respectively ]	(861,886)	(1,061,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,204,761	431,778

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,286,456	1,157,456
NET ASSETS:
Beginning of period	6,418,179	5,260,723

End of period (a)	$7,704,635	$6,418,179

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(5,512)	$8,450

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,						October 30, 2013* to December 31, 2013
Class B			2017		2016		2015	2014
Net asset value, beginning of period	$11.11		$9.79		$9.12		$9.93	$9.98	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.09		0.06		0.07	0.12	0.09
Net realized and unrealized gain (loss)	0.18		1.54		0.72		(0.62)	(0.01)	0.10

Total from investment operations	0.16		1.63		0.78		(0.55)	0.11	0.19

Less distributions:
Dividends from net investment income	—		(0.13)		(0.09)		(0.09)	(0.15)	(0.14)
Distributions from net realized gains	—		(0.18)		—		(0.17)	(0.01)	(0.07)
Return of capital	—		—		(0.02)		—	—	—

Total dividends and distributions	—		(0.31)		(0.11)		(0.26)	(0.16)	(0.21)

Net asset value, end of period	$11.27		$11.11		$9.79		$9.12	$9.93	$9.98

Total return (b)	1.44%		16.76%		8.47%		(5.58)%	1.08%	1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,705		$6,418		$5,261		$7,220	$7,187	$4,204
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.67	%(j)	0.66	%(j)	0.61	%(k)	0.63%	0.65%	0.65%
Before waivers and reimbursements (a)(f)	3.23%		4.24%		3.84%		3.54%	4.93%	3.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.40)%		0.88%		0.64%		0.70%	1.18%	5.07	%(l)
Before waivers and reimbursements (a)(f)(x)	(2.96)%		(2.71)%		(2.59)%		(2.21)%	(3.10)%	1.92	%(l)
Portfolio turnover rate (z)^	12%		21%		46%		40%	21%	10%
*	Commencement of Operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45%.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10%.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM MULTI-SECTOR BOND PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)
As of June 30, 2018
Fixed Income	100.0%

Top Holdings (as a percentage of Total Investments in Securities)
As of June 30, 2018
EQ/Core Bond Index Portfolio	47.5%
EQ/Quality Bond PLUS Portfolio	22.8
1290 VT High Yield Bond Portfolio	10.4
1290 VT DoubleLine Opportunistic Bond Portfolio	7.2
EQ/PIMCO Global Real Return Portfolio	5.3
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4.2
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$986.88	$2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	2.66
Class B
Actual	1,000.00	986.84	2.61
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.17	2.66
Class K
Actual	1,000.00	989.53	1.38
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.41	1.40

*  Expenses are equal to the Portfolio’s Class A, Class B and Class K shares annualized expense ratios of 0.53%, 0.53% and 0.28%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,340,364	$13,293,527
1290 VT High Yield Bond Portfolio‡	1,983,341	19,138,566
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	780,439	7,617,088
EQ/Core Bond Index Portfolio‡	8,963,887	87,111,702
EQ/PIMCO Global Real Return Portfolio‡	994,618	9,812,794
EQ/Quality Bond PLUS Portfolio‡	4,990,994	41,798,482
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	339,185	4,809,648

Total Investments in Securities (100.1%) (Cost $188,421,687)		183,581,807
Other Assets Less Liabilities (-0.1%)		(144,454)

Net Assets (100%)		$183,437,353

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,340,364	13,449,571	1	—	—	(156,045)	13,293,527	—	—
1290 VT High Yield Bond Portfolio	1,983,341	19,508,479	91,424	(433,227)	89	(28,199)	19,138,566	—	—
EQ/Core Bond Index Portfolio	8,963,887	92,642,595	1,188,515	(5,632,053)	(116,058)	(971,297)	87,111,702	—	—
EQ/PIMCO Global Real Return Portfolio	994,618	10,179,404	91,424	(433,227)	229	(25,036)	9,812,794	—	—
EQ/Quality Bond PLUS Portfolio	4,990,994	43,680,418	365,697	(1,732,905)	(13,739)	(500,989)	41,798,482	—	—

Total		179,460,467	1,737,061	(8,231,412)	(129,479)	(1,681,566)	171,155,071	—	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,426,736	$171,155,071	$—	$183,581,807

Total Assets	$12,426,736	$171,155,071	$—	$183,581,807

Total Liabilities	$—	$—	$—	$—

Total	$12,426,736	$171,155,071	$—	$183,581,807

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,034,186
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,664,529

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,525
Aggregate gross unrealized depreciation	(5,044,042)

Net unrealized depreciation	$(4,823,517)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$188,405,324

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $175,007,935)	$171,155,071
Unaffiliated Issuers (Cost $13,413,752)	12,426,736
Cash	84,304
Receivable for securities sold	32,571
Receivable from Separate Accounts for Portfolio shares sold	23,494
Dividends, interest and other receivables	20,128
Other assets	2,008

Total assets	183,744,312

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	130,007
Distribution fees payable – Class A	24,693
Administrative fees payable	20,824
Payable for securities purchased	20,128
Investment management fees payable	13,078
Distribution fees payable – Class B	9,876
Trustees’ fees payable	2,577
Accrued expenses	85,776

Total liabilities	306,959

NET ASSETS	$183,437,353

Net assets were comprised of:
Paid in capital	$189,647,609
Accumulated undistributed net investment income (loss)	(201,457)
Accumulated undistributed net realized gain (loss)	(1,168,919)
Net unrealized appreciation (depreciation)	(4,839,880)

Net assets	$183,437,353

Class A
Net asset value, offering and redemption price per share, $119,888,841 / 31,846,879 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.76

Class B
Net asset value, offering and redemption price per share, $48,068,192 / 12,809,802 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.75

Class K
Net asset value, offering and redemption price per share, $15,480,320 / 4,095,694 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.78

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$227,051
Interest	303

Total income	227,354

EXPENSES
Distribution fees – Class A	151,900
Investment management fees	139,060
Administrative fees	127,071
Distribution fees – Class B	60,137
Custodian fees	29,208
Professional fees	23,445
Printing and mailing expenses	10,324
Trustees’ fees	2,277
Miscellaneous	1,358

Gross expenses	544,780
Less: Waiver from investment manager	(73,271)

Net expenses	471,509

NET INVESTMENT INCOME (LOSS)	(244,155)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(129,479) of realized gain (loss) from affiliates)	(127,782)
Net change in unrealized appreciation (depreciation) on investments in securities ($(1,681,566) of change in unrealized appreciation (depreciation) from affiliates)	(1,944,993)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,072,775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,316,930)

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(244,155)	$3,139,019
Net realized gain (loss)	(127,782)	(2,402)
Net change in unrealized appreciation (depreciation)	(1,944,993)	1,336,863

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,316,930)	4,473,480

DIVIDENDS:
Dividends from net investment income
Class A	—	(2,046,286)
Class B	—	(797,952)
Class K	—	(302,328)

TOTAL DIVIDENDS	—	(3,146,566)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 637,755 and 1,526,128 shares, respectively ]	2,409,391	5,872,352
Capital shares issued in reinvestment of dividends [ 0 and 538,325 shares, respectively ]	—	2,046,286
Capital shares repurchased [ (1,955,318) and (6,127,046) shares, respectively ]	(7,368,187)	(23,480,490)

Total Class A transactions	(4,958,796)	(15,561,852)

Class B
Capital shares sold [ 697,648 and 1,434,978 shares, respectively ]	2,619,226	5,508,467
Capital shares issued in reinvestment of dividends [ 0 and 210,597 shares, respectively ]	—	797,952
Capital shares repurchased [ (919,184) and (1,986,892) shares, respectively ]	(3,452,704)	(7,630,589)

Total Class B transactions	(833,478)	(1,324,170)

Class K
Capital shares sold [ 249,316 and 780,063 shares, respectively ]	944,549	3,006,812
Capital shares issued in reinvestment of dividends [ 0 and 79,320 shares, respectively ]	—	302,328
Capital shares repurchased [ (452,607) and (778,453) shares, respectively ]	(1,708,970)	(3,005,774)

Total Class K transactions	(764,421)	303,366

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,556,695)	(16,582,656)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,873,625)	(15,255,742)
NET ASSETS:
Beginning of period	192,310,978	207,566,720

End of period (a)	$183,437,353	$192,310,978

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(201,457)	$42,698

See Notes to Financial Statements.

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CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class A			2017		2016		2015		2014		2013
Net asset value, beginning of period	$3.81		$3.79		$3.76		$3.84		$3.85		$4.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.06		0.07		0.06		0.08		0.08
Net realized and unrealized gain (loss)	(0.04)		0.02		0.04		(0.08)		0.01		(0.13)

Total from investment operations	(0.05)		0.08		0.11		(0.02)		0.09		(0.05)

Less distributions:
Dividends from net investment income	—		(0.06)		(0.07)		(0.06)		(0.10)		(0.14)
Return of capital	—		—		(0.01)		—		—		—

Total dividends and distributions	—		(0.06)		(0.08)		(0.06)		(0.10)		(0.14)

Net asset value, end of period	$3.76		$3.81		$3.79		$3.76		$3.84		$3.85

Total return (b)	(1.31)%		2.17%		2.89%		(0.48)%		2.39%		(1.14)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$119,889		$126,383		$141,039		$152,206		$168,386		$180,754
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.54	%(j)	0.54	%(j)	0.58	%(j)	0.77	%(k)	1.00%
Before waivers (a)(f)	0.61%		0.61%		0.62%		0.62%		0.79%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.28)%		1.55%		1.76%		1.43%		1.93%		2.03%
Before waivers (a)(f)(x)	(0.36)%		1.48%		1.68%		1.39%		1.92%		2.03%
Portfolio turnover rate (z)^	1%		7%		6%		21%		81	%(h)	189%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016		2015		2014		2013
Net asset value, beginning of period	$3.80		$3.78		$3.75		$3.83		$3.84		$4.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.06		0.07		0.06		0.08		0.08
Net realized and unrealized gain (loss)	(0.04)		0.02		0.04		(0.08)		0.01		(0.12)

Total from investment operations	(0.05)		0.08		0.11		(0.02)		0.09		(0.04)

Less distributions:
Dividends from net investment income	—		(0.06)		(0.07)		(0.06)		(0.10)		(0.14)
Return of capital	—		—		(0.01)		—		—		—

Total dividends and distributions	—		(0.06)		(0.08)		(0.06)		(0.10)		(0.14)

Net asset value, end of period	$3.75		$3.80		$3.78		$3.75		$3.83		$3.84

Total return (b)	(1.32)%		2.18%		2.89%		(0.49)%		2.39%		(0.92)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,068		$49,500		$50,504		$51,286		$53,942		$55,294
Ratio of expenses to average net assets:
After waivers (a)(f)	0.53	%(j)	0.54	%(j)	0.54	%(j)	0.58	%(j)	0.77	%(k)	1.00%
Before waivers (a)(f)	0.61%		0.61%		0.62%		0.62%		0.79%		1.00%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.28)%		1.58%		1.82%		1.47%		1.94%		2.04%
Before waivers (a)(f)(x)	(0.36)%		1.50%		1.75%		1.42%		1.93%		2.04%
Portfolio turnover rate (z)^	1%		7%		6%		21%		81	%(h)	189%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class K			2017		2016		2015		2014		2013
Net asset value, beginning of period	$3.82		$3.80		$3.77		$3.85		$3.85		$4.04

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	—	#	0.07		0.08		0.06		0.09		0.09
Net realized and unrealized gain (loss)	(0.04)		0.02		0.04		(0.07)		0.02		(0.12)

Total from investment operations	(0.04)		0.09		0.12		(0.01)		0.11		(0.03)

Less distributions:
Dividends from net investment income	—		(0.07)		(0.08)		(0.07)		(0.11)		(0.16)
Return of capital	—		—		(0.01)		—		—		—

Total dividends and distributions	—		(0.07)		(0.09)		(0.07)		(0.11)		(0.16)

Net asset value, end of period	$3.78		$3.82		$3.80		$3.77		$3.85		$3.85

Total return (b)	(1.05)%		2.42%		3.15%		(0.23)%		2.92%		(0.88)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$15,480		$16,428		$16,024		$15,595		$17,523		$242,889
Ratio of expenses to average net assets:
After waivers (a)(f)	0.28	%(j)	0.29	%(j)	0.29	%(j)	0.33	%(j)	0.74	%(k)	0.75%
Before waivers (a)(f)	0.36%		0.36%		0.37%		0.37%		0.76%		0.75%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.03)%		1.83%		2.07%		1.65%		2.22%		2.28%
Before waivers (a)(f)(x)	(0.11)%		1.76%		1.99%		1.61%		2.20%		2.28%
Portfolio turnover rate (z)^	1%		7%		6%		21%		81	%(h)	189%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(h)	Change in investment strategy resulted in lower portfolio turnover.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class A, 1.10% for Class B and 0.85% for Class K.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.31% for Class A, 1.31% for Class B and 1.28% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

CHARTERSM SMALL CAP GROWTH PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2018
Equity	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2018
AXA/Morgan Stanley Small Cap Growth Portfolio	70.9%
1290 VT Micro Cap Portfolio	29.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$1,146.63	$2.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.79	2.76
Class B
Actual	1,000.00	1,145.37	2.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.55% and 0.55%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT Micro Cap Portfolio‡	2,303,156	$31,086,653
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,052,175	75,624,479

Total Investments in Securities (100.0%) (Cost $72,621,591)		106,711,132
Other Assets Less Liabilities (0.0%)		(11,212)

Net Assets (100%)		$106,699,920

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Micro Cap Portfolio	2,303,156	27,761,489	417,732	(1,565,276)	108,712	4,363,996	31,086,653	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio*	6,052,175	69,311,269	1,101,290	(4,126,636)	193,949	9,144,607	75,624,479	—	—

Total		97,072,758	1,519,022	(5,691,912)	302,661	13,508,603	106,711,132	—	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$106,711,132	$—	$106,711,132

Total Assets	$—	$106,711,132	$—	$106,711,132

Total Liabilities	$—	$—	$—	$—

Total	$—	$106,711,132	$—	$106,711,132

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,519,022
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,691,912

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$34,113,914
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$34,113,914

Federal income tax cost of investments in securities and derivative instruments, if applicable	$72,597,218

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $72,621,591)	$106,711,132
Cash	226,554
Receivable from Separate Accounts for Portfolio shares sold	53,855
Other assets	1,058

Total assets	106,992,599

LIABILITIES
Payable for securities purchased	175,300
Payable to Separate Accounts for Portfolio shares redeemed	30,113
Distribution fees payable – Class B	22,134
Administrative fees payable	12,207
Investment management fees payable	7,330
Trustees’ fees payable	931
Accrued expenses	44,664

Total liabilities	292,679

NET ASSETS	$106,699,920

Net assets were comprised of:
Paid in capital	$66,322,999
Accumulated undistributed net investment income (loss)	(245,195)
Accumulated undistributed net realized gain (loss)	6,532,575
Net unrealized appreciation (depreciation)	34,089,541

Net assets	$106,699,920

Class A
Net asset value, offering and redemption price per share, $93 / 6 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.50

Class B
Net asset value, offering and redemption price per share, $106,699,827 / 6,543,297 shares outstanding (unlimited amount authorized: $0.001 par value)	$16.31

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$159

EXPENSES
Distribution fees – Class B	124,804
Investment management fees	74,883
Administrative fees	68,434
Professional fees	21,694
Custodian fees	13,134
Printing and mailing expenses	5,481
Trustees’ fees	1,194
Miscellaneous	717

Gross expenses	310,341
Less: Waiver from investment manager	(35,694)

Net expenses	274,647

NET INVESTMENT INCOME (LOSS)	(274,488)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($302,661 of realized gain (loss) from affiliates)	380,599
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	13,508,603

NET REALIZED AND UNREALIZED GAIN (LOSS)	13,889,202

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,614,714

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(274,488)	$(428,435)
Net realized gain (loss)	380,599	9,888,292
Net change in unrealized appreciation (depreciation)	13,508,603	10,299,137

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,614,714	19,758,994

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(20,622)
Class B	—	(2,260,846)

	—	(2,281,468)

Distributions from net realized capital gains
Class A	—	(17,426)
Class B	—	(2,207,520)

	—	(2,224,946)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(4,506,414)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 0 and 37,585 shares, respectively ]	—	489,264
Capital shares issued in reinvestment of dividends and distributions [ 0 and 2,680 shares, respectively ]	—	38,048
Capital shares repurchased [ 0 and (68,530) shares, respectively ]	—	(984,281)

Total Class A transactions	—	(456,969)

Class B
Capital shares sold [ 246,960 and 582,900 shares, respectively ]	3,807,834	7,830,651
Capital shares issued in reinvestment of dividends and distributions [ 0 and 318,220 shares, respectively ]	—	4,468,366
Capital shares repurchased [ (515,110) and (1,055,461) shares, respectively ]	(7,746,813)	(14,060,573)

Total Class B transactions	(3,938,979)	(1,761,556)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,938,979)	(2,218,525)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,675,735	13,034,055
NET ASSETS:
Beginning of period	97,024,185	83,990,130

End of period (a)	$106,699,920	$97,024,185

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(245,195)	$29,293

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class A			2017		2016		2015		2014		2013
Net asset value, beginning of period	$14.39		$12.12		$11.28		$12.04		$12.37		$8.37

Income (loss) from investment operations:
Net investment income (loss) (e)	—	(x)	(0.06	)(x)	(0.02	)(x)	(0.03	)(x)	(0.08	)(x)	(0.08)
Net realized and unrealized gain (loss)	2.11		3.01		1.07		(0.70)		(0.25)		4.08

Total from investment operations	2.11		2.95		1.05		(0.73)		(0.33)		4.00

Less distributions:
Dividends from net investment income	—		(0.35)		—		(0.03)		—		—
Distributions from net realized gains	—		(0.33)		(0.21)		—		—		—

Total dividends and distributions	—		(0.68)		(0.21)		(0.03)		—		—

Net asset value, end of period	$16.50		$14.39		$12.12		$11.28		$12.04		$12.37

Total return (b)	14.66%		24.42	%(ii)	9.34	%(ee)	(6.05	)%(aa)	(2.67)%		47.79%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$—	#	$343		$322		$403		$336
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(m)	0.55	%(j)	0.48	%(j)	0.46	%(j)	0.84	%(k)	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.55	%(m)	0.55	%(j)	0.48	%(j)	0.46	%(j)	0.84	%(k)	1.27%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.62%		0.63%		0.64%		0.67%		1.00%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.55	)%(x)	(0.46	)%(x)	(0.14	)%(x)(gg)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.83)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.55	)%(x)	(0.46	)%(x)	(0.14	)%(x)(gg)	(0.23	)%(x)(cc)	(0.72	)%(x)	(0.80)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.62	)%(x)	(0.54	)%(x)	(0.30	)%(x)(gg)	(0.44	)%(x)(cc)	(0.87	)%(x)	(0.85)%
Portfolio turnover rate (z)^	2%		12%		3%		9%		93%		85%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016		2015		2014		2013
Net asset value, beginning of period	$14.24		$12.01		$11.18		$11.93		$12.25		$8.29

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.04	)(x)	(0.06	)(x)	(0.01	)(x)	(0.03	)(x)	(0.08	)(x)	(0.08)
Net realized and unrealized gain (loss)	2.11		2.97		1.05		(0.69)		(0.24)		4.04

Total from investment operations	2.07		2.91		1.04		(0.72)		(0.32)		3.96

Less distributions:
Dividends from net investment income	—		(0.35)		—		(0.03)		—		—
Distributions from net realized gains	—		(0.33)		(0.21)		—		—		—

Total dividends and distributions	—		(0.68)		(0.21)		(0.03)		—		—

Net asset value, end of period	$16.31		$14.24		$12.01		$11.18		$11.93		$12.25

Total return (b)	14.54%		24.31	%(jj)	9.34	%(ff)	(6.02	)%(bb)	(2.61)%		47.77%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$106,700		$97,024		$83,647		$84,337		$96,679		$112,748
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(m)	0.55	%(j)	0.48	%(j)	0.46	%(j)	0.85	%(k)	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.55	%(m)	0.55	%(j)	0.48	%(j)	0.46	%(j)	0.85	%(k)	1.27%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.62%		0.63%		0.64%		0.67%		1.00%		1.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.55	)%(x)	(0.48	)%(x)	(0.13	)%(x)(hh)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.85)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.55	)%(x)	(0.48	)%(x)	(0.13	)%(x)(hh)	(0.23	)%(x)(dd)	(0.72	)%(x)	(0.84)%
Before waivers, reimbursements and fees paid indirectly(a)(f)	(0.62	)%(x)	(0.56	)%(x)	(0.30	)%(x)(hh)	(0.44	)%(x)(dd)	(0.88	)%(x)	(0.86)%
Portfolio turnover rate (z)^	2%		12%		3%		9%		93%		85%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

Class K	January 1, 2014 to April 17, 2014+		Year Ended December 31, 2013
Net asset value, beginning of period	$12.43		$8.39

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02	)(x)	(0.06)
Net realized and unrealized gain (loss)	(0.83)		4.10

Total from investment operations	(0.85)		4.04

Net asset value, end of period	$11.58		$12.43

Total return (b)	(6.84)%		48.15%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$318,274
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.06%		1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.06%		1.02%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.08%		1.07%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.67	)%(x)	(0.59)%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.67	)%(x)	(0.57)%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.69	)%(x)	(0.61)%
Portfolio turnover rate^	93%		85%
#	Amount is less than $500.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed. The shares are no longer being offered, but are still registered.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.86% for Class B.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.21)%.
(bb)	Includes income resulting from a litigation payment. Without this income, the total return would have been (6.18)%.
(cc)

Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly.

(dd)

Includes income resulting from litigation income. Without this income, the ratios would have been (0.46)% after waivers and reimbursements, (0.46)% after waivers, reimbursements and fees paid indirectly and (0.67)% before waivers, reimbursements and fees paid indirectly..

(ee)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.07%.
(ff)	Includes income resulting from a litigation payment. Without this income, the total return would have been 9.06%.
(gg)

Includes income resulting from litigation income. Without this income, the ratios would have been (0.43)% after waivers and reimbursements, (0.43)% after waivers, reimbursements and fees paid indirectly and (0.60)% before waivers, reimbursements and fees paid indirectly.

(hh)

Includes income resulting from litigation income. Without this income, the ratios would have been (0.43)% after waivers and reimbursements, (0.43)% after waivers, reimbursements and fees paid indirectly and (0.59)% before waivers, reimbursements and fees paid indirectly.

(ii)	Includes a litigation payment. Without this payment, the total return would have been 24.16%.
(jj)	Includes a litigation payment. Without this payment, the total return would have been 24.05%.

See Notes to Financial Statements.

CHARTERSM SMALL CAP VALUE PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2018
Equity	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2018
1290 VT Small Cap Value Portfolio	67.2%
1290 VT GAMCO Small Company Value Portfolio	32.8

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class A
Actual	$1,000.00	$1,081.29	$2.97
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	2.89
Class B
Actual	1,000.00	1,081.80	2.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.94	2.89

*  Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.58% and 0.58%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT GAMCO Small Company Value Portfolio‡	955,480	$60,921,806
1290 VT Small Cap Value Portfolio‡	10,556,264	124,563,916

Total Investments in Securities (100.1%) (Cost $135,500,919)		185,485,722
Other Assets Less Liabilities (-0.1%)		(102,207)

Net Assets (100%)		$185,383,515

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	955,480	57,605,725	5,253,231	(2,694,799)	3,054	754,595	60,921,806	—	—
1290 VT Small Cap Value Portfolio	10,556,264	114,647,583	4,472,827	(8,349,376)	608,303	13,184,579	124,563,916	—	—

Total		172,253,308	9,726,058	(11,044,175)	611,357	13,939,174	185,485,722	—	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$185,485,722	$—	$185,485,722

Total Assets	$—	$185,485,722	$—	$185,485,722

Total Liabilities	$—	$—	$—	$—

Total	$—	$185,485,722	$—	$185,485,722

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$9,726,058
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$11,044,175

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,164,621
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$50,164,621

Federal income tax cost of investments in securities and derivative instruments, if applicable	$135,321,101

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $135,500,919)	$185,485,722
Receivable for securities sold	104,754
Receivable from Separate Accounts for Portfolio shares sold	19,398
Other assets	1,909

Total assets	185,611,783

LIABILITIES
Overdraft payable	11,148
Payable to Separate Accounts for Portfolio shares redeemed	68,655
Distribution fees payable – Class B	35,383
Administrative fees payable	21,224
Investment management fees payable	21,143
Trustees’ fees payable	5,292
Distribution fees payable – Class A	3,101
Accrued expenses	62,322

Total liabilities	228,268

NET ASSETS	$185,383,515

Net assets were comprised of:
Paid in capital	$135,073,554
Accumulated undistributed net investment income (loss)	(335,337)
Accumulated undistributed net realized gain (loss)	660,495
Net unrealized appreciation (depreciation)	49,984,803

Net assets	$185,383,515

Class A
Net asset value, offering and redemption price per share, $14,924,345 / 768,376 shares outstanding (unlimited amount authorized: $0.001 par value)	$19.42

Class B
Net asset value, offering and redemption price per share, $170,459,170 / 8,770,206 shares outstanding (unlimited amount authorized: $0.001 par value)	$19.44

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$722

EXPENSES
Distribution fees – Class B	206,055
Investment management fees	134,405
Administrative fees	122,829
Professional fees	22,186
Distribution fees – Class A	17,953
Custodian fees	12,058
Printing and mailing expenses	9,838
Trustees’ fees	2,133
Miscellaneous	1,197

Gross expenses	528,654
Less: Waiver from investment manager	(11,943)

Net expenses	516,711

NET INVESTMENT INCOME (LOSS)	(515,989)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($611,357 of realized gain (loss) from affiliates)	664,635
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	13,939,174

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,603,809

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,087,820

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(515,989)	$172,244
Net realized gain (loss)	664,635	13,331,976
Net change in unrealized appreciation (depreciation)	13,939,174	4,418,165

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,087,820	17,922,385

DIVIDENDS:
Dividends from net investment income
Class A	—	(204,988)
Class B	—	(2,218,731)

TOTAL DIVIDENDS	—	(2,423,719)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 7,265 and 37,742 shares, respectively ]	133,428	628,900
Capital shares issued in reinvestment of dividends [ 0 and 11,453 shares, respectively ]	—	204,988
Capital shares repurchased [ (27,504) and (112,182) shares, respectively ]	(513,276)	(1,913,756)

Total Class A transactions	(379,848)	(1,079,868)

Class B
Capital shares sold [ 464,454 and 440,930 shares, respectively ]	8,492,642	7,357,477
Capital shares issued in reinvestment of dividends [ 0 and 123,879 shares, respectively ]	—	2,218,731
Capital shares repurchased [ (485,601) and (1,689,744) shares, respectively ]	(8,993,724)	(28,188,581)

Total Class B transactions	(501,082)	(18,612,373)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(880,930)	(19,692,241)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,206,890	(4,193,575)
NET ASSETS:
Beginning of period	172,176,625	176,370,200

End of period (a)	$185,383,515	$172,176,625

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(335,337)	$180,652

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class A			2017		2016		2015		2014		2013
Net asset value, beginning of period	$17.96		$16.37		$13.23		$15.32		$16.17		$11.40

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05	)(x)	0.02	(x)	0.04	(x)	—	#(x)	(0.05	)(x)	0.09
Net realized and unrealized gain (loss)	1.51		1.83		3.30		(2.01)		(0.77)		4.76

Total from investment operations	1.46		1.85		3.34		(2.01)		(0.82)		4.85

Less distributions:
Dividends from net investment income	—		(0.26)		(0.20)		(0.08)		(0.03)		(0.08)

Net asset value, end of period	$19.42		$17.96		$16.37		$13.23		$15.32		$16.17

Total return (b)	8.13%		11.28%		25.22%		(13.14)%		(5.09)%		42.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$14,924		$14,165		$13,940		$11,735		$14,496		$17,119
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.59	%(j)	0.53	%(j)	0.47	%(j)	0.85	%(k)	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.58	%(j)	0.59	%(j)	0.53	%(j)	0.47	%(j)	0.85	%(k)	1.30%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.59%		0.60%		0.61%		0.62%		0.93%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.58	)%(x)	0.12	%(x)	0.27	%(x)	0.03	%(x)	(0.31	)%(x)	0.62%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.58	)%(x)	0.12	%(x)	0.27	%(x)	0.03	%(x)	(0.31	)%(x)	0.62%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.59	)%(x)	0.11	%(x)	0.19	%(x)	(0.13	)%(x)	(0.39	)%(x)	0.59%
Portfolio turnover rate (z)^	5%		15%		11%		29%		47%		17%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016		2015		2014		2013
Net asset value, beginning of period	$17.97		$16.38		$13.24		$15.33		$16.18		$11.41

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.05	)(x)	0.02	(x)	0.04	(x)	0.01	(x)	(0.05	)(x)	0.02
Net realized and unrealized gain (loss)	1.52		1.83		3.30		(2.02)		(0.77)		4.83

Total from investment operations	1.47		1.85		3.34		(2.01)		(0.82)		4.85

Less distributions:
Dividends from net investment income	—		(0.26)		(0.20)		(0.08)		(0.03)		(0.08)

Net asset value, end of period	$19.44		$17.97		$16.38		$13.24		$15.33		$16.18

Total return (b)	8.18%		11.27%		25.20%		(13.13)%		(5.08)%		42.52%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$170,459		$158,012		$162,430		$145,069		$167,494		$194,185
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.59	%(j)	0.53	%(j)	0.47	%(j)	0.85	%(k)	1.30%
After waivers, reimbursements and fees paid indirectly (a)(f)	0.58	%(j)	0.59	%(j)	0.53	%(j)	0.47	%(j)	0.85	%(k)	1.30%
Before waivers, reimbursements and fees paid indirectly (a)(f)	0.59%		0.60%		0.60%		0.62%		0.93%		1.33%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.58	)%(x)	0.10	%(x)	0.28	%(x)	0.05	%(x)	(0.31	)%(x)	0.13%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.58	)%(x)	0.10	%(x)	0.28	%(x)	0.05	%(x)	(0.31	)%(x)	0.13%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.59	)%(x)	0.09	%(x)	0.20	%(x)	(0.10	)%(x)	(0.39	)%(x)	0.12%
Portfolio turnover rate (z)^	5%		15%		11%		29%		47%		17%

See Notes to Financial Statements.

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CHARTERSM SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	January 1, 2014 to April 17, 2014+		Year Ended December 31, 2013
Class K
Net asset value, beginning of period	$16.17		$11.40

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#(x)	0.11
Net realized and unrealized gain (loss)	(0.18)		4.78

Total from investment operations	(0.18)		4.89

Less distributions:
Dividends from net investment income	—		(0.12)

Net asset value, end of period	$15.99		$16.17

Total return (b)	(1.11)%		42.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$—		$113,216
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.09%		1.05%
After waivers, reimbursements and fees paid indirectly (a)(f)	1.09%		1.05%
Before waivers, reimbursements and fees paid indirectly (a)(f)	1.12%		1.08%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	(0.05)%		0.81%
After waivers, reimbursements and fees paid indirectly (a)(f)	(0.05)%		0.81%
Before waivers, reimbursements and fees paid indirectly (a)(f)	(0.08)%		0.78%
Portfolio turnover rate^	47%		17%
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
+	On April 17, 2014, shares were fully redeemed. The shares are no longer being offered, but are still registered.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.45% for Class A and 1.45% for Class B.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.85% for Class A and 1.85% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2018
Fixed Income	54.2%
Equity	45.8

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2018
EQ/Core Bond Index Portfolio	21.4%
EQ/Equity 500 Index Portfolio	20.8
EQ/Quality Bond PLUS Portfolio	10.2
EQ/International Equity Index Portfolio	9.2
EQ/Global Bond PLUS Portfolio	8.1
1290 VT High Yield Bond Portfolio	7.8
EQ/PIMCO Ultra Short Bond Portfolio	6.7
EQ/Emerging Markets Equity PLUS Portfolio	3.2
EQ/BlackRock Basic Value Equity Portfolio	2.8
EQ/Small Company Index Portfolio	2.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class B
Actual	$1,000.00	$1,000.00	$2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.08	2.74
Class K
Actual	1,000.00	1,000.00	1.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.32	1.49

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.55% and 0.30%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	426,259	$4,113,252
EQ/BlackRock Basic Value Equity Portfolio‡	60,177	1,489,626
EQ/Core Bond Index Portfolio‡	1,166,882	11,339,846
EQ/Emerging Markets Equity PLUS Portfolio‡	176,886	1,703,716
EQ/Equity 500 Index Portfolio‡	244,047	11,037,981
EQ/Global Bond PLUS Portfolio‡	476,953	4,284,053
EQ/International Equity Index Portfolio‡	495,030	4,863,703
EQ/MFS International Growth Portfolio‡	144,085	1,213,044
EQ/PIMCO Ultra Short Bond Portfolio‡	354,997	3,554,866
EQ/Quality Bond PLUS Portfolio‡	644,268	5,395,607
EQ/Small Company Index Portfolio‡	101,155	1,287,649
Multimanager Aggressive Equity Portfolio‡	11,439	776,118
Multimanager Mid Cap Growth Portfolio*‡	75,392	884,661
Multimanager Mid Cap Value Portfolio‡	57,004	985,215

Total Investments in Securities (100.3%) (Cost $43,496,433)		52,929,337
Other Assets Less Liabilities (-0.3%)		(176,981)

Net Assets (100%)		$52,752,356

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	426,259	4,495,241	417,409	(791,829)	1,966	(9,535)	4,113,252	—	—
EQ/BlackRock Basic Value Equity Portfolio	60,177	1,703,612	111,619	(330,492)	33,523	(28,636)	1,489,626	—	—
EQ/Core Bond Index Portfolio	1,166,882	12,239,389	1,505,222	(2,255,487)	(2,051)	(147,227)	11,339,846	—	—
EQ/Emerging Markets Equity PLUS Portfolio	176,886	2,225,403	154,548	(537,604)	22,492	(161,123)	1,703,716	—	—
EQ/Equity 500 Index Portfolio	244,047	13,503,507	686,878	(3,473,797)	1,536,373	(1,214,980)	11,037,981	—	—
EQ/Global Bond PLUS Portfolio	476,953	4,664,650	535,580	(807,674)	2,742	(111,245)	4,284,053	—	—
EQ/International Equity Index Portfolio	495,030	5,763,372	407,682	(1,200,631)	18,871	(125,591)	4,863,703	—	—
EQ/MFS International Growth Portfolio	144,085	1,498,389	154,547	(457,604)	28,548	(10,836)	1,213,044	—	—
EQ/PIMCO Ultra Short Bond Portfolio	354,997	3,746,973	475,236	(700,984)	221	33,420	3,554,866	—	—
EQ/Quality Bond PLUS Portfolio	644,268	5,832,803	655,268	(1,021,054)	(4,505)	(66,905)	5,395,607	—	—
EQ/Small Company Index Portfolio	101,155	1,159,295	344,446	(319,648)	14,845	88,711	1,287,649	—	—
Multimanager Aggressive Equity Portfolio	11,439	778,928	42,931	(127,112)	58,974	22,397	776,118	—	—
Multimanager Mid Cap Growth Portfolio*	75,392	909,853	60,103	(177,958)	23,148	69,515	884,661	—	—
Multimanager Mid Cap Value Portfolio	57,004	1,050,683	42,929	(127,112)	44,869	(26,154)	985,215	—	—

Total		59,572,098	5,594,398	(12,328,986)	1,780,016	(1,688,189)	52,929,337	—	—

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$52,929,337	$—	$52,929,337

Total Assets	$—	$52,929,337	$—	$52,929,337

Total Liabilities	$—	$—	$—	$—

Total	$—	$52,929,337	$—	$52,929,337

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,594,398
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,328,986

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,386,449
Aggregate gross unrealized depreciation	(978,797)

Net unrealized appreciation	$9,407,652

Federal income tax cost of investments in securities and derivative instruments, if applicable	$43,521,685

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $43,496,433)	$52,929,337
Receivable for securities sold	1,392,094
Receivable from Separate Accounts for Portfolio shares sold	29,782
Other assets	636

Total assets	54,351,849

LIABILITIES
Overdraft payable	1,361,412
Payable to Separate Accounts for Portfolio shares redeemed	180,276
Distribution fees payable – Class B	5,446
Administrative fees payable	1,760
Trustees’ fees payable	1,312
Accrued expenses	49,287

Total liabilities	1,599,493

NET ASSETS	$52,752,356

Net assets were comprised of:
Paid in capital	$40,924,796
Accumulated undistributed net investment income (loss)	(111,935)
Accumulated undistributed net realized gain (loss)	2,506,591
Net unrealized appreciation (depreciation)	9,432,904

Net assets	$52,752,356

Class B
Net asset value, offering and redemption price per share, $25,769,907 / 2,787,278 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.25

Class K
Net asset value, offering and redemption price per share, $26,982,449 / 2,916,397 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.25

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$297

EXPENSES
Custodian fees	46,124
Administrative fees	39,355
Distribution fees – Class B	33,250
Investment management fees	28,713
Professional fees	20,537
Printing and mailing expenses	3,217
Trustees’ fees	710
Miscellaneous	406

Gross expenses	172,312
Less: Waiver from investment manager	(53,879)

Net expenses	118,433

NET INVESTMENT INCOME (LOSS)	(118,136)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1,780,016
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	(1,688,189)

NET REALIZED AND UNREALIZED GAIN (LOSS)	91,827

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,309)

See Notes to Financial Statements.

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TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(118,136)	$797,485
Net realized gain (loss)	1,780,016	1,664,844
Net change in unrealized appreciation (depreciation)	(1,688,189)	4,002,319

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(26,309)	6,464,648

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class B	—	(373,854)
Class K	—	(487,345)

	—	(861,199)

Distributions from net realized capital gains
Class B	—	(714,617)
Class K	—	(796,610)

	—	(1,511,227)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(2,372,426)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 210,572 and 843,799 shares, respectively ]	1,953,546	7,598,595
Capital shares issued in reinvestment of dividends and distributions [ 0 and 117,891 shares, respectively ]	—	1,088,471
Capital shares repurchased [ (490,501) and (1,122,832) shares, respectively ]	(4,549,052)	(10,196,628)

Total Class B transactions	(2,595,506)	(1,509,562)

Class K
Capital shares sold [ 277,102 and 451,271 shares, respectively ]	2,573,535	4,089,270
Capital shares issued in reinvestment of dividends and distributions [ 0 and 139,076 shares, respectively ]	—	1,283,955
Capital shares repurchased [ (731,672) and (794,167) shares, respectively ]	(6,762,519)	(7,191,600)

Total Class K transactions	(4,188,984)	(1,818,375)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,784,490)	(3,327,937)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,810,799)	764,285
NET ASSETS:
Beginning of period	59,563,155	58,798,870

End of period (a)	$52,752,356	$59,563,155

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(111,935)	$6,201

See Notes to Financial Statements.

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TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016	2015	2014	2013
Net asset value, beginning of period	$9.25		$8.65		$8.47	$8.85	$9.95	$9.13

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.11		0.12	0.10	0.10	0.11
Net realized and unrealized gain (loss)	0.03		0.86		0.36	(0.27)	0.20	1.16

Total from investment operations	—	#	0.97		0.48	(0.17)	0.30	1.27

Less distributions:
Dividends from net investment income	—		(0.13)		(0.13)	(0.10)	(0.12)	(0.13)
Distributions from net realized gains	—		(0.24)		(0.17)	(0.11)	(1.28)	(0.32)

Total dividends and distributions	—		(0.37)		(0.30)	(0.21)	(1.40)	(0.45)

Net asset value, end of period	$9.25		$9.25		$8.65	$8.47	$8.85	$9.95

Total return (b)	0.00	%‡‡	11.20%		5.69%	(1.88)%	2.91%	14.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,770		$28,385		$27,912	$29,766	$33,628	$35,782
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.54	%(j)	0.58%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.73%		0.73%		0.71%	0.69%	0.73%	0.75%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.55)%		1.19%		1.37%	1.08%	1.00%	1.10%
Before waivers and reimbursements (a)(f)(x)	(0.73)%		1.00%		1.24%	0.99%	0.88%	0.95%
Portfolio turnover rate (z)^	10%		21%		17%	23%	40%	27%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class K			2017		2016	2015	2014	2013
Net asset value, beginning of period	$9.25		$8.64		$8.47	$8.85	$9.94	$9.12

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		0.13		0.14	0.11	0.12	0.13
Net realized and unrealized gain (loss)	0.01		0.87		0.35	(0.25)	0.22	1.17

Total from investment operations	—	#	1.00		0.49	(0.14)	0.34	1.30

Less distributions:
Dividends from net investment income	—		(0.15)		(0.15)	(0.13)	(0.15)	(0.16)
Distributions from net realized gains	—		(0.24)		(0.17)	(0.11)	(1.28)	(0.32)

Total dividends and distributions	—		(0.39)		(0.32)	(0.24)	(1.43)	(0.48)

Net asset value, end of period	$9.25		$9.25		$8.64	$8.47	$8.85	$9.94

Total return (b)	0.00	%‡‡	11.60%		5.83%	(1.64)%	3.27%	14.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,982		$31,179		$30,887	$33,759	$41,241	$44,469
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.30	%(j)	0.29	%(j)	0.33%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.48%		0.48%		0.46%	0.44%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.30)%		1.47%		1.60%	1.28%	1.22%	1.38%
Before waivers and reimbursements (a)(f)(x)	(0.48)%		1.29%		1.47%	1.19%	1.09%	1.23%
Portfolio turnover rate (z)^	10%		21%		17%	23%	40%	27%

See Notes to Financial Statements.

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TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005.
‡‡	Amount is less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2018
Equity	67.0%
Fixed Income	33.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2018
EQ/Equity 500 Index Portfolio	31.6%
EQ/Core Bond Index Portfolio	12.4
EQ/International Equity Index Portfolio	11.9
EQ/Small Company Index Portfolio	6.5
EQ/Quality Bond PLUS Portfolio	6.0
1290 VT High Yield Bond Portfolio	5.6
EQ/MFS International Growth Portfolio	5.3
EQ/Global Bond PLUS Portfolio	5.0
EQ/Emerging Markets Equity PLUS Portfolio	4.7
EQ/PIMCO Ultra Short Bond Portfolio	4.0

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class B
Actual	$1,000.00	$1,004.41	$2.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.01	2.82
Class K
Actual	1,000.00	1,005.29	1.55
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.25	1.57

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.56% and 0.31%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	996,417	$9,615,089
EQ/BlackRock Basic Value Equity Portfolio‡	197,774	4,895,736
EQ/Core Bond Index Portfolio‡	2,187,567	21,258,935
EQ/Emerging Markets Equity PLUS Portfolio‡	844,335	8,132,410
EQ/Equity 500 Index Portfolio‡	1,195,586	54,074,970
EQ/Global Bond PLUS Portfolio‡	944,141	8,480,392
EQ/International Equity Index Portfolio‡	2,075,242	20,389,406
EQ/MFS International Growth Portfolio‡	1,083,611	9,122,889
EQ/PIMCO Ultra Short Bond Portfolio‡	678,891	6,798,281
EQ/Quality Bond PLUS Portfolio‡	1,228,271	10,286,499
EQ/Small Company Index Portfolio‡	869,027	11,062,270
Multimanager Aggressive Equity Portfolio‡	43,641	2,960,915
Multimanager Mid Cap Growth Portfolio*‡	150,471	1,765,645
Multimanager Mid Cap Value Portfolio‡	138,559	2,394,744

Total Investments in Securities (100.1%) (Cost $133,082,686)		171,238,181
Other Assets Less Liabilities (-0.1%)		(157,627)

Net Assets (100%)		$171,080,554

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in Companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	996,417	9,133,500	1,244,947	(747,858)	(15)	(15,485)	9,615,089	—	—
EQ/BlackRock Basic Value Equity Portfolio	197,774	5,003,395	333,164	(453,501)	1,310	11,368	4,895,736	—	—
EQ/Core Bond Index Portfolio	2,187,567	20,377,865	2,848,678	(1,720,074)	(1,907)	(245,627)	21,258,935	—	—
EQ/Emerging Markets Equity PLUS Portfolio	844,335	9,260,367	499,745	(980,251)	12,879	(660,330)	8,132,410	—	—
EQ/Equity 500 Index Portfolio	1,195,586	57,233,083	3,046,060	(7,606,291)	358,225	1,043,893	54,074,970	—	—
EQ/Global Bond PLUS Portfolio	944,141	8,235,971	1,122,352	(673,072)	1,565	(206,424)	8,480,392	—	—
EQ/International Equity Index Portfolio	2,075,242	21,783,930	1,389,867	(2,319,645)	13,227	(477,973)	20,389,406	—	—
EQ/MFS International Growth Portfolio	1,083,611	9,211,849	547,340	(745,036)	832	107,904	9,122,889	—	—
EQ/PIMCO Ultra Short Bond Portfolio	678,891	6,345,880	947,961	(555,894)	(35)	60,369	6,798,281	—	—
EQ/Quality Bond PLUS Portfolio	1,228,271	9,905,940	1,388,135	(887,429)	(610)	(119,537)	10,286,499	—	—
EQ/Small Company Index Portfolio	869,027	10,239,232	1,018,731	(1,007,216)	18,676	792,847	11,062,270	—	—
Multimanager Aggressive Equity Portfolio	43,641	2,726,128	166,582	(226,750)	30,484	264,471	2,960,915	—	—
Multimanager Mid Cap Growth Portfolio*	150,471	1,640,422	142,784	(194,357)	6,862	169,934	1,765,645	—	—
Multimanager Mid Cap Value Portfolio	138,559	2,367,193	47,595	(64,786)	1,060	43,682	2,394,744	—	—

Total		173,464,755	14,743,941	(18,182,160)	442,553	769,092	171,238,181	—	—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$171,238,181	$—	$171,238,181

Total Assets	$—	$171,238,181	$—	$171,238,181

Total Liabilities	$—	$—	$—	$—

Total	$—	$171,238,181	$—	$171,238,181

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$14,743,941
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$18,182,160

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,549,736
Aggregate gross unrealized depreciation	(1,536,605)

Net unrealized appreciation	$38,013,131

Federal income tax cost of investments in securities and derivative instruments, if applicable	$133,225,050

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $133,082,686)	$171,238,181
Receivable for securities sold	86,736
Receivable from Separate Accounts for Portfolio shares sold	29,982
Other assets	1,947

Total assets	171,356,846

LIABILITIES
Overdraft payable	9,753
Payable to Separate Accounts for Portfolio shares redeemed	156,440
Distribution fees payable – Class B	22,355
Administrative fees payable	19,958
Investment management fees payable	12,837
Trustees’ fees payable	2,421
Accrued expenses	52,528

Total liabilities	276,292

NET ASSETS	$171,080,554

Net assets were comprised of:
Paid in capital	$132,145,438
Accumulated undistributed net investment income (loss)	(386,968)
Accumulated undistributed net realized gain (loss)	1,166,589
Net unrealized appreciation (depreciation)	38,155,495

Net assets	$171,080,554

Class B
Net asset value, offering and redemption price per share, $107,312,073 / 9,413,415 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.40

Class K
Net asset value, offering and redemption price per share, $63,768,481 / 5,589,234 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.41

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$688

EXPENSES
Distribution fees – Class B	133,275
Administrative fees	120,770
Investment management fees	88,108
Custodian fees	45,473
Professional fees	22,178
Printing and mailing expenses	9,816
Trustees’ fees	2,123
Miscellaneous	1,121

Gross expenses	422,864
Less: Waiver from investment manager	(14,329)

Net expenses	408,535

NET INVESTMENT INCOME (LOSS)	(407,847)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	442,553
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	769,092

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,211,645

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$803,798

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(407,847)	$2,256,375
Net realized gain (loss)	442,553	2,667,507
Net change in unrealized appreciation (depreciation)	769,092	17,267,801

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	803,798	22,191,683

DIVIDENDS:
Dividends from net investment income
Class B	—	(1,411,317)
Class K	—	(1,108,896)

TOTAL DIVIDENDS	—	(2,520,213)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 996,482 and 2,484,751 shares, respectively ]	11,421,404	26,461,092
Capital shares issued in reinvestment of dividends [ 0 and 124,413 shares, respectively ]	—	1,411,317
Capital shares repurchased [ (715,231) and (1,155,088) shares, respectively ]	(8,178,827)	(12,377,009)

Total Class B transactions	3,242,577	15,495,400

Class K
Capital shares sold [ 252,375 and 930,760 shares, respectively ]	2,884,583	10,067,771
Capital shares issued in reinvestment of dividends [ 0 and 97,803 shares, respectively ]	—	1,108,896
Capital shares repurchased [ (814,348) and (861,686) shares, respectively ]	(9,350,665)	(9,073,240)

Total Class K transactions	(6,466,082)	2,103,427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(3,223,505)	17,598,827

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,419,707)	37,270,297
NET ASSETS:
Beginning of period	173,500,261	136,229,964

End of period (a)	$171,080,554	$173,500,261

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(386,968)	$20,879

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.35		$9.97		$9.42	$9.87	$10.67	$9.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.15		0.14	0.12	0.12	0.12
Net realized and unrealized gain (loss)	0.08		1.39		0.55	(0.32)	0.32	1.63

Total from investment operations	0.05		1.54		0.69	(0.20)	0.44	1.75

Less distributions:
Dividends from net investment income	—		(0.16)		(0.14)	(0.12)	(0.14)	(0.13)
Distributions from net realized gains	—		—		—	(0.13)	(1.10)	(0.18)

Total dividends and distributions	—		(0.16)		(0.14)	(0.25)	(1.24)	(0.31)

Net asset value, end of period	$11.40		$11.35		$9.97	$9.42	$9.87	$10.67

Total return (b)	0.44%		15.41%		7.34%	(1.98)%	4.04%	19.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$107,312		$103,688		$76,579	$69,065	$67,492	$62,418
Ratio of expenses to average net assets:
After waivers (a)(f)	0.56	%(j)	0.56	%(j)	0.59%	0.60%	0.60%	0.60%
Before waivers (a)(f)	0.58%		0.59%		0.61%	0.60%	0.65%	0.69%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.56)%		1.37%		1.48%	1.21%	1.12%	1.17%
Before waivers (a)(f)(x)	(0.58)%		1.34%		1.46%	1.20%	1.07%	1.09%
Portfolio turnover rate (z)^	8%		14%		16%	22%	36%	25%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class K			2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.35		$9.97		$9.41	$9.87	$10.67	$9.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.17		0.15	0.14	0.14	0.15
Net realized and unrealized gain (loss)	0.08		1.39		0.58	(0.32)	0.32	1.63

Total from investment operations	0.06		1.56		0.73	(0.18)	0.46	1.78

Less distributions:
Dividends from net investment income	—		(0.18)		(0.17)	(0.15)	(0.16)	(0.16)
Distributions from net realized gains	—		—		—	(0.13)	(1.10)	(0.18)

Total dividends and distributions	—		(0.18)		(0.17)	(0.28)	(1.26)	(0.34)

Net asset value, end of period	$11.41		$11.35		$9.97	$9.41	$9.87	$10.67

Total return (b)	0.53%		15.68%		7.73%	(1.84)%	4.31%	19.36%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$63,768		$69,812		$59,651	$59,886	$62,392	$61,851
Ratio of expenses to average net assets:
After waivers (a)(f)	0.31	%(j)	0.31	%(j)	0.34%	0.35%	0.35%	0.35%
Before waivers (a)(f)	0.33%		0.34%		0.36%	0.35%	0.40%	0.44%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	(0.31)%		1.59%		1.61%	1.43%	1.32%	1.47%
Before waivers (a)(f)(x)	(0.33)%		1.56%		1.59%	1.42%	1.27%	1.39%
Portfolio turnover rate (z)^	8%		14%		16%	22%	36%	25%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2018
Equity	80.0%
Fixed Income	20.0

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2018
EQ/Equity 500 Index Portfolio	40.4%
EQ/International Equity Index Portfolio	13.5
EQ/Small Company Index Portfolio	8.2
EQ/Core Bond Index Portfolio	7.5
EQ/MFS International Growth Portfolio	7.0
EQ/Emerging Markets Equity PLUS Portfolio	5.3
EQ/Quality Bond PLUS Portfolio	3.7
1290 VT High Yield Bond Portfolio	3.4
EQ/Global Bond PLUS Portfolio	3.0
EQ/BlackRock Basic Value Equity Portfolio	2.6

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class B
Actual	$1,000.00	$1,007.61	$2.89
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.91	2.91
Class K
Actual	1,000.00	1,008.45	1.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.15	1.66

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	470,255	$4,537,800
EQ/BlackRock Basic Value Equity Portfolio‡	143,432	3,550,540
EQ/Core Bond Index Portfolio‡	1,038,506	10,092,275
EQ/Emerging Markets Equity PLUS Portfolio‡	737,967	7,107,905
EQ/Equity 500 Index Portfolio‡	1,202,095	54,369,341
EQ/Global Bond PLUS Portfolio‡	450,315	4,044,788
EQ/International Equity Index Portfolio‡	1,848,307	18,159,750
EQ/MFS International Growth Portfolio‡	1,111,045	9,353,851
EQ/PIMCO Ultra Short Bond Portfolio‡	319,115	3,195,557
EQ/Quality Bond PLUS Portfolio‡	589,792	4,939,377
EQ/Small Company Index Portfolio‡	869,110	11,063,318
Multimanager Aggressive Equity Portfolio‡	25,031	1,698,258
Multimanager Mid Cap Growth Portfolio*‡	100,588	1,180,315
Multimanager Mid Cap Value Portfolio‡	65,157	1,126,124

Total Investments in Securities (100.1%) (Cost $101,159,275)		134,419,199
Other Assets Less Liabilities (-0.1%)		(193,971)

Net Assets (100%)		$134,225,228

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	470,255	4,191,816	588,769	(235,448)	6	(7,343)	4,537,800	—	—
EQ/BlackRock Basic Value Equity Portfolio	143,432	3,444,930	349,024	(247,263)	550	3,299	3,550,540	—	—
EQ/Core Bond Index Portfolio	1,038,506	9,389,052	1,375,608	(558,167)	46	(114,264)	10,092,275	—	—
EQ/Emerging Markets Equity PLUS Portfolio	737,967	7,747,348	501,724	(575,442)	11,970	(577,695)	7,107,905	—	—
EQ/Equity 500 Index Portfolio	1,202,095	53,730,706	3,272,111	(3,923,100)	16,224	1,273,400	54,369,341	—	—
EQ/Global Bond PLUS Portfolio	450,315	3,816,699	544,956	(219,995)	7	(96,879)	4,044,788	—	—
EQ/International Equity Index Portfolio	1,848,307	18,385,354	1,243,402	(1,030,878)	(16)	(438,112)	18,159,750	—	—
EQ/MFS International Growth Portfolio	1,111,045	9,077,657	588,981	(417,258)	126	104,345	9,353,851	—	—
EQ/PIMCO Ultra Short Bond Portfolio	319,115	2,893,416	448,327	(174,087)	8	27,893	3,195,557	—	—
EQ/Quality Bond PLUS Portfolio	589,792	4,594,076	718,839	(317,716)	(156)	(55,666)	4,939,377	—	—
EQ/Small Company Index Portfolio	869,110	9,775,482	1,041,678	(525,437)	3,970	767,625	11,063,318	—	—
Multimanager Aggressive Equity Portfolio	25,031	1,471,805	218,141	(154,540)	2,225	160,627	1,698,258	—	—
Multimanager Mid Cap Growth Portfolio*	100,588	1,042,092	87,255	(61,816)	1,123	111,661	1,180,315	—	—
Multimanager Mid Cap Value Portfolio	65,157	1,099,073	21,812	(15,454)	10	20,683	1,126,124	—	—

Total		130,659,506	11,000,627	(8,456,601)	36,093	1,179,574	134,419,199	—	—

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$134,419,199	$—	$134,419,199

Total Assets	$—	$134,419,199	$—	$134,419,199

Total Liabilities	$—	$—	$—	$—

Total	$—	$134,419,199	$—	$134,419,199

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,000,627
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$8,456,601

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,889,010
Aggregate gross unrealized depreciation	(734,582)

Net unrealized appreciation	$33,154,428

Federal income tax cost of investments in securities and derivative instruments, if applicable	$101,264,771

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $101,159,275)	$134,419,199
Cash	14,695
Receivable for securities sold	46,910
Receivable from Separate Accounts for Portfolio shares sold	16,965
Other assets	1,493

Total assets	134,499,262

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	176,524
Distribution fees payable – Class B	20,581
Administrative fees payable	15,530
Investment management fees payable	9,909
Trustees’ fees payable	1,615
Accrued expenses	49,875

Total liabilities	274,034

NET ASSETS	$134,225,228

Net assets were comprised of:
Paid in capital	$100,228,895
Accumulated undistributed net investment income (loss)	(326,979)
Accumulated undistributed net realized gain (loss)	1,063,388
Net unrealized appreciation (depreciation)	33,259,924

Net assets	$134,225,228

Class B
Net asset value, offering and redemption price per share, $99,400,792 / 8,342,582 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.91

Class K
Net asset value, offering and redemption price per share, $34,824,436 / 2,919,745 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.93

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$561

EXPENSES
Distribution fees – Class B	121,158
Administrative fees	92,626
Investment management fees	67,575
Custodian fees	45,324
Professional fees	21,601
Printing and mailing expenses	7,497
Trustees’ fees	1,619
Miscellaneous	816

Gross expenses	358,216
Less: Waiver from investment manager	(13,303)

Net expenses	344,913

NET INVESTMENT INCOME (LOSS)	(344,352)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	36,093
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	1,179,574

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,215,667

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$871,315

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(344,352)	$1,589,960
Net realized gain (loss)	36,093	1,903,573
Net change in unrealized appreciation (depreciation)	1,179,574	15,523,593

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	871,315	19,017,126

DIVIDENDS:
Dividends from net investment income
Class B	—	(1,242,049)
Class K	—	(575,553)

TOTAL DIVIDENDS	—	(1,817,602)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 827,240 and 1,584,099 shares, respectively ]	9,907,537	17,473,432
Capital shares issued in reinvestment of dividends [ 0 and 105,018 shares, respectively ]	—	1,242,049
Capital shares repurchased [ (399,698) and (707,073) shares, respectively ]	(4,776,258)	(7,852,286)

Total Class B transactions	5,131,279	10,863,195

Class K
Capital shares sold [ 281,471 and 423,625 shares, respectively ]	3,417,591	4,662,753
Capital shares issued in reinvestment of dividends [ 0 and 48,677 shares, respectively ]	—	575,553
Capital shares repurchased [ (486,681) and (451,104) shares, respectively ]	(5,832,164)	(4,870,168)

Total Class K transactions	(2,414,573)	368,138

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,716,706	11,231,333

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,588,021	28,430,857
NET ASSETS:
Beginning of period	130,637,207	102,206,350

End of period (a)	$134,225,228	$130,637,207

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(326,979)	$17,373

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.83		$10.18		$9.56	$10.04	$10.86	$9.18

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.15		0.14	0.12	0.13	0.12
Net realized and unrealized gain (loss)	0.11		1.66		0.62	(0.32)	0.37	1.90

Total from investment operations	0.08		1.81		0.76	(0.20)	0.50	2.02

Less distributions:
Dividends from net investment income	—		(0.16)		(0.14)	(0.13)	(0.14)	(0.13)
Distributions from net realized gains	—		—		—	(0.15)	(1.18)	(0.21)

Total dividends and distributions	—		(0.16)		(0.14)	(0.28)	(1.32)	(0.34)

Net asset value, end of period	$11.91		$11.83		$10.18	$9.56	$10.04	$10.86

Total return (b)	0.76%		17.78%		7.94%	(1.98)%	4.50%	22.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$99,401		$93,665		$70,609	$61,678	$59,151	$54,174
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.58	%(j)	0.59%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.60%		0.62%		0.65%	0.65%	0.72%	0.78%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.58)%		1.31%		1.46%	1.24%	1.17%	1.20%
Before waivers and reimbursements (a)(f)(x)	(0.60)%		1.27%		1.40%	1.19%	1.05%	1.02%
Portfolio turnover rate (z)^	6%		9%		10%	19%	30%	23%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class K			2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.83		$10.18		$9.55	$10.04	$10.86	$9.17

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.17		0.16	0.14	0.15	0.15
Net realized and unrealized gain (loss)	0.12		1.67		0.64	(0.33)	0.38	1.91

Total from investment operations	0.10		1.84		0.80	(0.19)	0.53	2.06

Less distributions:
Dividends from net investment income	—		(0.19)		(0.17)	(0.15)	(0.17)	(0.16)
Distributions from net realized gains	—		—		—	(0.15)	(1.18)	(0.21)

Total dividends and distributions	—		(0.19)		(0.17)	(0.30)	(1.35)	(0.37)

Net asset value, end of period	$11.93		$11.83		$10.18	$9.55	$10.04	$10.86

Total return (b)	0.85%		18.05%		8.32%	(1.83)%	4.76%	22.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$34,824		$36,972		$31,598	$28,494	$27,674	$25,591
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.33	%(j)	0.33	%(j)	0.34%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.35%		0.37%		0.40%	0.40%	0.47%	0.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.33)%		1.50%		1.67%	1.41%	1.40%	1.48%
Before waivers and reimbursements (a)(f)(x)	(0.35)%		1.46%		1.61%	1.36%	1.28%	1.30%
Portfolio turnover rate (z)^	6%		9%		10%	19%	30%	23%

See Notes to Financial Statements.

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TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2018
Equity	89.5%
Fixed Income	10.5

Top 10 Holdings (as a percentage of Total Investments in Securities) As of June 30, 2018
EQ/Equity 500 Index Portfolio	45.6%
EQ/International Equity Index Portfolio	15.4
EQ/Small Company Index Portfolio	8.6
EQ/MFS International Growth Portfolio	7.8
EQ/Emerging Markets Equity PLUS Portfolio	5.8
EQ/Core Bond Index Portfolio	3.8
EQ/BlackRock Basic Value Equity Portfolio	3.1
1290 VT High Yield Bond Portfolio	2.2
EQ/Quality Bond PLUS Portfolio	1.9
EQ/Global Bond PLUS Portfolio	1.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class B
Actual	$1,000.00	$1,008.38	$2.92
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.88	2.94
Class K
Actual	1,000.00	1,010.07	1.68
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.12	1.69

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.59% and 0.34%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	236,348	$2,280,673
EQ/BlackRock Basic Value Equity Portfolio‡	131,597	3,257,587
EQ/Core Bond Index Portfolio‡	407,029	3,955,533
EQ/Emerging Markets Equity PLUS Portfolio‡	627,204	6,041,067
EQ/Equity 500 Index Portfolio‡	1,045,238	47,274,895
EQ/Global Bond PLUS Portfolio‡	160,227	1,439,183
EQ/International Equity Index Portfolio‡	1,622,858	15,944,693
EQ/MFS International Growth Portfolio‡	957,762	8,063,364
EQ/PIMCO Ultra Short Bond Portfolio‡	129,870	1,300,488
EQ/Quality Bond PLUS Portfolio‡	232,202	1,944,645
EQ/Small Company Index Portfolio‡	702,899	8,947,545
Multimanager Aggressive Equity Portfolio‡	19,756	1,340,371
Multimanager Mid Cap Growth Portfolio*‡	78,965	926,580
Multimanager Mid Cap Value Portfolio‡	61,294	1,059,352

Total Investments in Securities (100.0%) (Cost $77,878,157)		103,775,976
Other Assets Less Liabilities (0.0%)		3,502

Net Assets (100%)		$103,779,478

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018 were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	236,348	2,037,942	294,392	(48,123)	— #	(3,538)	2,280,673	—	—
EQ/BlackRock Basic Value Equity Portfolio	131,597	3,110,306	243,084	(102,259)	20	6,436	3,257,587	—	—
EQ/Core Bond Index Portfolio	407,029	3,562,646	520,187	(84,214)	(5)	(43,081)	3,955,533	—	—
EQ/Emerging Markets Equity PLUS Portfolio	627,204	6,513,049	357,479	(360,382)	11,140	(480,219)	6,041,067	—	—
EQ/Equity 500 Index Portfolio	1,045,238	45,511,366	2,387,953	(1,744,552)	9,591	1,110,537	47,274,895	—	—
EQ/Global Bond PLUS Portfolio	160,227	1,301,962	201,494	(30,076)	(2)	(34,195)	1,439,183	—	—
EQ/International Equity Index Portfolio	1,622,858	15,843,873	915,144	(444,978)	165	(369,511)	15,944,693	—	—
EQ/MFS International Growth Portfolio	957,762	7,690,406	486,170	(204,520)	136	91,172	8,063,364	—	—
EQ/PIMCO Ultra Short Bond Portfolio	129,870	1,137,970	181,496	(30,076)	(2)	11,100	1,300,488	—	—
EQ/Quality Bond PLUS Portfolio	232,202	1,637,545	370,094	(42,107)	(5)	(20,882)	1,944,645	—	—
EQ/Small Company Index Portfolio	702,899	8,020,297	543,367	(228,581)	601	611,861	8,947,545	—	—
Multimanager Aggressive Equity Portfolio	19,756	1,116,443	171,590	(72,183)	318	124,203	1,340,371	—	—
Multimanager Mid Cap Growth Portfolio*	78,965	814,463	42,896	(18,046)	40	87,227	926,580	—	—
Multimanager Mid Cap Value Portfolio	61,294	1,031,593	14,298	(6,015)	— #	19,476	1,059,352	—	—

Total		99,329,861	6,729,644	(3,416,112)	21,997	1,110,586	103,775,976	—	—

#	Amount represents less than $0.50.

See Notes to Financial Statements.

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TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$103,775,976	$—	$103,775,976

Total Assets	$—	$103,775,976	$—	$103,775,976

Total Liabilities	$—	$—	$—	$—

Total	$—	$103,775,976	$—	$103,775,976

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$6,729,644
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,416,112

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,119,635
Aggregate gross unrealized depreciation	(251,497)

Net unrealized appreciation	$25,868,138

Federal income tax cost of investments in securities and derivative instruments, if applicable	$77,907,838

See Notes to Financial Statements.

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TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $77,878,157)	$103,775,976
Cash	68,603
Receivable from Separate Accounts for Portfolio shares sold	68,381
Other assets	1,130

Total assets	103,914,090

LIABILITIES
Payable to Separate Accounts for Portfolio shares redeemed	26,655
Payable for securities purchased	22,385
Distribution fees payable – Class B	18,060
Administrative fees payable	11,922
Investment management fees payable	5,673
Trustees’ fees payable	1,115
Accrued expenses	48,802

Total liabilities	134,612

NET ASSETS	$103,779,478

Net assets were comprised of:
Paid in capital	$77,412,849
Accumulated undistributed net investment income (loss)	(265,644)
Accumulated undistributed net realized gain (loss)	734,454
Net unrealized appreciation (depreciation)	25,897,819

Net assets	$103,779,478

Class B
Net asset value, offering and redemption price per share, $86,953,377 / 7,227,750 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.03

Class K
Net asset value, offering and redemption price per share, $16,826,101 / 1,397,692 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.04

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$440

EXPENSES
Distribution fees – Class B	106,443
Administrative fees	70,344
Investment management fees	51,318
Custodian fees	45,373
Professional fees	21,149
Printing and mailing expenses	5,687
Trustees’ fees	1,228
Miscellaneous	612

Gross expenses	302,154
Less: Waiver from investment manager	(22,722)

Net expenses	279,432

NET INVESTMENT INCOME (LOSS)	(278,992)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	21,997
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	1,110,586

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,132,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$853,591

See Notes to Financial Statements.

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TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(278,992)	$1,165,739
Net realized gain (loss)	21,997	1,505,531
Net change in unrealized appreciation (depreciation)	1,110,586	13,085,250

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	853,591	15,756,520

DIVIDENDS:
Dividends from net investment income
Class B	—	(1,086,934)
Class K	—	(268,580)

TOTAL DIVIDENDS	—	(1,355,514)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 634,801 and 1,367,309 shares, respectively ]	7,659,284	14,940,455
Capital shares issued in reinvestment of dividends [ 0 and 91,159 shares, respectively ]	—	1,086,934
Capital shares repurchased [ (288,513) and (652,361) shares, respectively ]	(3,468,798)	(7,108,228)

Total Class B transactions	4,190,486	8,919,161

Class K
Capital shares sold [ 74,361 and 274,492 shares, respectively ]	896,411	3,038,086
Capital shares issued in reinvestment of dividends [ 0 and 22,540 shares, respectively ]	—	268,580
Capital shares repurchased [ (125,352) and (245,524) shares, respectively ]	(1,513,808)	(2,735,110)

Total Class K transactions	(617,397)	571,556

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,573,089	9,490,717

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,426,680	23,891,723
NET ASSETS:
Beginning of period	99,352,798	75,461,075

End of period (a)	$103,779,478	$99,352,798

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(265,644)	$13,348

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class B			2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.93		$10.10		$9.42	$9.93	$10.73	$8.81

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		0.14		0.14	0.13	0.14	0.12
Net realized and unrealized gain (loss)	0.14		1.85		0.68	(0.34)	0.38	2.10

Total from investment operations	0.10		1.99		0.82	(0.21)	0.52	2.22

Less distributions:
Dividends from net investment income	—		(0.16)		(0.14)	(0.13)	(0.14)	(0.13)
Distributions from net realized gains	—		—		—	(0.17)	(1.18)	(0.17)

Total dividends and distributions	—		(0.16)		(0.14)	(0.30)	(1.32)	(0.30)

Net asset value, end of period	$12.03		$11.93		$10.10	$9.42	$9.93	$10.73

Total return (b)	0.84%		19.71%		8.65%	(2.18)%	4.73%	25.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$86,953		$82,083		$61,361	$51,847	$46,316	$39,901
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.59	%(j)	0.58	%(j)	0.59%	0.60%	0.60%	0.60%
Before waivers and reimbursements (a)(f)	0.63%		0.66%		0.70%	0.73%	0.81%	0.92%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.59)%		1.29%		1.45%	1.29%	1.27%	1.22%
Before waivers and reimbursements (a)(f)(x)	(0.63)%		1.22%		1.35%	1.16%	1.06%	0.91%
Portfolio turnover rate (z)^	3%		8%		6%	16%	32%	26%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,
Class K			2017		2016	2015	2014	2013
Net asset value, beginning of period	$11.92		$10.09		$9.41	$9.92	$10.72	$8.81

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.16		0.16	0.15	0.14	0.16
Net realized and unrealized gain (loss)	0.14		1.86		0.68	(0.34)	0.41	2.07

Total from investment operations	0.12		2.02		0.84	(0.19)	0.55	2.23

Less distributions:
Dividends from net investment income	—		(0.19)		(0.16)	(0.15)	(0.17)	(0.15)
Distributions from net realized gains	—		—		—	(0.17)	(1.18)	(0.17)

Total dividends and distributions	—		(0.19)		(0.16)	(0.32)	(1.35)	(0.32)

Net asset value, end of period	$12.04		$11.92		$10.09	$9.41	$9.92	$10.72

Total return (b)	1.01%		20.00%		8.93%	(1.94)%	4.99%	25.51%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,826		$17,270		$14,100	$12,059	$11,331	$10,301
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.34	%(j)	0.34	%(j)	0.34%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.38%		0.41%		0.45%	0.48%	0.56%	0.67%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.34)%		1.47%		1.65%	1.47%	1.28%	1.63%
Before waivers and reimbursements (a)(f)(x)	(0.38)%		1.40%		1.55%	1.34%	1.07%	1.31%
Portfolio turnover rate (z)^	3%		8%		6%	16%	32%	26%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

TARGET 2055 ALLOCATION PORTFOLIO (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of June 30, 2018
Equity	100.0%

Top Holdings (as a percentage of Total Investments in Securities) As of June 30, 2018
EQ/Equity 500 Index Portfolio	46.7%
EQ/International Equity Index Portfolio	15.0
EQ/MFS International Growth Portfolio	11.5
EQ/Small Company Index Portfolio	11.2
EQ/Emerging Markets Equity PLUS Portfolio	6.2
EQ/BlackRock Basic Value Equity Portfolio	5.2
Multimanager Aggressive Equity Portfolio	3.3
Multimanager Mid Cap Value Portfolio	0.5
Multimanager Mid Cap Growth Portfolio	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class B shares of the Portfolio), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2018 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18 - 6/30/18
Class B
Actual	$1,000.00	$1,013.33	$2.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.93	2.90
Class K
Actual	1,000.00	1,014.21	1.63
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.17	1.64

*  Expenses are equal to the Portfolio’s Class B and Class K shares annualized expense ratios of 0.58% and 0.33%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	42,037	$1,040,600
EQ/Emerging Markets Equity PLUS Portfolio‡	129,740	1,249,625
EQ/Equity 500 Index Portfolio‡	208,976	9,451,719
EQ/International Equity Index Portfolio‡	308,521	3,031,245
EQ/MFS International Growth Portfolio‡	277,071	2,332,649
EQ/Small Company Index Portfolio‡	178,177	2,268,097
Multimanager Aggressive Equity Portfolio‡	9,762	662,296
Multimanager Mid Cap Growth Portfolio*‡	6,685	78,446
Multimanager Mid Cap Value Portfolio‡	6,083	105,136

Total Investments in Securities (100.0%) (Cost $18,126,792)		20,219,813
Other Assets Less Liabilities (0.0%)		(5,169)

Net Assets (100%)		$20,214,644

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the six months ended June 30, 2018, were as follows:

Security Description	Shares at June 30, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value June 30, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/BlackRock Basic Value Equity Portfolio	42,037	845,911	212,691	(18,381)	9	370	1,040,600	—	—
EQ/Emerging Markets Equity PLUS Portfolio	129,740	1,113,180	261,030	(22,558)	4	(102,031)	1,249,625	—	—
EQ/Equity 500 Index Portfolio	208,976	7,681,758	1,730,523	(149,548)	4	188,982	9,451,719	—	—
EQ/International Equity Index Portfolio	308,521	2,505,377	657,407	(56,812)	(16)	(74,711)	3,031,245	—	—
EQ/MFS International Growth Portfolio	277,071	1,948,343	396,379	(34,257)	4	22,180	2,332,649	—	—
EQ/Small Company Index Portfolio	178,177	1,735,631	425,381	(36,761)	(11)	143,857	2,268,097	—	—
Multimanager Aggressive Equity Portfolio	9,762	466,576	154,685	(13,368)	6	54,397	662,296	—	—
Multimanager Mid Cap Growth Portfolio*	6,685	54,365	19,335	(1,671)	1	6,416	78,446	—	—
Multimanager Mid Cap Value Portfolio	6,083	94,415	9,669	(835)	— #	1,887	105,136	—	—

Total		16,445,556	3,867,100	(334,191)	1	241,347	20,219,813	—	—

#	Amount represents less than $0.50.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of June 30, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$20,219,813	$—	$20,219,813

Total Assets	$—	$20,219,813	$—	$20,219,813

Total Liabilities	$—	$—	$—	$—

Total	$—	$20,219,813	$—	$20,219,813

There were no transfers between Levels 1, 2 or 3 during the six months ended June 30, 2018.

The Portfolio held no derivatives contracts during the six months ended June 30, 2018.

Investment security transactions for the six months ended June 30, 2018 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,867,100
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$334,191

As of June 30, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,035,043
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$2,035,043

Federal income tax cost of investments in securities and derivative instruments, if applicable	$18,184,770

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2018 (Unaudited)

ASSETS
Investments in Securities, at value:
Affiliated Issuers (Cost $18,126,792)	$20,219,813
Cash	57,890
Receivable from Separate Accounts for Portfolio shares sold	22,990
Receivable from investment manager	2,817
Other assets	210

Total assets	20,303,720

LIABILITIES
Payable for securities purchased	51,616
Distribution fees payable – Class B	2,629
Payable to Separate Accounts for Portfolio shares redeemed	27
Trustees’ fees payable	3
Accrued expenses	34,801

Total liabilities	89,076

NET ASSETS	$20,214,644

Net assets were comprised of:
Paid in capital	$21,316,308
Accumulated undistributed net investment income (loss)	(42,639)
Accumulated undistributed net realized gain (loss)	(3,152,046)
Net unrealized appreciation (depreciation)	2,093,021

Net assets	$20,214,644

Class B
Net asset value, offering and redemption price per share, $12,934,676 / 1,134,905 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.40

Class K
Net asset value, offering and redemption price per share, $7,279,968 / 637,731 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.42

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$167

EXPENSES
Custodian fees	29,108
Professional fees	19,988
Distribution fees – Class B	14,033
Administrative fees	12,668
Investment management fees	9,241
Printing and mailing expenses	1,016
Trustees’ fees	206
Miscellaneous	91

Gross expenses	86,351
Less: Waiver from investment manager	(21,909)
Reimbursement from investment manager	(20,142)

Net expenses	44,300

NET INVESTMENT INCOME (LOSS)	(44,133)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities (All realized gain (loss) from affiliates)	1
Net change in unrealized appreciation (depreciation) on investments in securities (All of change in unrealized appreciation (depreciation) from affiliates)	241,347

NET REALIZED AND UNREALIZED GAIN (LOSS)	241,348

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$197,215

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(44,133)	$195,047
Net realized gain (loss)	1	279,930
Net change in unrealized appreciation (depreciation)	241,347	2,015,759

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	197,215	2,490,736

DIVIDENDS:
Dividends from net investment income
Class B	—	(119,970)
Class K	—	(108,718)

TOTAL DIVIDENDS	—	(228,688)

CAPITAL SHARES TRANSACTIONS:
Class B
Capital shares sold [ 372,622 and 499,940 shares, respectively ]	4,274,168	5,188,770
Capital shares issued in reinvestment of dividends and distributions [ 0 and 10,665 shares, respectively ]	—	119,970
Capital shares repurchased [ (67,287) and (85,576) shares, respectively ]	(769,010)	(881,791)

Total Class B transactions	3,505,158	4,426,949

Class K
Capital shares sold [ 21,260 and 46,974 shares, respectively ]	241,771	490,139
Capital shares issued in reinvestment of dividends and distributions [ 0 and 9,661 shares, respectively ]	—	108,718
Capital shares repurchased [ (15,233) and (10,932) shares, respectively ]	(174,344)	(116,320)

Total Class K transactions	67,427	482,537

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,572,585	4,909,486

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,769,800	7,171,534
NET ASSETS:
Beginning of period	16,444,844	9,273,310

End of period (a)	$20,214,644	$16,444,844

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(42,639)	$1,494

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,			May 1, 2015* to December 31, 2015
Class B			2017		2016
Net asset value, beginning of period	$11.25		$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		0.17		0.24	0.28
Net realized and unrealized gain (loss)	0.18		1.87		0.63 †	(0.90)

Total from investment operations	0.15		2.04		0.87	(0.62)

Less distributions:
Dividends from net investment income	—		(0.15)		(0.11)	(0.13)
Distributions from net realized gains	—		—		(0.64)	(0.01)

Total dividends and distributions	—		(0.15)		(0.75)	(0.14)

Net asset value, end of period	$11.40		$11.25		$9.36	$9.24

Total return (b)	1.33%		21.78%		9.46%	(6.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,935		$9,334		$3,787	$711
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.58	%(j)	0.57	%(j)	0.59%	0.60%
Before waivers and reimbursements (a)(f)	1.03%		1.41%		2.06%	0.86%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.58)%		1.64%		2.57%	4.39	%(l)
Before waivers and reimbursements (a)(f)(x)	(1.03)%		0.79%		1.10%	4.13	%(l)
Portfolio turnover rate (z)^	2%		5%		33%	1%

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31,			May 1, 2015* to December 31, 2015
Class K			2017		2016
Net asset value, beginning of period	$11.26		$9.36		$9.24	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.02)		0.15		0.07	0.14
Net realized and unrealized gain (loss)	0.18		1.92		0.82 †	(0.74)

Total from investment operations	0.16		2.07		0.89	(0.60)

Less distributions:
Dividends from net investment income	—		(0.17)		(0.13)	(0.15)
Distributions from net realized gains	—		—		(0.64)	(0.01)

Total dividends and distributions	—		(0.17)		(0.77)	(0.16)

Net asset value, end of period	$11.42		$11.26		$9.36	$9.24

Total return (b)	1.42%		22.17%		9.73%	(6.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,280		$7,111		$5,486	$28,262
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.33	%(j)	0.32	%(j)	0.34%	0.35%
Before waivers and reimbursements (a)(f)	0.78%		1.15%		1.26%	0.57%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.33)%		1.45%		0.83%	2.17	%(l)
Before waivers and reimbursements (a)(f)(x)	(0.78)%		0.62%		(0.09)%	1.95	%(l)
Portfolio turnover rate (z)^	2%		5%		33%	1%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of Operations.
†

The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Portfolio are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.10% for Class B and 0.85% for Class K.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2018 (Unaudited)

Note 1	Organization and Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware statutory trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently offers eighteen diversified Portfolios (each, a “Portfolio” and together, the “Portfolios”). The investment adviser to each Portfolio is AXA Equitable Funds Management Group, LLC, (“FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

Under the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that may provide for general indemnifications. A Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust and management expect the risk of loss to be remote.

The Portfolios are types of mutual funds often described as a “fund-of-funds.” Each of the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (each, an “AXA Allocation Portfolio” and together, the “AXA Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”) pursues its investment objective by investing exclusively in other affiliated mutual funds within the EQ Advisors Trust (“EQAT”), a separate registered investment company managed by FMG LLC. Each of the CharterSM Conservative Portfolio, CharterSM Moderate Portfolio, CharterSM Moderate Growth Portfolio, CharterSM Growth Portfolio, CharterSM Aggressive Growth Portfolio, CharterSM Multi-Sector Bond Portfolio, CharterSM Small Cap Growth Portfolio and CharterSM Small Cap Value Portfolio (each, a “Charter Allocation Portfolio” and together, the “Charter Allocation Portfolios”) pursues its investment objective by investing in other affiliated mutual funds within EQAT and unaffiliated investment companies and exchange-traded funds (“ETFs”).

The Trust issues three classes of shares, Class A, Class B and Class K. The Class A and Class B shares are each subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, each class of shares has identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies, and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

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AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

CharterSM Conservative Portfolio — Seeks a high level of current income.

CharterSM Moderate Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Moderate Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on current income.

CharterSM Growth Portfolio — Seeks long-term capital appreciation and current income.

CharterSM Aggressive Growth Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

CharterSM Multi-Sector Bond Portfolio — Seeks to achieve high total return through a combination of current income and capital appreciation.

CharterSM Small Cap Growth Portfolio — Seeks to achieve long-term growth of capital.

CharterSM Small Cap Value Portfolio — Seeks to achieve long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2055 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Portfolios are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

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Investments in shares of open-end investment companies (other than ETFs) held by a Portfolio are generally valued at the net asset value (“NAV”) of the shares of such underlying funds as described in the underlying funds’ prospectuses.

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board” or “Trustees”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Portfolios. The Board has delegated the responsibility of calculating the NAVs of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of June 30, 2018, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker

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quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At June 30, 2018, none of the Portfolios applied these procedures.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Those classified as short-term gain distributions are reflected as such for book but as ordinary income for tax. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold.

Allocation of Expenses and Income:

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Market and Credit Risk:

Because the Portfolios invest in affiliated mutual funds, unaffiliated investment companies or ETFs, the Portfolios indirectly pay a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Portfolios may be higher than the cost of

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investing in a Portfolio that invests directly in individual securities and financial instruments. The Portfolios are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage-related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Portfolio to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Portfolio’s investments in ETFs, there is also the risk that an ETF’s performance may not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Portfolio’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Portfolio correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Portfolio’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Taxes:

Each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal, state and local income tax provisions are required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended December 31, 2017, the Portfolios did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2017 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of a Portfolio to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences which are significant to the Portfolios are primarily due to capital loss carryforwards (CharterSM Multi-Sector Bond and Target 2055 Allocation), realized gains/losses from the conversions (AXA Moderate-Plus Allocation and AXA Aggressive Allocation) and partnership basis adjustments (CharterSM Aggressive Growth). In addition, short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. Capital and net specified losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of a Portfolio’s next taxable year. The tax character of distributions for the years ended December 31, 2017 and December 31, 2016 and the tax composition of undistributed ordinary income and undistributed long term gains at December 31, 2017 are presented in the following table.

	Year Ended December 31, 2017		As of December 31, 2017		Year Ended December 31, 2016
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
AXA Conservative Allocation	$13,838,692	$29,759,889	$32,882	$12,790,021	$14,244,205	$16,816,922
AXA Conservative-Plus Allocation	16,689,239	43,845,074	47,445	24,528,172	13,812,322	36,852,077
AXA Moderate Allocation	101,358,615	264,820,635	491,114	167,727,637	74,296,779	252,003,032
AXA Moderate-Plus Allocation	135,648,024	403,775,939	855,541	256,738,766	81,989,523	392,997,482

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	Year Ended December 31, 2017		As of December 31, 2017		Year Ended December 31, 2016
Portfolios:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
AXA Aggressive Allocation	$54,552,190	$110,652,014	$502,211	$113,781,621	$29,589,635	$145,772,833
CharterSM Conservative	515,659	132,767	25,138	191,334	534,649	27,294
CharterSM Moderate	540,085	195,457	39,483	308,322	378,663	109,477
CharterSM Moderate Growth	337,272	219,962	39,588	282,363	299,704	169,243
CharterSM Growth	175,805	236,882	14,732	177,253	145,075	75,498
CharterSM Aggressive Growth	92,484	82,309	4,916	93,899	46,041	—
CharterSM Multi-Sector Bond	3,146,566	—	2,491	—	3,871,361	—
CharterSM Small Cap Growth	2,549,673	1,956,741	—	6,158,548	—	1,514,658
CharterSM Small Cap Value	2,423,719	—	—	—	2,114,184	—
Target 2015 Allocation	880,522	1,491,904	577	758,834	955,926	1,108,182
Target 2025 Allocation	2,518,214	1,999	—	889,693	2,064,795	—
Target 2035 Allocation	1,816,262	1,340	—	1,151,748	1,449,354	—
Target 2045 Allocation	1,354,089	1,425	—	756,550	1,029,479	—
Target 2055 Allocation	228,688	—	—	—	120,828	502,102

The following Portfolios had a Return of Capital during the year ended December 31, 2016:

Portfolios:	Return of Capital
CharterSM Aggressive Growth	$8,410
CharterSM Multi-Sector Bond	378,748

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Portfolios after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the RIC Mod Act, net capital losses incurred by the Portfolios were carried forward for up to eight years and treated as 100% short-term. The RIC Mod Act requires that post-enactment net capital losses be used before pre-enactment net capital losses, therefore, some net capital loss carryforwards that would have been utilized under prior law may expire unused. Pre-enactment and post-enactment net capital losses that will be carried forward, if any, are presented in the table below.

The following Portfolio have capital loss carryforward amounts available for use and utilized during 2017 as follows:

	Expiring
Portfolio:	2018	Total	Utilized
CharterSM Small Cap Value	$—	$—	$10,790,015

The following Portfolios utilized net capital loss carryforwards during 2017 and/or have losses incurred that will be carried forward under the provisions of the RIC Mod Act are as follows:

	Utilized		Losses carried forward
Portfolios:	Short Term	Long Term	Short Term	Long Term
CharterSM Multi-Sector Bond	$136,670	$—	$623,420	$389,502
Target 2025 Allocation	168,169	1,345,511	—	—
Target 2035 Allocation	337,877	189,940	—	—
Target 2045 Allocation	187,317	376,585	—	—
Target 2055 Allocation	246,866	—	3,092,575	—

Note 2	Management of the Trust

The Trust, on behalf of each Portfolio, has entered into an investment management agreement (the “Management Agreement”) with FMG LLC. The Management Agreement for

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the Portfolios obligates the Adviser to, among other things: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds and ETFs in which to invest and the appropriate allocations for each of the Portfolios; (iii) implement and monitor the investment programs and results; (iv) apprise the Trustees/Trust of developments materially affecting the Portfolios; (v) oversee each Portfolio’s compliance with investment objectives and policies as well as the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board. For the six months ended June 30, 2018, for its services under the Management Agreement, the Adviser was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
CharterSM Conservative	0.150% of average daily net assets
CharterSM Moderate	0.150% of average daily net assets
CharterSM Moderate Growth	0.150% of average daily net assets
CharterSM Growth	0.150% of average daily net assets
CharterSM Aggressive Growth	0.150% of average daily net assets
CharterSM Multi-Sector Bond	0.150% of average daily net assets
CharterSM Small Cap Growth	0.150% of average daily net assets
CharterSM Small Cap Value	0.150% of average daily net assets
Target 2015 Allocation	0.100% of average daily net assets
Target 2025 Allocation	0.100% of average daily net assets
Target 2035 Allocation	0.100% of average daily net assets
Target 2045 Allocation	0.100% of average daily net assets
Target 2055 Allocation	0.100% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $2 Billion	Next $4 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.1000%	0.0925%	0.0900%	0.0875%
AXA Conservative-Plus Allocation	0.1000	0.0925	0.0900	0.0875
AXA Moderate Allocation	0.1000	0.0925	0.0900	0.0875
AXA Moderate-Plus Allocation	0.1000	0.0925	0.0900	0.0875
AXA Aggressive Allocation	0.1000	0.0925	0.0900	0.0875

Note 3	Administrative Fees

Pursuant to an administrative agreement (“Mutual Funds Service Agreement”), the Administrator provides the Trust with necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. FMG LLC may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, each AXA Allocation Portfolio, Target Allocation Portfolio and Charter Allocation Portfolio pays FMG LLC, as Administrator, its proportionate share of an asset-based administration fee, subject to a minimum annual fee of $32,500.

For purposes of calculating the asset-based administration fee, the assets of the AXA Allocation Portfolios, Target Allocation Portfolios and Charter Allocation Portfolios are aggregated with those of the AXA Strategic Allocation Series Portfolios, All Asset Growth-Alt 20 Portfolio and the AXA/Franklin Templeton Allocation Managed Volatility Portfolio of EQAT (the “EQAT Fund-of-Funds Portfolios”), which are also managed by FMG LLC and are offered in other prospectuses.

The asset-based administration fee is equal to an annual rate of 0.150% of the first $35 billion of the aggregate average daily net assets of the Charter Allocation Portfolios, AXA

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Allocation Portfolios, Target Allocation Portfolios and EQAT Fund-of-Funds Portfolios; 0.110% on the next $10 billion; and 0.090% thereafter.

Pursuant to a sub-administration arrangement with FMG LLC, the Sub-Administrator assists the administrator in providing the Trust with certain administrative services, including monitoring of portfolio compliance and portfolio accounting support services, subject to the supervision of FMG LLC.

Note 4	Custody Fees

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Portfolio’s account, cash, securities and other assets of the Portfolios. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Portfolios maintained a significant cash balance with the Custodian or its affiliates. These balances are presented as cash on each Portfolio’s Statement of Assets and Liabilities.

Note 5	Distribution Plans

The Trust, on behalf of each Portfolio, has entered into distribution agreements with AXA Distributors, LLC (“AXA Distributors” or the “Distributor”), an indirect wholly-owned subsidiary of AXA Equitable and an affiliate of FMG LLC, pursuant to which the Distributor serves as the principal underwriter of the Class A, Class B and Class K shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to each of the Class A and Class B shares of the Trust (“Distribution Plans”). The Distribution Plans provide that the Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to each of the Trust’s Class A and Class B shares for which it provides service.

Note 6	Expense Limitation

In the interest of limiting through April 30, 2019 (unless the Board consents to an earlier revision or termination of this arrangement) the expenses of certain Portfolios, FMG LLC has entered into an expense limitation agreement with the Trust (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, FMG LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of the Portfolios so that the annual operating expenses as a percentage of daily net assets for each Portfolio, inclusive of fees and expenses of other investment companies in which a Portfolio invests (but exclusive of interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, other expenditures that are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of each Portfolio’s business), do not exceed the following annualized rates:

	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
AXA Conservative Allocation*	0.75%	1.00%	1.00%
AXA Conservative-Plus Allocation*	0.85	1.10	1.10
AXA Moderate Allocation*	0.90	1.15	1.15
AXA Moderate-Plus Allocation*	0.95	1.20	1.20

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	Maximum Annual Operating Expense Limit
Portfolios:	Class K	Class A+	Class B+
AXA Aggressive Allocation*	1.00%	1.25%	1.25%
CharterSM Conservative*, **	N/A	N/A	1.25
CharterSM Moderate*, **	N/A	N/A	1.25
CharterSM Moderate Growth*, **	N/A	N/A	1.35
CharterSM Growth*, **	N/A	N/A	1.40
CharterSM Aggressive Growth*, **	N/A	N/A	1.45
CharterSM Multi-Sector Bond*	0.85	1.10	1.10
CharterSM Small Cap Growth*	1.20	1.45	1.45
CharterSM Small Cap Value*	1.20	1.45	1.45
Target 2015 Allocation*	0.85	1.10	1.10
Target 2025 Allocation*	0.85	1.10	1.10
Target 2035 Allocation*, ***	0.85	N/A	1.10
Target 2045 Allocation*, ***	0.85	N/A	1.10
Target 2055 Allocation*, ***	0.85	N/A	1.10

+	Includes amounts payable pursuant to Rule 12b-1.
*	Includes fees and expenses of underlying investment companies and any exchange-traded funds in which the Portfolio invests.
**	The Trust offers only Class B shares of this Portfolio.
***	The Trust offers only Class B and Class K shares of this Portfolio.

FMG LLC first waives its management fees, then waives its administration fees, and then reimburses a Portfolio’s expenses out of its own resources. FMG LLC may be reimbursed the amount of any such payments or waivers in the future provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded, provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of such Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by FMG LLC.

During the six months ended June 30, 2018, the following Portfolio incurred recoupment fees:

Portfolio:	Recoupment Fees
AXA Conservative-Plus Allocation	$33,420

Recoupments in excess of waivers during the period would be presented as Recoupment Fees in the Statement of Operations. At June 30, 2018, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	2018	2019	2020	2021	Total Eligible For Recoupment
AXA Conservative Allocation	$281,450	$862,082	$742,021	$326,503	$2,212,056
AXA Conservative-Plus Allocation	—	109,053	34,381	—	143,434
CharterSM Conservative	105,130	201,250	194,144	96,203	596,727
CharterSM Moderate	111,929	195,749	218,397	105,824	631,899
CharterSM Moderate Growth	121,265	196,206	194,355	93,442	605,268
CharterSM Growth	116,306	199,830	205,443	90,756	612,335

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Portfolios:	2018	2019	2020	2021	Total Eligible For Recoupment
CharterSM Aggressive Growth	$124,565	$208,837	$209,172	$89,976	$632,550
CharterSM Multi-Sector Bond	59,556	162,677	148,023	73,271	443,527
CharterSM Small Cap Growth	92,455	130,166	73,443	35,694	331,758
CharterSM Small Cap Value	110,536	117,830	42,876	11,943	283,185
Target 2015 Allocation	—	—	74,592	53,879	128,471
Target 2025 Allocation	—	—	34,118	14,329	48,447
Target 2035 Allocation	—	—	32,508	13,303	45,811
Target 2045 Allocation	—	—	42,811	22,722	65,533
Target 2055 Allocation	—	—	76,653	42,051	118,704

Note 7	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Former Trustees was adopted by the Trust. Under the Plan, each Former Trustee had the option to defer payment of such fees until their retirement as a Trustee or until the attainment of a specified age, whichever comes first. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Former Trustee in one lump sum or in installments over a five- to twenty-year period as elected by such Former Trustee. At June 30, 2018, the total amount deferred by the Former Trustees participating in the Plan was $706,226.

Note 8	Percentage of Ownership by Affiliates

At June 30, 2018, AXA Equitable held investments in each of the Portfolios as follows:

Portfolio:	Percentage of Ownership
Target 2055 Allocation	32%

Shares of affiliated underlying investment companies may be held by the Portfolios. The following tables represent the percentage of ownership that each Portfolio has in each respective affiliated underlying investment company’s net assets as of June 30, 2018.

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
1290 VT DoubleLine Opportunistic Bond	8.58%	7.57%	38.69%	25.73%	4.26%
1290 VT Equity Income	1.26	2.58	17.50	29.85	12.93
1290 VT GAMCO Small Company Value	0.21	0.34	3.42	5.60	2.51
1290 VT High Yield Bond	7.54	5.85	28.82	16.24	1.86
1290 VT Micro Cap	0.77	2.69	17.75	40.61	18.41
1290 VT Small Cap Value	—	3.11	19.37	30.63	10.59
AXA Global Equity Managed Volatility	0.26	0.92	8.17	12.94	5.92
AXA International Core Managed Volatility	0.31	0.76	6.91	11.27	5.30
AXA International Value Managed Volatility	0.28	0.80	5.33	10.50	6.52
AXA Large Cap Core Managed Volatility	0.75	1.40	9.00	15.41	7.54

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolios:	AXA Conservative Allocation	AXA Conservative- Plus Allocation	AXA Moderate Allocation	AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Large Cap Growth Managed Volatility	0.29%	0.61%	3.65%	6.04%	2.76%
AXA Large Cap Value Managed Volatility	0.17	0.49	3.05	6.15	3.58
AXA/AB Small Cap Growth	0.17	0.82	9.43	16.00	5.63
AXA/Franklin Small Cap Value Managed Volatility	—	1.39	10.81	23.75	11.20
AXA/Loomis Sayles Growth	1.07	1.46	11.55	17.80	10.96
AXA/Morgan Stanley Small Cap Growth	0.85	1.21	16.08	39.41	18.71
ATM International Managed Volatility	0.98	3.27	28.42	47.11	20.22
ATM Large Cap Managed Volatility	2.07	4.17	26.61	43.40	23.76
ATM Mid Cap Managed Volatility	2.20	4.67	28.44	41.52	23.17
ATM Small Cap Managed Volatility	0.33	3.03	23.74	51.56	21.34
EQ/BlackRock Basic Value Equity	0.79	1.11	7.79	13.44	6.43
EQ/Core Bond Index	3.12	2.76	13.51	9.55	1.07
EQ/Global Bond PLUS	8.75	7.18	35.05	3.92	—
EQ/Intermediate Government Bond	4.53	3.86	18.48	14.23	1.58
EQ/International Equity Index	0.06	0.12	0.73	3.61	3.48
EQ/JPMorgan Value Opportunities	1.70	2.95	18.17	23.99	8.65
EQ/Large Cap Growth Index	0.11	0.15	0.88	1.47	1.82
EQ/MFS International Growth	0.81	2.46	22.32	31.94	15.12
EQ/PIMCO Ultra Short Bond	9.38	8.35	39.72	26.50	2.60
EQ/Quality Bond PLUS	2.05	1.99	9.77	7.70	0.73
EQ/T. Rowe Price Growth Stock	0.32	0.44	2.66	5.08	1.37
Multimanager Core Bond	5.70	5.11	25.25	18.62	2.33
Multimanager Mid Cap Growth	1.83	2.35	5.76	9.05	4.61
Multimanager Mid Cap Value	1.18	2.82	14.37	11.74	4.18

Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM Multi-Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Energy	0.94%	2.51%	3.70%	3.94%	3.12%	—%	—%	—%
1290 VT Low Volatility Global Equity	1.57	3.09	3.26	2.04	1.20	—	—	—
1290 VT Convertible Securities	11.67	10.57	7.24	2.87	1.03	—	—	—
1290 VT DoubleLine Opportunistic Bond	—	—	—	—	—	3.92	—	—
1290 VT GAMCO Mergers & Acquisitions	0.18	0.24	0.27	0.10	0.03	—	—	—
1290 VT GAMCO Small Company Value	0.01	0.02	0.02	0.01	0.01	—	—	1.76
1290 VT High Yield Bond	0.74	0.61	0.37	0.13	0.02	9.26	—	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolios:	CharterSM Conservative	CharterSM Moderate		CharterSM Moderate Growth		CharterSM Growth		CharterSM Aggressive Growth		CharterSM Multi-Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
1290 VT Micro Cap	0.08%	0.15%		0.17%		0.13%		0.08%		—%	19.08%	—%
1290 VT Natural Resources	0.27	0.71		0.91		0.97		0.81		—	—	—
1290 VT Real Estate	0.37	1.02		1.30		1.29		0.97		—	—	—
1290 VT Small Cap Value	—	—		—		—		—		—	—	35.55
1290 VT SmartBeta Equity	0.75	1.37		1.65		1.03		0.62		—	—	—
AXA/AB Small Cap Growth	0.01	0.03		0.03		0.02		0.01		—	—	—
AXA/ClearBridge Large Cap Growth	0.09	0.17		0.18		0.11		0.07		—	—	—
AXA/Janus Enterprise	0.05	0.09		0.10		0.07		0.04		—	—	—
AXA/Morgan Stanley Small Cap Growth	—	—		—		—		—		—	23.71	—
EQ/BlackRock Basic Value Equity	0.02	0.04		0.04		0.02		0.01		—	—	—
EQ/Capital Guardian Research	0.15	0.30		0.32		0.20		0.12		—	—	—
EQ/Core Bond Index	—	—	#	—	#	—	#	—		1.06	—	—
EQ/Emerging Markets Equity PLUS	0.48	0.95		1.03		0.64		0.40		—	—	—
EQ/Global Bond PLUS	0.84	0.69		0.43		0.13		0.02		—	—	—
EQ/Intermediate Government Bond	0.03	0.02		0.01		—	#	—	#	—	—	—
EQ/International Equity Index	0.04	0.08		0.09		0.06		0.04		—	—	—
EQ/Invesco Comstock	0.14	0.25		0.28		0.17		0.11		—	—	—
EQ/MFS International Growth	0.03	0.06		0.07		0.04		0.03		—	—	—
EQ/PIMCO Global Real Return	2.23	1.82		1.12		0.36		0.07		10.78	—	—
EQ/PIMCO Ultra Short Bond	0.17	0.13		0.08		0.03		0.01		—	—	—
EQ/Quality Bond PLUS	—	—		—		—		—		2.59	—	—
EQ/T. Rowe Price Growth Stock	0.02	0.04		0.05		0.03		0.02		—	—	—

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Portfolios:	CharterSM Conservative	CharterSM Moderate	CharterSM Moderate Growth	CharterSM Growth	CharterSM Aggressive Growth	CharterSM Multi-Sector Bond	CharterSM Small Cap Growth	CharterSM Small Cap Value
Multimanager Core Bond	0.31%	0.25%	0.16%	0.05%	0.01%	—%	—%	—%
Multimanager Mid Cap Value	0.26	0.50	0.55	0.34	0.20	—	—	—

#	Percentage of ownership is less than 0.005%.

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation	Target 2055 Allocation
1290 VT High Yield Bond	1.99%	4.65%	2.20%	1.10%	—%
EQ/BlackRock Basic Value Equity	0.09	0.29	0.21	0.19	0.06
EQ/Core Bond Index	0.14	0.26	0.12	0.05	—
EQ/Emerging Markets Equity PLUS	2.96	14.13	12.35	10.50	2.17
EQ/Equity 500 Index	0.20	0.96	0.96	0.84	0.17
EQ/Global Bond PLUS	1.53	3.02	1.44	0.51	—
EQ/International Equity Index	0.28	1.16	1.03	0.91	0.17
EQ/MFS International Growth	0.09	0.65	0.67	0.58	0.17
EQ/PIMCO Ultra Short Bond	0.25	0.48	0.22	0.09	—
EQ/Quality Bond PLUS	0.33	0.64	0.31	0.12	—
EQ/Small Company Index	0.10	0.89	0.89	0.72	0.18
Multimanager Aggressive Equity	0.06	0.24	0.14	0.11	0.05
Multimanager Mid Cap Growth	0.43	0.85	0.57	0.45	0.04
Multimanager Mid Cap Value	0.54	1.31	0.62	0.58	0.06

Note 9	Substitution, Reorganization and In—Kind Transaction

The following transaction occurred during 2017:

After the close of business on May 19, 2017, CharterSM Moderate Portfolio acquired the net assets of the CharterSM International Moderate Portfolio, a series of the Trust, pursuant to an Agreement and Plan of Reorganization and Termination as approved by contract holders on March 28, 2017. For U.S. GAAP purposes, this transaction was treated as a merger. The purpose of this merger was to combine funds managed by FMG LLC with comparable investment objectives. The reorganization was accomplished by a taxable exchange resulting in the CharterSM Moderate Portfolio issuing 831,598 Class B shares (valued at $8,545,655) in exchange for 877,366 Class B shares of the CharterSM International Moderate Portfolio. Money market investments held by CharterSM International Moderate Portfolio, with a value of $7,930,350 at May 19, 2017, were the principal assets acquired by CharterSM Moderate Portfolio. For U.S. GAAP purposes, assets received and shares issued by CharterSM Moderate Portfolio were recorded at fair value. CharterSM International Moderate Portfolio’s net assets at the merger date of $8,545,655 were combined with those of CharterSM Moderate Portfolio. Assuming the acquisition had been completed January 1, 2017, the beginning of the annual reporting period of CharterSM Moderate Portfolio, pro forma results of operations for the year ended December 31, 2017 would include net investment income of $454,816 and net realized and unrealized gain of $3,076,964, resulting in an increase in net assets from operations of $3,531,780. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition date, it is not practicable to separate the amounts of revenue and earnings of the CharterSM International Moderate Portfolio that have been included in CharterSM Moderate Portfolio’s Statement of Operations since the merger date, May 19, 2017. Prior to the combination, the net assets of the CharterSM Moderate Portfolio totaled $25,821,636. Immediately after the combination, the net assets of the CharterSM Moderate Portfolio totaled $34,367,291.

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NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2018 (Unaudited)

Note 10	Subsequent Events

At a meeting held on July 10-12, 2018, the Board approved new Administration fees for the Portfolios to be effective October 1, 2018.

The new Administration fees are as follows:

For purposes of calculating the asset-based administration fee, the assets of the Charter Allocation Portfolios, AXA Allocation Portfolios and Target Allocation Portfolios are aggregated together with certain Portfolios of EQ Advisors Trust (the “EQAT Portfolios”), which are also managed by FMG LLC. The asset-based administration fee is equal to an annual rate of 0.140% of the first $60 billion of the aggregate average daily net assets of the Charter Allocation Portfolios, AXA Allocation Portfolios, Target Allocation Portfolios and EQAT Portfolios; 0.110% on the next $20 billion; 0.0875% on the next $20 billion; and 0.0800% thereafter.

Note 11	Pending Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court for the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight portfolios of EQ Advisors Trust, which is also managed by FMG LLC: EQ/Common Stock Index Portfolio; EQ/Equity Growth PLUS Portfolio; EQ/Equity 500 Index Portfolio; AXA Large Cap Value Managed Volatility Portfolio; AXA Global Equity Managed Volatility Portfolio; AXA Mid Cap Value Managed Volatility Portfolio; EQ/ Intermediate Government Bond Index Portfolio; and 1290 VT GAMCO Small Company Value Portfolio (formerly, EQ/GAMCO Small Company Value Portfolio) (the “Sivolella Portfolios”). Note, in June 2014, the EQ/Equity Growth PLUS Portfolio was reorganized into the AXA Large Cap Growth Managed Volatility Portfolio. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to FMG LLC and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In October 2011, FMG LLC and AXA Equitable filed a motion to dismiss the complaint. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief, but adding new claims under (1) Section 26(f) of the 1940 Act alleging that the variable annuity contracts sold by the Defendants charged excessive management fees, and seeking restitution and rescission of those contracts under Section 47(b) of the 1940 Act; and (2) a claim for unjust enrichment. The Defendants filed a motion to dismiss the Amended Complaint in December 2011. In May 2012, Plaintiff voluntarily dismissed the Section 26(f) claim seeking restitution and rescission under Section 47(b). In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint as it related to the Section 36(b) claim and granted the motion to dismiss as it related to the unjust enrichment claim.

In January 2013, a second lawsuit against FMG LLC was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC (“Sanford Litigation”), was filed derivatively on behalf of the EQ/PIMCO Ultra Short Bond Portfolio, the EQ/T. Rowe Price Growth Stock Portfolio, the EQ/Global Bond PLUS Portfolio, and the EQ/Core Bond Index Portfolio, in addition to four of the Sivolella Portfolios. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the parties agreed to consolidate the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Concluded)

June 30, 2018 (Unaudited)

fees paid to FMG LLC in its capacity as the Administrator of EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs and fees. In January 2015, Plaintiffs and Defendants filed motions for summary judgment and other pre-trial motions, which were denied by the Court in August 2015.

The non-jury trial commenced in January 2016 and testimony concluded in February 2016. Closing arguments occurred in June 2016 following post-trial briefing. On August 25, 2016, the Court issued its decision in favor of FMG LLC and AXA Equitable, finding that the Plaintiffs had failed to meet their burden to demonstrate that FMG LLC and AXA Equitable breached their fiduciary duty in violation of Section 36(b) or show any actual damages. In September 2016, the Plaintiffs filed a motion to amend the trial opinion and to amend or make new findings of fact and/or conclusions of law, which was denied by the Court in December 2016. In December 2016, Plaintiffs filed a notice to appeal the Court’s decision to the United States Court of Appeals for the Third Circuit. On July 10, 2018, the Third Circuit affirmed the trial court’s decision. Plaintiffs have ninety days in which to file a petition for certiorari to the U.S. Supreme Court.

No liability for litigation relating to these matters has been accrued in the financial statements of the Portfolios because any potential damages would be the responsibility of the Defendants.

In November 2010, the Trust and EQ Advisors Trust, and several of their respective portfolios (the “Named Portfolios”), were named as defendants and putative members of the proposed defendant class of shareholders in a lawsuit brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the United States Bankruptcy Court for the District of Delaware regarding Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The lawsuit relates to amounts paid to the Trust and EQ Advisors Trust, and the Named Portfolios, as holders of publicly-traded shares of Tribune Company, which were components of certain broad-based securities market indices, for which there were public tender offers during 2007. The suit seeks return of the share price received by Tribune Company shareholders in the tender offers plus interest and attorneys’ fees and expenses.

The Committee’s suit has been consolidated with a number of related lawsuits around the United States into a single multi-district litigation proceeding now pending in the United States District Court for the Southern District of New York (In re: Tribune Company Fraudulent Conveyance Litigation). The lawsuits do not allege any misconduct by the Trust, EQ Advisors Trust or the Named Portfolios. Certain of the Plaintiffs’ claims have been dismissed and in March 2016 the United States Court of Appeals for the Second Circuit (the “Second Circuit”) affirmed the dismissal of those claims. In September 2016, Plaintiffs filed a petition for a writ of certiorari with the United States Supreme Court, which is currently pending. In January 2017, the United States District Court for the Southern District of New York dismissed the remaining claims involving shareholders, such as the portfolios, who sold their shares as part of the public tender offers. The Plaintiffs have requested permission from the court to appeal its decision to the Second Circuit. The Portfolios cannot predict the outcome of these lawsuits. If the lawsuits were to be decided or settled in a manner adverse to the Named Portfolios, the payment of such judgments or settlements could have an adverse effect on each Named Portfolio’s net asset value. However, no liability for litigation relating to this matter has been accrued in the financial statements of the Named Portfolios, as the Adviser believes a loss is not probable.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-877-222-2144 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 27, 2018

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
August 27, 2018